UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 9/30/21

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Report to Shareholders.

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Focus Fund	ARTTX	APDTX	APHTX
Artisan Global Discovery Fund	APFDX	APDDX	APHDX
Artisan Global Equity Fund	ARTHX	APDHX	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Small-Mid Fund	ARTJX	APDJX	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Select Equity Fund	ARTNX	APDNX	APHNX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Sustainable Emerging Markets Fund	ARTZX	N/A	APHEX
Artisan Value Fund	ARTLX	APDLX	APHLX

As permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Funds’ annual and semi-annual shareholder reports are no longer being sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available online at https://connect.rightprospectus.com/Artisan, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you invest directly with a Fund, by calling 800.344.1770 or by enrolling on the Funds’ website at www.artisanpartners.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800.344.1770 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

TABLE OF CONTENTS

MANAGEMENT’S DISCUSSIONS ON FUND PERFORMANCE
2	Artisan Developing World Fund
4	Artisan Focus Fund
6	Artisan Global Discovery Fund
8	Artisan Global Equity Fund
10	Artisan Global Opportunities Fund
12	Artisan Global Value Fund
14	Artisan High Income Fund
16	Artisan International Fund
18	Artisan International Small-Mid Fund
20	Artisan International Value Fund
22	Artisan Mid Cap Fund
24	Artisan Mid Cap Value Fund
26	Artisan Select Equity Fund
28	Artisan Small Cap Fund
30	Artisan Sustainable Emerging Markets Fund
32	Artisan Value Fund

SCHEDULES OF INVESTMENTS
34	Artisan Developing World Fund
36	Artisan Focus Fund
39	Artisan Global Discovery Fund
41	Artisan Global Equity Fund
44	Artisan Global Opportunities Fund
46	Artisan Global Value Fund
48	Artisan High Income Fund
56	Artisan International Fund
59	Artisan International Small-Mid Fund
62	Artisan International Value Fund
65	Artisan Mid Cap Fund
68	Artisan Mid Cap Value Fund
70	Artisan Select Equity Fund
72	Artisan Small Cap Fund
75	Artisan Sustainable Emerging Markets Fund
78	Artisan Value Fund

80	STATEMENTS OF ASSETS AND LIABILITIES

84	STATEMENTS OF OPERATIONS

88	STATEMENTS OF CHANGES IN NET ASSETS

96	FINANCIAL HIGHLIGHTS

113	NOTES TO FINANCIAL STATEMENTS

154	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

158	SHAREHOLDER EXPENSE EXAMPLE

163	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

170	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

173	PROXY VOTING POLICIES AND PROCEDURES

173	INFORMATION ABOUT PORTFOLIO SECURITIES

174	DIRECTORS AND OFFICERS

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

This report and the audited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of September 30, 2021. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN DEVELOPING WORLD FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/29/2015 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Developing World Fund – Investor Shares (6/29/2015)	16.15%	33.71%	21.43%	17.73%
Artisan Developing World Fund – Advisor Shares (6/29/2015)	16.35	33.95	21.64	17.94
Artisan Developing World Fund – Institutional Shares (6/29/2015)	16.46	34.08	21.74	18.05
MSCI Emerging Markets Index	18.20	8.58	9.23	6.83	*

*	As of Investor, Advisor and Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

2	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2021, emerging markets were up, though not quite as sharply as their US and European counterparts. Country-level returns were largely positive across emerging markets during the period. Taiwan was the top contributor in the MSCI Emerging Markets Index, while China was the main detractor, partially due to the fact that Evergrande, one of China’s largest property developers, appeared on the brink of bankruptcy. By the end of October 2020, most broad-market indices had recovered to their pre-pandemic levels, only to then climb beyond their pre-pandemic levels, bolstered by global stimulus and the continued rollout of COVID-19 vaccinations. That said, global markets pulled back in September 2021, due in part to escalating inflation concerns, supply chain disruptions and increasing regulatory intervention in China. These challenges, combined with the Delta variant, have introduced further uncertainty into the marketplace.

SECTOR DIVERSIFICATION

Sector	9/30/2021	9/30/2020
Communication Services	22.4%	14.9%
Consumer Discretionary	26.0	26.3
Consumer Staples	5.3	8.4
Financials	3.1	5.4
Health Care	14.5	13.9
Industrials	2.1	4.6
Information Technology	25.6	24.0
Other assets less liabilities	1.0	2.5
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Singaporean provider of information technology services Sea, Chinese pharmaceutical company Wuxi Biologics, US-based online trading site for Latin American markets MercadoLibre, Netherlands-based semiconductor manufacturing equipment company ASML and US-based technology company NVIDIA. Bottom contributors during the period included: Chinese e-commerce company Alibaba, Chinese education company TAL Education, Chinese online entertainment company Bilibili, UK-based luxury fashion technology platform Farfetch and Chinese operator of integrated platforms for housing transactions KE.

REGION ALLOCATION

Region	9/30/2021	9/30/2020
Developed Markets	51.8%	41.1%
Emerging Asia	40.0	46.7
Latin America	6.1	7.4
Europe, Middle East and Africa	1.1	2.3

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based operator of an online marketplace for lodging Airbnb, Chinese online entertainment company Bilibili, UK-based luxury fashion technology platform Farfetch, US-based camera and social media company Snap and US-based security company Crowdstrike. We funded these purchases in part through exiting our positions in TAL Education, Hundsun Technologies, Jiangsu Hengrui Medicine, AIA and NIKE.

Artisan Partners Funds	3

ARTISAN FOCUS FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (4/24/2017 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	3-Year	Since Inception
Artisan Focus Fund – Investor Shares (4/24/2017)	25.70%	19.81%	25.36%
Artisan Focus Fund – Advisor Shares (7/31/2018)	25.84	19.97	20.35
Artisan Focus Fund – Institutional Shares (2/3/2020)	25.93	n/a	23.24
S&P 500® Index	30.01	15.99	16.52	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to performance. IPO investments may contribute significantly to a small portfolio’s return, an effect that will generally decrease as assets grow. IPO investments may be unavailable in the future. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ Limited Partnership’s (the “Adviser” or “Artisan Partners”) contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

4	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2021, US equities were up meaningfully. Small and mid-cap stocks led, while large-cap stocks trailed. From a style perspective, value outperformed growth during the period. Sector returns were positive across the board, with energy as the highest performer and utilities as the lowest. By the end of October 2020, most broad-market indices had recovered to their pre-pandemic levels, only to then climb beyond their pre-pandemic levels, bolstered by global stimulus and the continued rollout of COVID-19 vaccinations. That said, global markets pulled back in September 2021, due in part to escalating inflation concerns, supply chain disruptions and increasing regulatory intervention in China. These challenges, combined with the Delta variant, have introduced further uncertainty into the marketplace.

SECTOR DIVERSIFICATION

Sector	9/30/2021	9/30/2020
Communication Services	7.0%	8.7%
Consumer Discretionary	2.6	5.7
Financials	11.4	10.3
Health Care	4.9	4.2
Industrials	17.3	19.7
Information Technology	35.9	44.0
Materials	8.0	–
Real Estate	6.3	1.6
Utilities	1.2	–
Other assets less liabilities	5.4	5.8
	100.0%	100.0%

PERFORMANCE DISCUSSION*

Top contributors within the portfolio during the period included: US-based technology company engaged in the provision of memory and storage solutions Micron Technology, US-based semiconductor company specializing in high-performance analog signal processing chips Analog Devices, Taiwanese integrated circuits manufacturer Taiwan Semiconductor Manufacturing Co, US-based media and entertainment services provider Disney and US-based data provider IHS Markit. Bottom contributors during the period included: US-based provider of technology services to the financial services industry Fidelity National Information Services (FIS), US-based financial information services company S&P Global, US-based retail electronic payments network provider Visa, US-based technology designer and manufacturer Apple and French airplane and military equipment manufacturer Airbus. The use of derivatives, including options used to hedge short-term portfolio volatility, had a negative overall impact on performance during the period.

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based social networking website operator Facebook, UK-based industrial gas producer Linde, US-based provider of building products and technology solutions Johnson Controls, US-based IT outsourcing and consulting firm Accenture and US-based provider of enterprise IT management software ServiceNow. We funded these purchases in part through exiting our positions in Apple, Copart, Amazon, Amphenol and Ericsson.

*	For options, exposures have been delta-adjusted to determine contribution to return.

Artisan Partners Funds	5

ARTISAN GLOBAL DISCOVERY FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (8/21/2017 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	3-Year	Since Inception
Artisan Global Discovery Fund – Investor Shares (8/21/2017)	27.93%	23.82%	23.35%
Artisan Global Discovery Fund – Advisor Shares (2/3/2020)	27.97	n/a	31.52
Artisan Global Discovery Fund – Institutional Shares (2/3/2020)	28.30	n/a	31.73
MSCI ACWI Index	27.44	12.58	12.49	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ and Advisor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

6	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2021, global equities were up meaningfully. While US markets led, European markets and emerging markets also performed very well on an absolute basis during the period. By the end of October 2020, most broad-market indices had recovered to their pre-pandemic levels, only to then climb beyond their pre-pandemic levels, bolstered by global stimulus and the continued rollout of COVID-19 vaccinations. That said, global markets pulled back in September 2021, due in part to escalating inflation concerns, supply chain disruptions and increasing regulatory intervention in China. These challenges, combined with the Delta variant, have introduced further uncertainty into the marketplace.

SECTOR DIVERSIFICATION

Sector	9/30/2021	9/30/2020
Communication Services	3.5%	5.9%
Consumer Discretionary	5.6	8.2
Consumer Staples	–	1.3
Financials	11.5	5.5
Health Care	21.8	22.7
Industrials	17.7	19.7
Information Technology	30.6	27.4
Materials	2.2	3.3
Real Estate	1.3	–
Utilities	1.5	3.7
Other assets less liabilities	4.3	2.3
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Australian enterprise software designer and developer Atlassian, Chinese sportswear company Li Ning, US-based developer of programmable logic products Lattice Semiconductor, US-based banking company First Republic Bank and Hong Kong-based power tools company Techtronic Industries. Bottom contributors during the period included: Brazilian retail company Magazine Luiza, US-based provider of unified, cloud-based spend-management software Coupa, US-based social gaming operator Zynga, UK-based insights and analytics company Clarivate and the UK’s primary stock exchange London Stock Exchange Group.

REGION ALLOCATION

Region	9/30/2021	9/30/2020
Americas	60.7%	56.7%
Europe	25.0	30.2
Pacific Basin	7.6	5.9
Emerging Markets	2.4	4.9

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based metal products manufacturer Valmont Industries, US-based marketing software provider HubSpot, US-based stock exchange Nasdaq, US-based engineering software company Bentley Systems and Spanish banking company Banco Bilbao Vizcaya Argentaria (BBVA). We funded these purchases in part through exiting our positions in Clarivate, Li Ning, Zoom Video, Ollie’s Bargain Outlet and Halozyme Therapeutics.

Artisan Partners Funds	7

ARTISAN GLOBAL EQUITY FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/29/2010 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Global Equity Fund – Investor Shares (3/29/2010)	19.70%	15.97%	16.55%	15.56%	13.35%
Artisan Global Equity Fund – Advisor Shares (8/5/2020)	19.64	n/a	n/a	n/a	17.84
Artisan Global Equity Fund – Institutional Shares (10/15/2015)	19.91	16.20	16.82	n/a	14.49
MSCI ACWI Index	27.44	12.58	13.20	11.90%	9.73	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ and Advisor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

8	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2021, global equities were up meaningfully. While US markets led, European markets and emerging markets also performed very well on an absolute basis during the period. By the end of October 2020, most broad-market indices had recovered to their pre-pandemic levels, only to then climb beyond their pre-pandemic levels, bolstered by global stimulus and the continued rollout of COVID-19 vaccinations. That said, global markets pulled back in September 2021, due in part to escalating inflation concerns, supply chain disruptions and increasing regulatory intervention in China. These challenges, combined with the Delta variant, have introduced further uncertainty into the marketplace.

SECTOR DIVERSIFICATION

Sector	9/30/2021	9/30/2020
Communication Services	8.9%	8.3%
Consumer Discretionary	8.1	7.1
Consumer Staples	1.6	3.1
Energy	1.2	1.1
Financials	4.5	7.8
Health Care	19.9	31.4
Industrials	24.8	14.3
Information Technology	23.9	18.7
Materials	2.0	4.4
Utilities	1.6	1.8
Other assets less liabilities	3.5	2.0
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based biopharmaceutical company Halozyme Therapeutics, US-based Internet search engine operator Alphabet, US-based provider of building products and technology solutions Johnson Controls, US-based designer and manufacturer of digital infrastructure Vertiv and Netherlands-based provider of CPaaS (communication platform as a service) software CM.com. Bottom contributors during the period included: US-based biopharmaceutical company ACADIA Pharmaceuticals, Chinese cancer screening technology development business New Horizon Health, Chinese data center operator Chindata Group Holdings, Chinese e-commerce company Alibaba and US-based provider of technology services to the financial services industry Fidelity National Information Services (FIS).

REGION ALLOCATION

Region	9/30/2021	9/30/2020
Americas	49.6%	51.5%
Europe	34.2	31.3
Emerging Markets	8.1	8.6
Pacific Basin	2.7	6.6
Middle East	1.9	–

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: German-based mail and logistics services company Deutsche Post, US-based logistics services provider GXO Logistics, US-based provider of simulation software used in product design for various industries Altair Engineering, US-based medical and fabrication technology company Colfax and Italian factoring company specializing in refinancing invoices from public administrations BFF Bank. We funded these purchases in part through exiting our positions in Deutsche Boerse, Alibaba, Jeol, Illumina and Deutsche Telekom.

Artisan Partners Funds	9

ARTISAN GLOBAL OPPORTUNITIES FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/22/2008 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Global Opportunities Fund – Investor Shares (9/22/2008)	19.89%	20.26%	18.23%	17.02%	13.66%
Artisan Global Opportunities Fund – Advisor Shares (4/1/2015)	20.07	20.43	18.39	n/a	16.26
Artisan Global Opportunities Fund – Institutional Shares (7/26/2011)	20.20	20.55	18.51	17.30	14.61
MSCI ACWI Index	27.44	12.58	13.20	11.90	8.60	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

10	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2021, global equities were up meaningfully. While US markets led, European markets and emerging markets also performed very well on an absolute basis during the period. By the end of October 2020, most broad-market indices had recovered to their pre-pandemic levels, only to then climb beyond their pre-pandemic levels, bolstered by global stimulus and the continued rollout of COVID-19 vaccinations. That said, global markets pulled back in September 2021, due in part to escalating inflation concerns, supply chain disruptions and increasing regulatory intervention in China. These challenges, combined with the Delta variant, have introduced further uncertainty into the marketplace.

SECTOR DIVERSIFICATION

Sector	9/30/2021	9/30/2020
Communication Services	7.6%	7.1%
Consumer Discretionary	10.8	11.4
Consumer Staples	–	1.1
Financials	10.0	4.8
Health Care	22.3	23.7
Industrials	15.3	14.8
Information Technology	22.2	25.6
Materials	2.3	2.3
Utilities	3.9	6.2
Other assets less liabilities	5.6	3.0
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Hong Kong-based power tools company Techtronic Industries, Australian enterprise software designer and developer Atlassian, US-based Internet search engine operator Alphabet, US-based data provider IHS Markit and US-based globally diversified conglomerate Danaher. Bottom contributors during the period included: US-based video communications platform Zoom Video, Brazilian retail company Magazine Luiza, US-based provider of technology services to the financial services industry Fidelity National Information Services (FIS), US-based provider of unified, cloud-based spend-management software Coupa and the UK’s primary stock exchange London Stock Exchange Group.

REGION ALLOCATION

Region	9/30/2021	9/30/2020
Americas	57.6%	52.3%
Europe	25.2	31.7
Pacific Basin	10.8	9.0
Emerging Markets	0.8	4.0

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Swiss financial services provider UBS, Canadian cloud-based e-commerce platform operator Shopify, US-based savings and loan holding company Charles Schwab, Spanish banking company Banco Bilbao Vizcaya Argentaria (BBVA) and US-based medical device firm Dexcom. We funded these purchases in part through exiting our positions Zoom Video, TJX, L3Harris, Pagseguro Digital and Koninklijke Philips.

Artisan Partners Funds	11

ARTISAN GLOBAL VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/10/2007 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Global Value Fund – Investor Shares (12/10/2007)	35.46%	8.35%	9.71%	11.63%	8.01%
Artisan Global Value Fund – Advisor Shares (4/1/2015)	35.70	8.50	9.86	n/a	8.15
Artisan Global Value Fund – Institutional Shares (7/17/2012)	35.80	8.61	9.97	n/a	10.96
MSCI ACWI Index	27.44	12.58	13.20	11.90	6.09	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

12	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2021, global equities were up meaningfully. While US markets led, European markets and emerging markets also performed very well on an absolute basis during the period. By the end of October 2020, most broad-market indices had recovered to their pre-pandemic levels, only to then climb beyond their pre-pandemic levels, bolstered by global stimulus and the continued rollout of COVID-19 vaccinations. That said, global markets pulled back in September 2021, due in part to escalating inflation concerns, supply chain disruptions and increasing regulatory intervention in China. These challenges, combined with the Delta variant, have introduced further uncertainty into the marketplace.

SECTOR DIVERSIFICATION

Sector	9/30/2021	9/30/2020
Communication Services	13.8%	12.9%
Consumer Discretionary	16.9	15.3
Consumer Staples	5.6	1.7
Energy	2.8	0.8
Financials	27.6	25.9
Health Care	14.3	10.1
Industrials	4.6	11.4
Information Technology	4.9	13.9
Materials	3.2	2.9
Other assets less liabilities	6.3	5.1
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based Internet search engine operator Alphabet, US-based online travel company Expedia, Swiss luxury goods company Cie Financiere Richemont, Netherlands-based global semiconductor manufacturer NXP Semiconductors and Chinese Internet search engine operator Baidu. Bottom contributors during the period included: Chinese e-commerce company Alibaba, Japanese video game company Nintendo, Netherlands-based health technology company Koninklijke Philips, Swiss pharmaceutical company Novartis and US-based insurance holding company Progressive.

REGION ALLOCATION

Region	9/30/2021	9/30/2020
Americas	46.3%	54.8%
Europe	36.0	30.8
Emerging Markets	8.7	9.3
Pacific Basin	2.7	–

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: French food company Danone, Japanese video game company Nintendo, Netherlands-based health technology company Koninklijke Philips, Chinese e-commerce company Alibaba and Netherlands-based integrated oil and gas company Royal Dutch Shell. We funded these purchases in part through exiting our positions in FedEx, Cognizant, NXP Semiconductors, Baidu and Visa.

Artisan Partners Funds	13

ARTISAN HIGH INCOME FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/19/2014 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan High Income Fund – Investor Shares (3/19/2014)	13.79%	7.83%	7.63%	7.05%
Artisan High Income Fund – Advisor Shares (3/19/2014)	13.86	7.97	7.78	7.21
Artisan High Income Fund – Institutional Shares (10/3/2016)	13.97	8.07	n/a	7.83
ICE BofAML US High Yield Master II Index	11.46	6.62	6.35	5.46	*

*	As of Investor and Advisor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. Unlike the Index, the Fund may hold loans and other security types. At times, this can cause material differences in relative performance. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

14	Artisan Partners Funds

INVESTING ENVIRONMENT

Non-investment grade credit markets posted strong positive returns during the 12-month period ended September 30, 2021. Supportive capital markets and heavy refinancing activity translated into a benign credit backdrop characterized by limited defaults and deep bid for yield. As a result, high yield credit spreads returned to pre-pandemic levels while yields fell to all-time lows.

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based multinational conglomerate General Electric, US-based retailer Nordstrom, US-based independent oil and gas company Laredo Petroleum, US-based provider of food and personal care products, electronics, clothing, technology, telecommunications and software solutions TKC Holdings and Malta-based private aviation company VistaJet. Bottom contributors during the period included: US-based investment holding company Victors Merger, US-based Internet domain and web hosting provider Endure Digital, US-based flat-rolled steel producer company Cleveland-Cliffs, UK-based financial services company Virgin Media Secured Finance and Canadian petroleum refining company Strathcona Resources.

PORTFOLIO COMPOSITION

Type	9/30/2021	9/30/2020
Corporate Bonds	61.4%	75.8%
Bank Loans	35.0	21.2
Convertible Bond	0.1	0.2
Common Stock	0.2	–
Other assets less liabilities	3.3	2.8
	100.0%	100.0%

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based manufacturer and distributor of healthcare supplies Medline Industries, US-based oil and natural gas company Callon Petroleum, US-based provider of on demand products and services for the rental housing industry RealPage, US-based company involved in the arrangement of transportation of freight and cargo Royal Caribbean Cruises and US-based software services company Delta Topco. We funded these purchases in part through exiting our positions in Expedia, Michaels Stores, Beacon Roofing Supply, Core & Main Holdings and EQT.

Artisan Partners Funds	15

ARTISAN INTERNATIONAL FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/28/1995 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund – Investor Shares (12/28/1995)	15.32%	9.30%	9.49%	9.78%	8.97%
Artisan International Fund – Advisor Shares (4/1/2015)	15.47	9.47	9.65	n/a	5.84
Artisan International Fund – Institutional Shares (7/1/1997)	15.56	9.55	9.74	10.03	8.09
MSCI EAFE Index	25.73	7.62	8.81	8.10	5.20	*
MSCI ACWI ex US Index††	23.92	8.03	8.94	7.48	5.60	*

*	As of Investor Shares inception date.
††	The performance of the Index represents linked performance data for the MSCI ACWI ex US (Gross) Index from Investor Shares’ inception date to 12/31/2000 and the MSCI ACWI ex US (Net) Index from 1/1/2001 forward.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

16	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2021, global equities were up meaningfully. While US markets led, European markets and emerging markets also performed very well on an absolute basis during the period. By the end of October 2020, most broad-market indices had recovered to their pre-pandemic levels, only to then climb beyond their pre-pandemic levels, bolstered by global stimulus and the continued rollout of COVID-19 vaccinations. That said, global markets pulled back in September 2021, due in part to escalating inflation concerns, supply chain disruptions and increasing regulatory intervention in China. These challenges, combined with the Delta variant, have introduced further uncertainty into the marketplace.

SECTOR DIVERSIFICATION

Sector	9/30/2021	9/30/2020
Communication Services	6.4%	7.1%
Consumer Discretionary	9.8	8.5
Consumer Staples	3.4	7.5
Energy	1.4	1.1
Financials	21.3	20.7
Health Care	15.0	19.1
Industrials	15.4	6.5
Information Technology	11.0	9.8
Materials	12.2	14.7
Utilities	0.3	2.4
Other assets less liabilities	3.8	2.6
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based Internet search engine operator Alphabet, UK-based industrial gas producer Linde, Irish low-cost carrier Ryanair, US-based designer and manufacturer of digital infrastructure AIA and Israeli provider of cloud-based and on-premise enterprise software solutions Nice. Bottom contributors during the period included: Chinese e-commerce company Alibaba, Germany-based financial exchanges operator Deutsche Boerse, Japanese pharmaceuticals and health-foods products company Nippon Shinyaku, UK-based airline company International Consolidated Airlines and Chinese manufacturer and distributor of e-vapor products RLX Technology.

REGION ALLOCATION

Region	9/30/2021	9/30/2020
Europe	70.1%	57.1%
Americas	11.8	18.0
Emerging Markets	6.4	12.6
Pacific Basin	4.0	7.2
Middle East	3.9	2.5

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: German-based mail and logistics services company Deutsche Post, French international banking group BNP Paribas, French provider of consulting, technology, professional and outsourcing services Capgemini, UK-based bank Barclays and Netherlands-based diversified financial services provider ING Groep. We funded these purchases in part through exiting our positions in Alibaba, Medtronic, Tencent, Willis Towers Watson and Intercontinental Exchange (ICE).

Artisan Partners Funds	17

ARTISAN INTERNATIONAL SMALL-MID FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/21/2001 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Small-Mid Fund – Investor Shares (12/21/2001)	22.99%	15.65%	13.72%	12.28%	12.29%
Artisan International Small-Mid Fund – Advisor Shares (12/4/2018)	23.20	n/a	n/a	n/a	23.14
Artisan International Small-Mid Fund – Institutional Shares (4/12/2016)	23.30	15.92	13.97	n/a	13.28
MSCI ACWI ex US SMID Net Index	28.94	8.88	9.40	8.69	9.32	*
MSCI ACWI ex US Small Cap Net Index	33.06	10.33	10.28	9.44	10.25	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

18	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2021, global equities were up meaningfully. While US markets led, European markets and emerging markets also performed very well on an absolute basis during the period. By the end of October 2020, most broad-market indices had recovered to their pre-pandemic levels, only to then climb beyond their pre-pandemic levels, bolstered by global stimulus and the continued rollout of COVID-19 vaccinations. That said, global markets pulled back in September 2021, due in part to escalating inflation concerns, supply chain disruptions and increasing regulatory intervention in China. These challenges, combined with the Delta variant, have introduced further uncertainty into the marketplace.

SECTOR DIVERSIFICATION

Sector	9/30/2021	9/30/2020
Communication Services	0.6%	1.7%
Consumer Discretionary	6.6	8.5
Consumer Staples	6.4	5.5
Energy	0.9	–
Financials	2.2	2.8
Health Care	23.5	25.6
Industrials	27.5	22.0
Information Technology	25.6	25.2
Materials	1.7	2.2
Real Estate	1.2	1.2
Other assets less liabilities	3.8	5.3
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Israeli manufacturer of industrial and commercial printing solutions Kornit Digital, German semiconductor company AIXTRON, Israeli provider of cloud-based and on-premise enterprise software solutions Nice, Canadian modeling, simulation and training for civil aviation and defense company CAE and US-based semiconductor company Cree. Bottom contributors during the period included: German biotechnology company MorphoSys, UK-based online retail company boohoo, UK-based online fashion retail company ASOS, US-based biopharmaceutical company Global Blood Therapeutics and Swedish pharmaceutical company Oncopeptides.

REGION ALLOCATION

Region	9/30/2021	9/30/2020
Europe	43.9%	49.3%
Americas	19.5	15.5
Pacific Basin	17.6	16.9
Middle East	9.1	7.2
Emerging Markets	6.1	5.8

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: UK-based aviation company JET2, Japanese electronics company Toshiba, Israeli security software company CyberArk Software, French engineering company Gaztransport Et Technigaz and Swiss technology company Comet. We funded these purchases in part through exiting our positions in Atos, Codemasters, Morinaga & Co, Hypoport and OBIC Business Consultants.

Artisan Partners Funds	19

ARTISAN INTERNATIONAL VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/23/2002 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Value Fund – Investor Shares (9/23/2002)	36.13%	9.96%	9.39%	10.79%	12.00%
Artisan International Value Fund – Advisor Shares (4/1/2015)	36.31	10.11	9.55	n/a	7.32
Artisan International Value Fund – Institutional Shares (10/1/2006)	36.45	10.23	9.64	11.03	7.70
MSCI EAFE Index	25.73	7.62	8.81	8.10	7.87	*
MSCI ACWI ex US Index	23.92	8.03	8.94	7.48	8.35	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

20	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2021, global equities were up meaningfully. While US markets led, European markets and emerging markets also performed very well on an absolute basis during the period. By the end of October 2020, most broad-market indices had recovered to their pre-pandemic levels, only to then climb beyond their pre-pandemic levels, bolstered by global stimulus and the continued rollout of COVID-19 vaccinations. That said, global markets pulled back in September 2021, due in part to escalating inflation concerns, supply chain disruptions and increasing regulatory intervention in China. These challenges, combined with the Delta variant, have introduced further uncertainty into the marketplace.

SECTOR DIVERSIFICATION

Sector	9/30/2021	9/30/2020
Communication Services	8.2%	11.4%
Consumer Discretionary	12.3	15.4
Consumer Staples	10.7	3.6
Energy	5.0	5.0
Financials	19.2	19.1
Health Care	6.1	7.0
Industrials	10.3	12.3
Information Technology	11.3	12.2
Materials	4.7	4.6
Other assets less liabilities	12.2	9.4
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Korean electronic products and solutions manufacturer Samsung Electronics, Netherlands-based diversified financial services provider ING Groep, Chinese Internet search engine operator Baidu, UK-based contract-catering business Compass Group and Swiss financial services provider UBS. Bottom contributors during the period included: Chinese e-commerce company Alibaba, German designer, manufacturer and distributor of dialysis equipment and supplier and provider of essential kidney dialysis services Fresenius Medical Care, Chinese hygienic products company Hengan International Group, Swiss financial services provider Credit Suisse and Netherlands-based music entertainment company Universal Music.

REGION ALLOCATION

Region	9/30/2021	9/30/2020
Europe	53.7%	54.3%
Emerging Markets	20.1	25.0
Americas	12.9	10.3
Pacific Basin	1.2	1.1

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Canadian operator of independent convenience stores Alimentation Couche-Tard, French multinational aircraft engine, rocket engine, aerospace-component and defense company Safran, Swiss financial services provider Credit Suisse , Chinese hygienic products company Hengan International Group and Finnish network infrastructure, technology and software services company Nokia . We funded these purchases in part through exiting our positions in Baidu, DSV, Schlumberger, NXP Semiconductors and Willis Towers.

Artisan Partners Funds	21

ARTISAN MID CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/27/1997 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Fund – Investor Shares (6/27/1997)	29.84%	25.74%	21.99%	18.01%	14.99%
Artisan Mid Cap Fund – Advisor Shares (4/1/2015)	30.02	25.94	22.17	n/a	17.12
Artisan Mid Cap Fund – Institutional Shares (7/1/2000)	30.15	26.05	22.27	18.29	10.95
Russell Midcap® Index	38.11	14.22	14.39	15.52	10.49	*
Russell Midcap® Growth Index	30.45	19.14	19.27	17.54	10.20	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

22	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2021, US equities were up meaningfully. Small and mid-cap stocks led, while large-cap stocks trailed. From a style perspective, value outperformed growth during the period. Sector returns were positive across the board, with energy as the highest performer and utilities as the lowest. By the end of October 2020, most broad-market indices had recovered to their pre-pandemic levels, only to then climb beyond their pre-pandemic levels, bolstered by global stimulus and the continued rollout of COVID-19 vaccinations. That said, global markets pulled back in September 2021, due in part to escalating inflation concerns, supply chain disruptions and increasing regulatory intervention in China. These challenges, combined with the Delta variant, have introduced further uncertainty into the marketplace.

SECTOR DIVERSIFICATION

Sector	9/30/2021	9/30/2020
Communication Services	8.5%	8.2%
Consumer Discretionary	13.3	10.9
Consumer Staples	–	0.8
Financials	10.9	2.3
Health Care	21.5	27.5
Industrials	9.9	12.2
Information Technology	32.0	32.7
Materials	1.2	0.8
Utilities	–	2.6
Other assets less liabilities	2.7	2.0
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Australian enterprise software designer and developer Atlassian, US-based marketing software provider HubSpot, German-based biopharmaceutical company BioNTech, US-based developer of programmable logic products Lattice Semiconductor and US-based power generation equipment manufacturer Generac. Bottom contributors during the period included: US-based technology developer for monitoring suspected heartbeat arrhythmias iRhythm, US-based provider of unified, cloud-based spend-management software Coupa, US-based software developer JFrog, US-based social gaming operator Zynga and US-based video communications platform Zoom Video.

REGION ALLOCATION

Region	9/30/2021	9/30/2020
Americas	88.2%	86.6%
Europe	8.5	10.2
Emerging Markets	–	1.2
Middle East	0.6	–

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based banking franchise specializing in the West Coast tech community SVB Financial, US-based stock exchange Nasdaq, US-based banking company First Republic Bank, US-based manufacturer and supplier of materials for the microelectronics industry Entegris and US-based ride-hailing service company Lyft. We funded these purchases in part through exiting our positions in Zoom Video, Fidelity National Information Services (FIS), IHS Markit, Lonza Group and Ollie’s Bargain Outlet.

Artisan Partners Funds	23

ARTISAN MID CAP VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/2001 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Value Fund – Investor Shares (3/28/2001)	44.94%	8.77%	9.96%	11.14%	10.27%
Artisan Mid Cap Value Fund – Advisor Shares (4/1/2015)	45.12	8.95	10.13	n/a	7.88
Artisan Mid Cap Value Fund – Institutional Shares (2/1/2012)	45.22	9.02	10.21	n/a	9.68
Russell Midcap® Index	38.11	14.22	14.39	15.52	10.60	*
Russell Midcap® Value Index	42.40	10.28	10.59	13.93	10.20	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Advisor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

24	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2021, US equities were up meaningfully. Small and mid-cap stocks led, while large-cap stocks trailed. From a style perspective, value outperformed growth during the period. Sector returns were positive across the board, with energy as the highest performer and utilities as the lowest. By the end of October 2020, most broad-market indices had recovered to their pre-pandemic levels, only to then climb beyond their pre-pandemic levels, bolstered by global stimulus and the continued rollout of COVID-19 vaccinations. That said, global markets pulled back in September 2021, due in part to escalating inflation concerns, supply chain disruptions and increasing regulatory intervention in China. These challenges, combined with the Delta variant, have introduced further uncertainty into the marketplace.

Sector	9/30/2021	9/30/2020
Communication Services	13.0%	11.9%
Consumer Discretionary	19.4	22.2
Consumer Staples	5.9	5.8
Energy	2.0	–
Financials	17.1	21.9
Health Care	6.2	6.6
Industrials	13.5	12.2
Information Technology	7.5	7.1
Materials	3.8	4.5
Real Estate	8.3	6.2
Utilities	2.2	–
Other assets less liabilities	1.1	1.6
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based automotive company AutoNation, US-based online travel company Expedia, US-based holding company specializing in the insurance, moving and storage businesses AMERCO, US-based media and Internet company IAC/InterActiveCorp and US-based financial services company Fifth Third Bancorp. Bottom contributors during the period included: US-based provider of online video software and services Vimeo, Israeli developer of IT security software and hardware solutions Check Point Software Technologies, US-based real estate investment trust Equity Commonwealth, US-based oil and gas equipment and technology provider NOV and US-based insurance company Aon.

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based energy and energy services provider that delivers electricity and natural gas OGE Energy, US-based oil and gas equipment and technology provider NOV, US-based real estate and investment management company Jones Lang LaSalle, Israeli developer of IT security software and hardware solutions Check Point Software Technologies and US-based real estate investment trust PS Business Parks. We funded these purchases in part through exiting our positions in Aon, Arrow Electronics, Match Group, Weyerhaeuser and BOK Financial.

Artisan Partners Funds	25

ARTISAN SELECT EQUITY FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (2/28/2020 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	Since Inception
Artisan Select Equity Fund – Investor Shares (2/28/2020)	32.55%	20.67%
Artisan Select Equity Fund – Advisor Shares (2/28/2020)	32.51	20.73
Artisan Select Equity Fund – Institutional Shares (2/28/2020)	32.71	20.84
S&P 500® Index	30.01	28.86	*

*	As of Investor, Advisor and Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

26	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2021, US equities were up meaningfully. Small and mid-cap stocks led, while large-cap stocks trailed. From a style perspective, value outperformed growth during the period. Sector returns were positive across the board, with energy as the highest performer and utilities as the lowest. By the end of October 2020, most broad-market indices had recovered to their pre-pandemic levels, only to then climb beyond their pre-pandemic levels, bolstered by global stimulus and the continued rollout of COVID-19 vaccinations. That said, global markets pulled back in September 2021, due in part to escalating inflation concerns, supply chain disruptions and increasing regulatory intervention in China. These challenges, combined with the Delta variant, have introduced further uncertainty into the marketplace.

SECTOR DIVERSIFICATION

Sector	9/30/2021	9/30/2020
Communication Services	11.9%	10.5%
Consumer Discretionary	20.0	17.1
Consumer Staples	4.5	–
Financials	26.1	25.7
Health Care	10.6	11.0
Industrials	5.3	9.5
Information Technology	4.7	14.4
Materials	9.6	4.0
Other assets less liabilities	7.3	7.8
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based Internet search engine operator Alphabet, Swiss luxury goods company Cie Financiere Richemont, US-based provider of credit cards and travel-related services American Express, US-based online travel company Expedia and US-based financial services holding company Citigroup. Bottom contributors during the period included: Chinese e-commerce company Alibaba, US-based manufacturer, marketer and distributor of coating systems Axalta Coating Systems, US-based manufacturer and marketer of motorcycles Harley-Davidson, French food company Danone and US-based operator of healthy grocery stores Sprouts Farmers Market.

REGION ALLOCATION

Region	9/30/2021	9/30/2020
Americas	74.1%	77.4%
Europe	10.1	9.9
Emerging Markets	8.5	4.9

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based manufacturer, marketer and distributor of coating systems Axalta Coating Systems, Chinese e-commerce company Alibaba, French food company Danone, US-based manufacturer and marketer of motorcycles Harley-Davidson and US-based operator of healthy grocery stores Sprouts Farmers Market. We funded these purchases in part through exiting our positions in Cognizant, Cie Financiere Richemont and Visa.

Artisan Partners Funds	27

ARTISAN SMALL CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/1995 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Fund – Investor Shares (3/28/1995)	24.45%	20.99%	22.06%	18.74%	11.08%
Artisan Small Cap Fund – Advisor Shares (2/1/2017)	24.63	21.15	n/a	n/a	24.34
Artisan Small Cap Fund – Institutional Shares (5/7/2012)	24.76	21.28	22.33	n/a	17.71
Russell 2000® Index	47.68	10.54	13.45	14.63	9.85	*
Russell 2000® Growth Index	33.27	11.70	15.34	15.74	8.74	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

28	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2021, US equities were up meaningfully. Small and mid-cap stocks led, while large-cap stocks trailed. From a style perspective, value outperformed growth during the period. Sector returns were positive across the board, with energy as the highest performer and utilities as the lowest. By the end of October 2020, most broad-market indices had recovered to their pre-pandemic levels, only to then climb beyond their pre-pandemic levels, bolstered by global stimulus and the continued rollout of COVID-19 vaccinations. That said, global markets pulled back in September 2021, due in part to escalating inflation concerns, supply chain disruptions and increasing regulatory intervention in China. These challenges, combined with the Delta variant, have introduced further uncertainty into the marketplace.

SECTOR DIVERSIFICATION

Sector	9/30/2021	9/30/2020
Communication Services	4.5%	4.8%
Consumer Discretionary	14.1	12.7
Consumer Staples	1.6	1.4
Financials	1.9	1.1
Health Care	27.7	30.1
Industrials	9.5	11.4
Information Technology	38.7	36.9
Real Estate	0.5	–
Other assets less liabilities	1.5	1.6
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based marketing software provider HubSpot, US-based developer of programmable logic products Lattice Semiconductor, US-based biopharmaceutical company Halozyme Therapeutics, US-based medical device company Shockwave Medical and US-based semiconductor company Monolithic Power Systems. Bottom contributors during the period included: US-based technology developer for monitoring suspected heartbeat arrhythmias iRhythm, US-based software developer JFrog, US-based social gaming operator Zynga, US-based manufacturer of ground mounting systems used in solar energy projects Array Technologies and UK-based biopharmaceutical company Orchard Therapeutics.

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based metal products manufacturer Valmont Industries, US-based developer of software-as-a-service (SAAS) technology solutions BigCommerce, US-based cloud software provider Workiva, US-based online clothing resale shop ThredUp and US-based medical and fabrication technology company Colfax. We funded these purchases in part through exiting our positions in Teledyne Technologies, Zscaler, Ollie’s Bargain Outlet, Clarivate and iRhythm.

Artisan Partners Funds	29

ARTISAN SUSTAINABLE EMERGING MARKETS FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (6/26/2006 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Sustainable Emerging Markets Fund – Investor Shares (6/2/2008)	19.50%	10.09%	9.90%	6.39%	1.68%
Artisan Sustainable Emerging Markets Fund – Institutional Shares (6/26/2006)	19.74	10.27	10.03	6.56	5.68
MSCI Emerging Markets Index	18.20	8.58	9.23	6.09	6.37	*

*	As of Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

30	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2021, emerging markets were up, though not quite as sharply as their US and European counterparts. Country-level returns were largely positive across emerging markets during the period. Taiwan was the top contributor in the MSCI Emerging Markets Index, while China was the main detractor, partially due to the fact that Evergrande, one of China’s largest property developers, appeared on the brink of bankruptcy. By the end of October 2020, most broad-market indices had recovered to their pre-pandemic levels, only to then climb beyond their pre-pandemic levels, bolstered by global stimulus and the continued rollout of COVID-19 vaccinations. That said, global markets pulled back in September 2021, due in part to escalating inflation concerns, supply chain disruptions and increasing regulatory intervention in China. These challenges, combined with the Delta variant, have introduced further uncertainty into the marketplace.

SECTOR DIVERSIFICATION

Sector	9/30/2021	9/30/2020
Consumer Goods	13.9%	20.3%
Extractives & Minerals Processing	9.8	12.0
Financials	17.7	14.1
Food & Beverage	3.1	3.4
Health Care	6.5	7.4
Infrastructure	2.6	2.3
Renewable Resources & Alternative Energy	1.0	–
Resource Transformation	5.9	4.8
Services	2.0	2.0
Technology & Communications	32.8	32.0
Transportation	1.6	0.6
Other assets less liabilities	3.1	1.1
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Taiwanese integrated circuits manufacturer Taiwan Semiconductor Manufacturing Co, Korean electronic products and solutions manufacturer Samsung Electronics, US-based online trading site for Latin American markets MercadoLibre, Taiwanese electronic paper producer E Ink and Indian retail and corporate bank ICICI Bank. Bottom contributors during the period included: Chinese e-commerce company Alibaba, Chinese pharmaceutical company Sino Biopharmaceutical, Russian mining company Polyus, Chinese provider of cloud storage and cloud computation services Kingsoft Cloud and Brazilian electric energy operator Focus Energia.

REGION ALLOCATION

Region	9/30/2021	9/30/2020
Emerging Asia	62.1%	68.5%
Europe, Middle East and Africa	16.8	13.0
Latin America	14.6	13.2
Developed Markets	3.3	4.3

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Egyptian private sector bank Commercial International Bank Egypt, Brazilian electric energy operator Focus Energia, Kazakhstani financial technology company Kaspi.KZ, Brazilian producer of rotor blades for wind energy turbines Aeris and Chinese company primarily engaged in the production and distribution of feedstuffs Tongwei. We funded these purchases in part through exiting our positions in China Life Insurance, Globant, BGF Retail, The Foschini Group and Westlife Development.

Artisan Partners Funds	31

ARTISAN VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/27/2006 to 9/30/2021)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2021)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Value Fund – Investor Shares (3/27/2006)	41.36%	11.68%	12.28%	12.54%	8.17%
Artisan Value Fund – Advisor Shares (4/1/2015)	41.53	11.88	12.46	n/a	10.70
Artisan Value Fund – Institutional Shares (7/26/2011)	41.61	11.95	12.54	12.81	10.91
Russell 1000® Index	30.96	16.43	17.11	16.76	10.39	*
Russell 1000® Value Index	35.01	10.07	10.94	13.51	7.68	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Advisor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

32	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2021, US equities were up meaningfully. Small and mid-cap stocks led, while large-cap stocks trailed. From a style perspective, value outperformed growth during the period. Sector returns were positive across the board, with energy as the highest performer and utilities as the lowest. By the end of October 2020, most broad-market indices had recovered to their pre-pandemic levels, only to then climb beyond their pre-pandemic levels, bolstered by global stimulus and the continued rollout of COVID-19 vaccinations. That said, global markets pulled back in September 2021, due in part to escalating inflation concerns, supply chain disruptions and increasing regulatory intervention in China. These challenges, combined with the Delta variant, have introduced further uncertainty into the marketplace.

SECTOR DIVERSIFICATION

Sector	9/30/2021	9/30/2020
Communication Services	16.0%	14.5%
Consumer Discretionary	13.4	14.5
Consumer Staples	6.9	7.8
Energy	5.0	1.5
Financials	19.7	18.4
Health Care	13.4	10.1
Industrials	14.2	14.1
Information Technology	7.6	11.9
Materials	1.4	2.6
Other assets less liabilities	2.4	4.6
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based Internet search engine operator Alphabet, US-based financial services company Morgan Stanley, global investment banking and securities firm Goldman Sachs, US-based automotive company AutoNation and French airplane and military equipment manufacturer Airbus. Bottom contributors during the period included: German designer, manufacturer and distributor of dialysis equipment and supplier and provider of essential kidney dialysis services Fresenius Medical Care, Netherlands-based health technology company Koninklijke Philips, US-based global biotechnology company Vertex Pharmaceuticals, US-based media company Discovery and US-based provider of online brokerage and financial services E*TRADE Financial.

REGION ALLOCATION

Region	9/30/2021	9/30/2020
Americas	77.8%	75.1%
Europe	14.8	17.3
Emerging Markets	5.0	3.0

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based security company Northrop Grumman, US-based health care solutions provider Merck & Co, US-based provider of technology and information solutions to the oil and gas industry Schlumberger, US-based global biotechnology company Vertex Pharmaceuticals and US-based derivatives marketplace CME Group. We funded these purchases in part through exiting our positions in Oracle, AbbVie, Apple, Citigroup and DuPont de Nemours.

Artisan Partners Funds	33

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments – September 30, 2021

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.0%

ARGENTINA - 4.9%
MercadoLibre, Inc.*	256	$430,403

BRAZIL - 1.1%
StoneCo Ltd., Class A*	2,837	98,494

CHINA - 30.9%
Aier Eye Hospital Group Co. Ltd., Class A(1)	24,645	202,865
Alibaba Group Holding Ltd., ADR*	1,357	200,855
Bilibili, Inc., ADR*	5,368	355,213
China Tourism Group Duty Free Corp. Ltd., Class A(1)	1,814	73,008
JD Health International, Inc.*(1)	10,751	102,614
Kweichow Moutai Co. Ltd., Class A(1)	955	270,671
Meituan, Class B*(1)	12,019	375,298
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A(1)	3,425	203,884
Tencent Holdings Ltd.(1)	7,438	436,116
Wuxi Biologics Cayman, Inc.*(1)	23,603	381,505
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A(1)	1,662	97,326

		2,699,355
FRANCE - 3.2%
Hermes International(1)	67	92,436
LVMH Moet Hennessy Louis Vuitton SE(1)	267	190,857

		283,293
INDIA - 3.1%
HDFC Bank Ltd., ADR	3,667	267,994

NETHERLANDS - 7.2%
Adyen NV*(1)	129	358,511
ASML Holding NV, NYRS	361	268,782

		627,293
RUSSIA - 1.1%
Yandex NV, Class A*	1,227	97,770

TAIWAN - 6.1%
Sea Ltd., ADR*	1,656	527,687

UNITED KINGDOM - 4.1%
Farfetch Ltd., Class A*	9,425	353,254

UNITED STATES - 37.3%
Airbnb, Inc., Class A*	2,674	448,519
Crowdstrike Holdings, Inc., Class A*	841	206,676
Estee Lauder Cos., Inc. (The), Class A	631	189,329
Netflix, Inc.*	440	268,435
NVIDIA Corp.	1,873	387,981
Snap, Inc., Class A*	3,694	272,892
Uber Technologies, Inc.*	4,187	187,582
Unity Software, Inc.*	2,689	339,432
Veeva Systems, Inc., Class A*	1,327	382,299
Visa, Inc., Class A	2,572	572,839

		3,255,984
Total common stocks (Cost $5,585,860)		8,641,527

SHORT-TERM INVESTMENTS - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	9,119	9,119
Federated Treasury Obligations Fund - Institutional Class, 0.01%	8,850	8,850
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	8,851	8,851

Total short-term investments (Cost $26,820)		26,820

Total investments - 99.3% (Cost $5,612,680)		8,668,347

Other assets less liabilities - 0.7%		57,843

Total net assets - 100.0%(2)		$8,726,190

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,785,091, or 31.9% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

34	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,958,113	22.6%
Consumer Discretionary	2,267,244	26.1
Consumer Staples	460,000	5.3
Financials	267,994	3.1
Health Care	1,267,879	14.6
Industrials	187,582	2.2
Information Technology	2,232,715	25.8
Short-Term Investments	26,820	0.3

Total investments	$8,668,347	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Chinese yuan renminbi offshore	$847,754	9.8%
Euro	641,804	7.4
Hong Kong dollar	1,295,533	14.9
U.S. dollar	5,883,256	67.9

Total investments	$8,668,347	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Visa, Inc.	United States	6.6%
Sea Ltd.	Taiwan	6.1
Airbnb, Inc.	United States	5.1
Tencent Holdings Ltd.	China	5.0
MercadoLibre, Inc.	Argentina	4.9
NVIDIA Corp.	United States	4.4
Veeva Systems, Inc.	United States	4.4
Wuxi Biologics Cayman, Inc.	China	4.4
Meituan	China	4.3
Adyen NV	Netherlands	4.1

Total		49.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	35

ARTISAN FOCUS FUND

Schedule of Investments – September 30, 2021

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.4%

AEROSPACE & DEFENSE - 4.0%
Airbus SE*(1)(2)	520	$68,315
TransDigm Group, Inc.*	38	23,524

		91,839
BUILDING PRODUCTS - 4.8%
Johnson Controls International plc	1,613	109,828

CAPITAL MARKETS - 2.9%
BlackRock, Inc.	80	67,032

CHEMICALS - 5.7%
Linde plc(1)	445	130,680

COMMUNICATIONS EQUIPMENT - 5.2%
Cisco Systems, Inc.	1,244	67,727
Motorola Solutions, Inc.	223	51,764

		119,491
CONSTRUCTION & ENGINEERING - 2.0%
Quanta Services, Inc.	402	45,714

CONSTRUCTION MATERIALS - 2.3%
Martin Marietta Materials, Inc.	158	53,947

CONSUMER FINANCE - 1.8%
American Express Co.	242	40,597

ELECTRIC UTILITIES - 1.2%
NextEra Energy, Inc.	349	27,366

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.8%
CDW Corp.	225	40,907

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.5%
American Tower Corp.	186	49,290
SBA Communications Corp.	92	30,278

		79,568
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
Danaher Corp.	219	66,596

HOTELS, RESTAURANTS & LEISURE - 2.6%
Hilton Worldwide Holdings, Inc.*	460	60,775

INDUSTRIAL CONGLOMERATES - 1.5%
Roper Technologies, Inc.	76	34,002

INSURANCE - 6.4%
Aon plc, Class A(3)	353	100,972
Arthur J Gallagher & Co.	314	46,747

		147,719
INTERACTIVE MEDIA & SERVICES - 5.9%
Facebook, Inc., Class A*	402	136,503

IT SERVICES - 6.4%
Accenture plc, Class A	342	109,569
Fidelity National Information Services, Inc.	300	36,460

		146,029
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Avantor, Inc.*	1,135	46,424

MACHINERY - 1.5%
Otis Worldwide Corp.	415	34,108

PROFESSIONAL SERVICES - 3.6%
IHS Markit Ltd.	708	82,546

REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.8%
CBRE Group, Inc., Class A*	668	$65,065

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.8%
Analog Devices, Inc.	795	133,076

SOFTWARE - 16.8%
Atlassian Corp. plc, Class A*	89	34,680
Intuit, Inc.	148	79,650
Microsoft Corp.(3)	625	176,129
ServiceNow, Inc.*	154	95,912

		386,371
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
T - Mobile US, Inc.*	186	23,726

Total common stocks (Cost $1,878,901)		2,169,909

36	Artisan Partners Funds

	No. of Contracts‡	Value
OPTIONS PURCHASED - 0.2%

CALL OPTION - 0.2%

CONSUMER FINANCE - 0.2%
American Express Co. 1/21/2022 at USD 170.00; Notional Amount: USD 93,163 (Cost $5,681)	5,561	$5,269

	Shares Held	Value
SHORT-TERM INVESTMENTS - 3.8%

INVESTMENT COMPANIES - 3.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	29,334	29,334
Federated Treasury Obligations Fund - Institutional Class, 0.01%	28,471	28,471
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	28,471	28,471

Total short-term investments (Cost $86,276)		86,276

Total investments - 98.4% (Cost $1,970,858)		2,261,454

WRITTEN OPTION CONTRACT - (0.2)%
(Premium received $(3,803))		(3,576)

Other assets less liabilities - 1.8%		40,497

Total net assets - 100.0%(4)		$2,298,375

*	Non - income producing security.
‡	One contract is equal to 100 shares.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
Linde plc	United Kingdom	U.S. dollar

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $68,315, or 3.0% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	At September 30, 2021, all or a portion of this security was pledged to cover collateral requirements for written options.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
USD	U.S. dollar

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$160,229	7.1%
Consumer Discretionary	60,775	2.7
Financials	260,617	11.5
Health Care	113,020	5.0
Industrials	398,037	17.6
Information Technology	825,874	36.5
Materials	184,627	8.2
Real Estate	144,633	6.4
Utilities	27,366	1.2
Short-Term Investments	86,276	3.8

Total investments	$2,261,454	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$68,315	3.0%
U.S. dollar	2,193,139	97.0

Total investments	$2,261,454	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 56,369	EUR 48,166	JPM	12/16/2021	$487

Total unrealized appreciation				487

USD 10,010	EUR 8,635	JPM	12/16/2021	(8)

Total unrealized depreciation				(8)

Net unrealized appreciation				$479

EUR	Euro
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

Artisan Partners Funds	37

Written Option Contract
Call Option Dollar values in thousands except exercise price
Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premium (Received) by Fund	Market Value	Unrealized Appreciation
1,784	Facebook, Inc.	$340.00	$60,547	12/17/21	$(3,803)	$(3,576)	$227

	Total written option contract				$(3,803)	$(3,576)	$227

‡	One contract is equal to 100 shares.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	7.7%
Facebook, Inc.	United States	5.9
Analog Devices, Inc.	United States	5.8
Linde plc	United Kingdom	5.7
Johnson Controls International plc	United States	4.8
Accenture plc	United States	4.8
Aon plc	United States	4.4
ServiceNow, Inc.	United States	4.2
IHS Markit Ltd.	United States	3.6
Intuit, Inc.	United States	3.5

Total		50.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

38	Artisan Partners Funds

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments – September 30, 2021

Shares and Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.7%

BRAZIL - 2.0%
Magazine Luiza SA*	1,110	$2,928
Notre Dame Intermedica Participacoes SA	304	4,148

		7,076
CANADA - 1.3%
Altus Group Ltd.	93	4,538

CHINA - 0.4%
Angelalign Technology, Inc.*(1)	33	1,382

DENMARK - 5.8%
Ascendis Pharma A/S, ADR*	71	11,294
Genmab A/S*(1)	12	5,389
Vestas Wind Systems A/S(1)	93	3,731

		20,414
FINLAND - 0.8%
Metso Outotec OYJ(1)	294	2,677

GERMANY - 8.1%
CTS Eventim AG & Co. KGaA*(1)	76	5,753
E.ON SE(1)	428	5,232
Evotec SE*(1)	62	2,966
Gerresheimer AG(1)	85	8,375
Puma SE(1)	57	6,385

		28,711
HONG KONG - 3.1%
Techtronic Industries Co. Ltd.(1)	563	11,045

JAPAN - 4.5%
Harmonic Drive Systems, Inc.(1)	77	3,704
Hoya Corp.(1)	33	5,099
Obic Co. Ltd.(1)	37	7,156

		15,959
LUXEMBOURG - 1.8%
Eurofins Scientific SE(1)	51	6,535

NETHERLANDS - 2.2%
Koninklijke DSM NV(1)	40	7,942

SPAIN - 1.5%
Banco Bilbao Vizcaya Argentaria SA* (1)	807	5,320

SWITZERLAND - 2.3%
Belimo Holding AG(1)	8	4,095
SWITZERLAND (CONTINUED)
Lonza Group AG(1)	5	3,905

		8,000
UNITED KINGDOM - 2.5%
CNH Industrial NV(1)	275	4,652
London Stock Exchange Group plc(1)	42	$4,223

		8,875
UNITED STATES - 59.4%
Advanced Micro Devices, Inc.*	105	10,762
Arista Networks, Inc.*	14	4,928
Atlassian Corp. plc, Class A*	32	12,475
Bentley Systems, Inc., Class B	90	5,451
Blackline, Inc.*	47	5,548
Boston Scientific Corp.*	130	5,650
Burlington Stores, Inc.*	25	7,166
Centene Corp.*	45	2,788
Ceridian HCM Holding, Inc.*	50	5,605
Chegg, Inc.*	49	3,345
Cognex Corp.	31	2,457
Cree, Inc.*	17	1,355
Datadog, Inc., Class A*	37	5,246
Dexcom, Inc.*	8	4,402
First Republic Bank	48	9,173
Fortive Corp.	113	7,983
Global Payments, Inc.	51	8,087
HubSpot, Inc.*	11	7,663
IHS Markit Ltd.	49	5,656
Ingersoll Rand, Inc.*	171	8,617
Lattice Semiconductor Corp.*	116	7,485
Lyft, Inc., Class A*	49	2,603
Morningstar, Inc.	22	5,620
Nasdaq, Inc.	32	6,255
Novanta, Inc.*	30	4,650
Olo, Inc., Class A*	83	2,491
Skyworks Solutions, Inc.	29	4,830
SVB Financial Group*	8	4,986
Teledyne Technologies, Inc.*	20	8,601
Tradeweb Markets, Inc., Class A	65	5,233
Valmont Industries, Inc.	33	7,845
Veeva Systems, Inc., Class A*	41	11,741
Veracyte, Inc.*	74	3,439
Zscaler, Inc.*	14	3,702
Zynga, Inc., Class A*	868	6,534

		210,372
Total common stocks (Cost $240,181)		338,846

Artisan Partners Funds	39

	Shares Held	Value
SHORT-TERM INVESTMENTS - 4.5%

INVESTMENT COMPANIES - 4.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	5,397	$5,397
Federated Treasury Obligations Fund - Institutional Class, 0.01%	5,238	5,238
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	5,239	5,239

Total short-term investments (Cost $15,874)		15,874

Total investments - 100.2% (Cost $256,055)		354,720

Other assets less liabilities - (0.2)%		(579)

Total net assets - 100.0%(2)		$354,141

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $105,566, or 29.8% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR   American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$12,287	3.5%
Consumer Discretionary	19,824	5.6
Financials	40,810	11.5
Health Care	77,113	21.7
Industrials	62,608	17.6
Information Technology	108,492	30.6
Materials	7,942	2.2
Real Estate	4,538	1.3
Utilities	5,232	1.5
Short-Term Investments	15,874	4.5

Total investments	$354,720	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$7,076	2.0%
British pound	4,223	1.2
Canadian dollar	4,538	1.3
Danish krone	9,120	2.6
Euro	55,837	15.7
Hong Kong dollar	12,427	3.5
Japanese yen	15,959	4.5
Swiss franc	8,000	2.2
U.S. dollar	237,540	67.0

Total investments	$354,720	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Atlassian Corp. plc	United States	3.5%
Veeva Systems, Inc.	United States	3.3
Ascendis Pharma A/S	Denmark	3.2
Techtronic Industries Co. Ltd.	Hong Kong	3.1
Advanced Micro Devices, Inc.	United States	3.0
First Republic Bank	United States	2.6
Ingersoll Rand, Inc.	United States	2.4
Teledyne Technologies, Inc.	United States	2.4
Gerresheimer AG	Germany	2.4
Global Payments, Inc.	United States	2.3

Total		28.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

40	Artisan Partners Funds

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – September 30, 2021

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 96.5%

ARGENTINA - 0.9%
MercadoLibre, Inc.*	2		$3,097

BELGIUM - 1.6%
UCB SA(1)	48		5,296

BRAZIL - 0.7%
Smartfit Escola de Ginastica e Danca SA*	497		2,313

CANADA - 3.4%
Anaergia, Inc.*	224		3,717
Canadian Pacific Railway Ltd.	60		3,925
Kinaxis, Inc.*	26		3,809

			11,451
CHINA - 2.5%
China Longyuan Power Group Corp. Ltd., Class H(1)	1,914		4,677
Chindata Group Holdings Ltd., ADR*	209		1,759
New Horizon Health Ltd.*(1)	432		1,882

			8,318
DENMARK - 1.5%
Ascendis Pharma A/S, ADR*	32		5,140

FRANCE - 0.2%
Tikehau Capital SCA(1)	20		595

GERMANY - 10.5%
AIXTRON SE(1)	220		5,534
Auto1 Group SE*(1)	20		720
Bayerische Motoren Werke AG(1)	18		1,714
Brenntag SE(1)	54		5,017
Deutsche Post AG(1)	141		8,877
MTU Aero Engines AG(1)	16		3,568
Porsche Automobil Holding SE (Preference)(1)	29		2,899
Scout24 AG(1)	28		1,940
Siemens AG(1)	21		3,474
Wacker Neuson SE(1)	46		1,348

			35,091
GREECE - 0.2%
JUMBO SA(1)	44		722

INDIA - 1.2%
Reliance Industries Ltd.(1)	115		3,896

IRELAND - 1.0%
ICON plc*	6		1,657
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)	83		1,558

			3,215
ISRAEL - 1.9%
Nice Ltd., ADR*	14		4,010
Tremor International Ltd.*(1)	241		2,211

			6,221
ITALY - 2.0%
BFF Bank SpA(1)	574		5,574
Tinexta SpA(1)	23		957

			6,531
JAPAN - 2.7%
Azbil Corp.(1)	111		4,784
Hoya Corp.(1)	27		4,277

			9,061
LUXEMBOURG - 1.6%
Majorel Group Luxembourg SA*(1)	155		5,383

NETHERLANDS - 5.4%
Argenx SE, ADR*	18		5,397
Argenx SE*(1)	—	(4)	73
CM.com NV*(1)	185		7,728
ING Groep NV(1)	311		4,510
uniQure NV*	7		229

			17,937
NORWAY - 0.3%
Volue ASA*(1)	204		1,123

PORTUGAL - 0.2%
EDP - Energias de Portugal SA(1)	140		735

RUSSIA - 2.1%
MMC Norilsk Nickel PJSC, ADR(1)	146		4,316
Sberbank of Russia PJSC, ADR(1)	154		2,861

			7,177
SPAIN - 1.4%
Ferrovial SA(1)	157		4,539

SWEDEN - 2.7%
Nibe Industrier AB, Class B(1)	447		5,611
Nordic Entertainment Group AB, Class B*(1)	64		3,429

			9,040

Artisan Partners Funds	41

	Shares Held	Value
SWITZERLAND - 2.2%
Barry Callebaut AG(1)	1	$2,616
Idorsia Ltd.*(1)	33	804
Medacta Group SA*(1)	24	3,787

		7,207
UNITED KINGDOM - 3.7%
AVEVA Group plc(1)	93	4,507
Diageo plc(1)	25	1,184
Ideagen plc(1)	1,003	4,314
Linde plc(1)	8	2,417

		12,422
UNITED STATES - 46.2%
ACADIA Pharmaceuticals, Inc.*	163	2,708
Alphabet, Inc., Class A*	3	6,721
Alphabet, Inc., Class C*	1	3,177
Altair Engineering, Inc., Class A*	92	6,316
Amazon.com, Inc.*	3	8,919
American Software, Inc., Class A	208	4,951
AtriCure, Inc.*	75	5,242
Booking Holdings, Inc.*	2	4,287
Carrier Global Corp.	82	4,239
Clarivate plc*	212	4,633
Colfax Corp.*	127	5,809
Darling Ingredients, Inc.*	19	1,368
Facebook, Inc., Class A*	16	5,339
Fidelity National Information Services, Inc.	24	2,965
Garmin Ltd.	16	2,514
GXO Logistics, Inc.*	104	8,133
Halozyme Therapeutics, Inc.*	280	11,398
Horizon Therapeutics plc*	54	5,912
Johnson Controls International plc	148	10,075
Mastercard, Inc., Class A	12	4,200
Microsoft Corp.	28	8,024
Natera, Inc.*	60	6,698
Payoneer Global, Inc.*	143	1,224
Splunk, Inc.*	24	3,439
Synopsys, Inc.*	14	4,180
Thermo Fisher Scientific, Inc.	2	980
T-Mobile US, Inc.*	54	6,837
Vertiv Holdings Co.	373	8,979
ViewRay, Inc.*	697	5,028

		154,295
URUGUAY - 0.4%
Dlocal Ltd.*	25	1,384

Total common stocks and equity-linked security (Cost $257,704)		322,189

SHORT-TERM INVESTMENTS - 0.6%

INVESTMENT COMPANIES - 0.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	631	631
Federated Treasury Obligations Fund - Institutional Class, 0.01%	612	612
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	612	612

Total short-term investments (Cost $1,855)		1,855

Total investments - 97.1% (Cost $259,559)		$324,044
Other assets less liabilities - 2.9%		9,694

Total net assets - 100.0%(5)		$333,738

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $131,457, or 39.4% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	03/29/2021- 04/06/2021	$1,590	$1,558	0.5%

(3)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(g) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Amount rounds to less than one.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS/DEFINITION

ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

42	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$29,654	9.1%
Consumer Discretionary	27,185	8.4
Consumer Staples	5,168	1.6
Energy	3,896	1.2
Financials	15,098	4.6
Health Care	66,508	20.5
Industrials	82,901	25.6
Information Technology	79,634	24.6
Materials	6,733	2.1
Utilities	5,412	1.7
Short-Term Investments	1,855	0.6

Total investments	$324,044	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$2,313	0.7%
British pound	12,216	3.8
Canadian dollar	11,451	3.5
Euro	73,620	22.7
Hong Kong dollar	6,559	2.0
Indian rupee	3,896	1.2
Japanese yen	9,061	2.8
Norwegian krone	1,123	0.4
Swedish krona	9,040	2.8
Swiss franc	7,207	2.2
U.S. dollar	187,558	57.9

Total investments	$324,044	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Halozyme Therapeutics, Inc.	United States	3.4%
Johnson Controls International plc	United States	3.0
Alphabet, Inc.	United States	3.0
Vertiv Holdings Co.	United States	2.7
Amazon.com, Inc.	United States	2.7
Deutsche Post AG	Germany	2.7
GXO Logistics, Inc.	United States	2.4
Microsoft Corp.	United States	2.4
CM.com NV	Netherlands	2.3
T-Mobile US, Inc.	United States	2.0

Total		26.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Artisan Partners Funds	43

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments – September 30, 2021

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.4%

BRAZIL - 0.8%
Magazine Luiza SA*	17,770	$46,859

CANADA - 2.4%
Shopify, Inc., Class A*	100	136,033

DENMARK - 2.9%
Genmab A/S*(1)	244	106,652
Vestas Wind Systems A/S(1)	1,536	61,484

		168,136
GERMANY - 1.3%
Volkswagen AG (Preference)(1)	342	76,655

HONG KONG - 7.0%
AIA Group Ltd.(1)	7,855	90,441
Techtronic Industries Co. Ltd.(1)	15,976	313,190

		403,631
JAPAN - 3.8%
Hoya Corp.(1)	773	120,942
Keyence Corp.(1)	160	95,630

		216,572
NETHERLANDS - 2.3%
Koninklijke DSM NV(1)	668	133,511

SPAIN - 2.8%
Banco Bilbao Vizcaya Argentaria SA* (1)	16,449	108,503
Iberdrola SA(1)	5,042	50,353

		158,856
SWEDEN - 4.6%
Hexagon AB, Class B(1)	7,147	110,127
Telefonaktiebolaget LM Ericsson, Class B(1)	13,532	152,949

		263,076
SWITZERLAND - 6.4%
Lonza Group AG(1)	279	209,080
UBS Group AG(1)	9,725	155,401

		364,481
UNITED KINGDOM - 4.9%
AstraZeneca plc(1)	1,104	132,847
CNH Industrial NV(1)	5,198	88,017
London Stock Exchange Group plc(1)	594	59,326

		280,190
UNITED STATES - 55.2%
Activision Blizzard, Inc.	1,966	152,129
Advanced Micro Devices, Inc.*	2,370	243,826
UNITED STATES (CONTINUED)
Airbnb, Inc., Class A*	264	44,271
Alphabet, Inc., Class A*	61	162,539
Aptiv plc*	1,044	155,483
Arista Networks, Inc.*	208	71,633
Atlassian Corp. plc, Class A*	432	169,047
Boston Scientific Corp.*	4,298	186,472
Burlington Stores, Inc.*	278	78,911
Charles Schwab Corp. (The)	1,515	110,333
Danaher Corp.	655	199,307
Dexcom, Inc.*	186	101,698
Fidelity National Information Services, Inc.	934	113,590
Fortive Corp.	1,391	98,143
HubSpot, Inc.*	74	50,181
IHS Markit Ltd.	1,240	144,651
Ingersoll Rand, Inc.*	1,963	98,939
Lowe’s Cos., Inc.	598	121,272
Lululemon Athletica, Inc.*	166	67,186
Microsoft Corp.	455	128,157
Netflix, Inc.*	200	122,238
NextEra Energy, Inc.	2,227	174,887
S&P Global, Inc.	115	48,674
Starbucks Corp.	253	27,905
Uber Technologies, Inc.*	1,673	74,941
Veeva Systems, Inc., Class A*	772	222,569

		3,168,982

Total common stocks (Cost $3,462,371)		5,416,982

SHORT-TERM INVESTMENTS - 5.7%

INVESTMENT COMPANIES - 5.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	111,021	111,021
Federated Treasury Obligations Fund - Institutional Class, 0.01%	107,756	107,756
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	107,756	107,756

Total short-term investments (Cost $326,533)		326,533

Total investments - 100.1% (Cost $3,788,904)		5,743,515

Other assets less liabilities - (0.1)%		(4,002)

Total net assets - 100.0%(2)		$5,739,513

44	Artisan Partners Funds

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,065,108, or 36.0% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Definition
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$436,906	7.6%
Consumer Discretionary	618,542	10.8
Financials	572,678	10.0
Health Care	1,279,567	22.3
Industrials	879,365	15.3
Information Technology	1,271,173	22.1
Materials	133,511	2.3
Utilities	225,240	3.9
Short-Term Investments	326,533	5.7

Total investments	$5,743,515	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$46,859	0.8%
British pound	192,173	3.3
Danish krone	168,136	2.9
Euro	457,039	8.0
Hong Kong dollar	403,631	7.0
Japanese yen	216,572	3.8
Swedish krona	263,076	4.6
Swiss franc	364,481	6.4
U.S. dollar	3,631,548	63.2

Total investments	$5,743,515	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Techtronic Industries Co. Ltd.	Hong Kong	5.5%
Advanced Micro Devices, Inc.	United States	4.2
Veeva Systems, Inc.	United States	3.9
Lonza Group AG	Switzerland	3.6
Danaher Corp.	United States	3.5
Boston Scientific Corp.	United States	3.2
NextEra Energy, Inc.	United States	3.0
Atlassian Corp. plc	United States	2.9
Alphabet, Inc.	United States	2.8
Aptiv plc	United States	2.7

Total		35.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	45

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – September 30, 2021

Shares, warrants and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.7%

BELGIUM - 1.9%
Groupe Bruxelles Lambert SA(1)	418	$45,913

BRAZIL - 1.3%
Telefonica Brasil SA, ADR	4,163	32,303

CANADA - 1.4%
Imperial Oil Ltd.	1,125	35,569

CHINA - 2.5%
Alibaba Group Holding Ltd.*(1)	2,799	52,057
Alibaba Group Holding Ltd., ADR*	61	9,014

		61,071
FRANCE - 5.4%
Danone SA(1)	1,646	112,323
Sodexo SA*(1)	232	20,284

		132,607
GERMANY - 3.2%
HeidelbergCement AG(1)	1,054	79,050

JAPAN - 2.8%
Nintendo Co. Ltd.(1)	141	68,591

NETHERLANDS - 5.7%
ING Groep NV(1)	2,946	42,766
Koninklijke Philips NV(1)	1,464	64,893
Royal Dutch Shell plc, Class B(1)	1,503	33,288

		140,947
SOUTH KOREA - 4.9%
Samsung Electronics Co. Ltd.(1)	1,962	122,141

SWITZERLAND - 10.8%
Cie Financiere Richemont SA(1)	612	63,150
Novartis AG(1)	1,416	116,192
UBS Group AG(1)	5,538	88,493

		267,835
UNITED KINGDOM - 9.0%
BAE Systems plc(1)	8,242	62,296
Compass Group plc*(1)	4,449	91,035
Lloyds Banking Group plc(1)	71,119	44,240
Tesco plc(1)	7,743	26,263

		223,834
UNITED STATES - 44.8%
Advance Auto Parts, Inc.	170	35,502
Alphabet, Inc., Class A*	42	111,162
UNITED STATES (CONTINUED)
Alphabet, Inc., Class C*	6	16,136
American Express Co.	463	77,546
Anthem, Inc.	322	120,118
Bank of New York Mellon Corp. (The)	1,806	93,627
Berkshire Hathaway, Inc., Class B*	292	79,826
Booking Holdings, Inc.*	29	68,258
Citigroup, Inc.	1,220	85,640
DENTSPLY SIRONA, Inc.	917	53,240
Expedia Group, Inc.*	476	78,022
Facebook, Inc., Class A*	332	112,657
Marsh & McLennan Cos., Inc.	491	74,426
Progressive Corp. (The)	579	52,324
Southwest Airlines Co.*	1,004	51,661

		1,110,145

Total common stocks (Cost $1,695,707)		2,320,006

SHORT-TERM INVESTMENTS - 5.8%

INVESTMENT COMPANIES - 5.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	48,558	48,558
Federated Treasury Obligations Fund - Institutional Class, 0.01%	47,129	47,129
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	47,129	47,129

Total short-term investments (Cost $142,816)		142,816

	No. of Warrants
WARRANTS - 0.0%(2)

SWITZERLAND - 0.0%(2)
Cie Financiere Richemont SA, expiring 11/22/2023, strike price CHF 67 (Cost $8)*(1)	1,873	884

Total investments - 99.5% (Cost $1,838,531)		2,463,706

Other assets less liabilities - 0.5%		11,723

Total net assets - 100.0%(3)		$2,475,429

46	Artisan Partners Funds

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,133,859, or 45.8% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Amount rounds to less than 0.1%.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations

ADR American Depositary Receipt

CHF Swiss franc

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$340,849	13.8%
Consumer Discretionary	418,206	17.0
Consumer Staples	138,586	5.6
Energy	68,857	2.8
Financials	684,801	27.8
Health Care	354,443	14.4
Industrials	113,957	4.6
Information Technology	122,141	5.0
Materials	79,050	3.2
Short-Term Investments	142,816	5.8

Total investments	$2,463,706	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$257,122	10.4%
Canadian dollar	35,569	1.5
Euro	365,229	14.8
Hong Kong dollar	52,057	2.1
Japanese yen	68,591	2.8
Korean won	122,141	5.0
Swiss franc	268,719	10.9
U.S. dollar	1,294,278	52.5

Total investments	$2,463,706	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	5.1%
Samsung Electronics Co. Ltd.	South Korea	4.9
Anthem, Inc.	United States	4.9
Novartis AG	Switzerland	4.7
Facebook, Inc.	United States	4.6
Danone SA	France	4.5
Bank of New York Mellon Corp. (The)	United States	3.8
Compass Group plc	United Kingdom	3.7
UBS Group AG	Switzerland	3.6
Citigroup, Inc.	United States	3.5

Total		43.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	47

ARTISAN HIGH INCOME FUND

Schedule of Investments – September 30, 2021

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 61.4%

ADVERTISING - 0.2%
Terrier Media Buyer, Inc. 8.88%, 12/15/2027(1)	$15,947	$16,862

AIRLINES - 1.4%
Delta Air Lines, Inc. 2.90%, 10/28/2024	9,030	9,246
7.38%, 1/15/2026	25,381	29,902
4.38%, 4/19/2028	11,088	11,894
3.75%, 10/28/2029	48,403	49,277

		100,319
BIOTECHNOLOGY - 0.1%
Grifols Escrow Issuer SA 4.75%, 10/15/2028(1)(2)(7)	4,271	4,362

BUILDING MATERIALS - 0.6%
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028(1)(7) 4,361	4,361	4,410
9.75%, 7/15/2028(1)	14,000	15,225
Victors Merger Corp.
6.38%, 5/15/2029(1)	19,815	18,973

		38,608
CHEMICALS - 1.7%
Consolidated Energy Finance SA 5.63%, 10/15/2028(1)(2)(6)(7)	17,085	17,170
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029(1)(6)(7)	8,542	8,542
Methanex Corp.
5.13%, 10/15/2027(2)	25,502	27,574
5.25%, 12/15/2029(2)	60,097	65,055
5.65%, 12/1/2044(2)	4,854	5,206

		123,547
DIVERSIFIED FINANCIAL SERVICES - 5.5%
AG Issuer LLC
6.25%, 3/1/2028(1)	40,713	42,688
NFP Corp.
4.88%, 8/15/2028(1)	26,065	26,508
6.88%, 8/15/2028(1)	156,755	160,056
VistaJet Malta Finance plc
10.50%, 6/1/2024(1)(2)	149,977	162,913

		392,165
ENGINEERING & CONSTRUCTION - 1.1%
Signature Aviation US Holdings, Inc.
4.00%, 3/1/2028(1)	32,372	32,453
ENGINEERING & CONSTRUCTION (CONTINUED)
Tutor Perini Corp.
6.88%, 5/1/2025(1)	44,213	45,208

		77,661
ENTERTAINMENT - 0.9%
Cedar Fair LP 5.25%, 7/15/2029	7,624	7,815
Jacobs Entertainment, Inc.
7.88%, 2/1/2024(1)	4,558	4,706
Penn National Gaming, Inc.
4.13%, 7/1/2029(1)	8,774	8,672
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(1)	43,602	44,610

		65,803
FOOD - 1.2%
H-Food Holdings LLC 8.50%, 6/1/2026(1)	82,186	85,165

FOOD SERVICE - 1.2%
TKC Holdings, Inc. 6.88%, 5/15/2028(1)	16,184	16,710
10.50%, 5/15/2029(1)	65,171	71,444

		88,154
FOREST PRODUCTS & PAPER - 0.3%
Ahlstrom-Munksjo Holding 3 Oy 4.88%, 2/4/2028(1)(2)	17,834	17,936

HAND/MACHINE TOOLS - 0.7%
Werner FinCo LP 8.75%, 7/15/2025(1)	46,856	48,818

HEALTHCARE-PRODUCTS - 2.3%
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029(1)(6)(7)	130,060	131,523
5.25%, 10/1/2029(1)(6)(7)	29,898	30,234

		161,757
HEALTHCARE-SERVICES - 1.1%
PRA Health Sciences, Inc. 2.88%, 7/15/2026(1)	1,094	1,105
Surgery Center Holdings, Inc.
6.75%, 7/1/2025(1)	8,955	9,112
10.00%, 4/15/2027(1)	64,776	69,958

		80,175
INSURANCE - 7.8%
Acrisure LLC
7.00%, 11/15/2025(1)	81,106	82,590
10.13%, 8/1/2026(1)	48,540	54,122

48	Artisan Partners Funds

	Principal Amount	Value
INSURANCE (CONTINUED)
6.00%, 8/1/2029(1)	$77,908	$76,919
Aon Corp.
8.21%, 1/1/2027	29,945	38,695
Ardonagh Midco 2 plc
11.50% Cash, 12.75% PIK, 1/15/2027(1)(2)(3)	112,704	120,016
AssuredPartners, Inc.
7.00%, 8/15/2025(1)	33,750	34,288
BroadStreet Partners, Inc.
5.88%, 4/15/2029(1)	28,336	28,230
GTCR AP Finance, Inc.
8.00%, 5/15/2027(1)	53,511	56,454
Highlands Holdings Bond Issuer Ltd.
7.63% Cash, 8.38% PIK, 10/15/2025(1)(2)(3)	16,196	17,198
HUB International Ltd.
7.00%, 5/1/2026(1)	41,266	42,659

		551,171
INTERNET - 0.5%
Cars.com, Inc.
6.38%, 11/1/2028(1)	17,239	18,187
Millennium Escrow Corp.
6.63%, 8/1/2026(1)	12,688	13,068

		31,255
IRON/STEEL - 0.6%
Big River Steel LLC
6.63%, 1/31/2029(1)	39,880	43,120
Commercial Metals Co.
3.88%, 2/15/2031	2,637	2,652

		45,772
LEISURE TIME - 6.4%
Carnival Corp.
11.50%, 4/1/2023(1)	44,233	49,375
10.50%, 2/1/2026(1)	18,139	21,045
7.63%, 3/1/2026(1)	7,882	8,414
5.75%, 3/1/2027(1)	110,287	114,009
4.00%, 8/1/2028(1)	13,445	13,580
MajorDrive Holdings IV LLC
6.38%, 6/1/2029(1)	13,223	12,779
NCL Corp. Ltd.
12.25%, 5/15/2024(1)	25,534	30,130
3.63%, 12/15/2024(1)	17,414	16,543
5.88%, 3/15/2026(1)	47,354	48,538
NCL Finance Ltd.
6.13%, 3/15/2028(1)	58,288	60,474
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(1)	17,804	17,440
5.50%, 8/31/2026(1)	26,365	27,101
5.50%, 4/1/2028(1)	35,497	36,307

		455,735
LODGING - 0.5%
Boyd Gaming Corp.
8.63%, 6/1/2025(1)	18,541	20,094
Full House Resorts, Inc.
8.25%, 2/15/2028(1)	4,679	5,030
Marriott International, Inc.
4.50%, 10/1/2034	4,191	4,718

		29,842
MEDIA - 5.5%
CCO Holdings LLC
5.50%, 5/1/2026(1)	15,290	15,768
4.25%, 2/1/2031(1)	42,817	43,560
4.50%, 5/1/2032	54,492	56,127
Charter Communications Operating LLC
6.38%, 10/23/2035	40,408	53,132
CSC Holdings LLC
5.88%, 9/15/2022	47,077	48,695
5.25%, 6/1/2024	15,676	16,792
5.38%, 2/1/2028(1)	6,632	6,930
6.50%, 2/1/2029(1)	12,161	13,170
4.50%, 11/15/2031(1)	8,967	8,855
Sinclair Television Group, Inc.
5.88%, 3/15/2026(1)	7,138	7,290
5.13%, 2/15/2027(1)	12,100	12,009
5.50%, 3/1/2030(1)	36,834	36,536
Virgin Media Secured Finance plc
5.50%, 5/15/2029(1)(2)	27,393	28,872
Ziggo BV
5.50%, 1/15/2027(1)(2)	41,620	43,025

		390,761
MINING - 0.9%
Compass Minerals International, Inc.
4.88%, 7/15/2024(1)	10,392	10,821
6.75%, 12/1/2027(1)	52,402	55,611

		66,432
MISCELLANEOUS MANUFACTURING - 2.2%
General Electric Co.
Series D, (ICE LIBOR USD 3 Month + 3.33%), 3.45%, 12/15/2021(4)(5)	101,174	99,024
6.75%, 3/15/2032	41,033	56,128

		155,152
OIL & GAS - 6.2%
Callon Petroleum Co.
8.00%, 8/1/2028(1)	118,846	117,360
Comstock Resources, Inc.
7.50%, 5/15/2025(1)	11,113	11,553
Endeavor Energy Resources LP
5.75%, 1/30/2028(1)	33,200	34,943
Laredo Petroleum, Inc.
9.50%, 1/15/2025	6,534	6,771
10.13%, 1/15/2028	8,612	9,312

Artisan Partners Funds	49

	Principal Amount		Value
OIL & GAS (CONTINUED)
7.75%, 7/31/2029(1)		$58,366	$58,512
Matador Resources Co.
5.88%, 9/15/2026		55,779	57,659
MEG Energy Corp.
5.88%, 2/1/2029(1)(2)		33,922	34,685
Range Resources Corp.
5.00%, 8/15/2022		9,500	9,669
5.00%, 3/15/2023		5,000	5,188
SM Energy Co.
5.63%, 6/1/2025		22,609	22,739
6.63%, 1/15/2027		4,218	4,325
6.50%, 7/15/2028		19,447	20,134
Strathcona Resources Ltd.
6.88%, 8/1/2026(1)(2)		20,709	20,515
Tap Rock Resources LLC
7.00%, 10/1/2026(1)		14,979	15,335

			428,700
PACKAGING & CONTAINERS - 0.3%
LABL, Inc.
10.50%, 7/15/2027(1)		19,285	20,780

REAL ESTATE - 2.0%
Realogy Group LLC
4.88%, 6/1/2023(1)		71,475	73,977
9.38%, 4/1/2027(1)		37,796	41,528
5.75%, 1/15/2029(1)		26,972	27,977

			143,482
REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.9%
American Finance Trust, Inc.
4.50%, 9/30/2028(1)(6)(7)		30,346	30,574
Global Net Lease, Inc.
3.75%, 12/15/2027(1)		33,002	32,769
Host Hotels & Resorts LP
Series F, 4.50%, 2/1/2026		9,674	10,596
Series H, 3.38%, 12/15/2029		31,127	32,037
Park Intermediate Holdings LLC
7.50%, 6/1/2025(1)		26,758	28,430
5.88%, 10/1/2028(1)		14,642	15,482
Uniti Group LP
7.13%, 12/15/2024(1)		57,971	59,203
7.88%, 2/15/2025(1)		16,700	17,645
4.75%, 4/15/2028(1)		17,806	18,184
XHR LP
4.88%, 6/1/2029(1)		31,185	32,030

			276,950
RETAIL - 4.5%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028		5,192	5,328
Brinker International, Inc.
3.88%, 5/15/2023		1,000	1,032
5.00%, 10/1/2024(1)		24,912	26,376
RETAIL (CONTINUED)
Dave & Buster’s, Inc.
7.63%, 11/1/2025(1)		39,849	42,637
LCM Investments Holdings II LLC
4.88%, 5/1/2029(1)		26,332	27,018
Nordstrom, Inc.
4.00%, 3/15/2027		17,331	17,908
4.38%, 4/1/2030		55,622	56,873
4.25%, 8/1/2031		9,037	9,152
5.00%, 1/15/2044		98,226	96,323
Papa John’s International, Inc.
3.88%, 9/15/2029(1)		5,984	5,954
Specialty Building Products Holdings LLC
6.38%, 9/30/2026(1)		13,406	14,076
SRS Distribution, Inc.
6.13%, 7/1/2029(1)		2,803	2,887
Suburban Propane Partners LP
5.00%, 6/1/2031(1)		8,951	9,287
Superior Plus LP
4.25%, 5/18/2028(1)(2)	CAD	6,705	5,453

			320,304
SOFTWARE - 0.7%
Ascend Learning LLC
6.88%, 8/1/2025(1)		20,719	21,114
Castle US Holding Corp.
9.50%, 2/15/2028(1)		28,500	29,782

			50,896
TELECOMMUNICATIONS - 1.1%
Altice France Holding SA
10.50%, 5/15/2027(1)(2)		4,564	4,991
6.00%, 2/15/2028(1)(2)		29,473	28,308
Altice France SA
5.50%, 10/15/2029(1)(2)(7)		43,345	42,906

			76,205
Total corporate bonds (Cost $4,093,120)			4,344,769

BANK LOANS - 35.0%

ADVERTISING - 0.7%
Terrier Media Buyer, Inc. First Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.58%, 12/17/2026(5)		46,808	46,691

AEROSPACE/DEFENSE - 0.5%
Dynasty Acquisition Co., Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 3.63%, 4/6/2026(5)		6,361	6,215
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.33%, 6/19/2026(5)		27,509	26,718

50	Artisan Partners Funds

	Principal Amount	Value
AEROSPACE/DEFENSE (CONTINUED)
Standard Aero Ltd. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 3.63%, 4/6/2026(5)	$3,419	$3,341

		36,274
AIRLINES - 0.8%
SkyMiles IP Ltd. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/2027(5)	56,338	59,884

APPAREL - 0.6%
Birkenstock US BidCo, Inc. First Lien Term Loan B (ICE LIBOR USD 6 Month + 3.75%), 4.25%, 4/28/2028(2)(5)	42,878	42,788

AUTO PARTS & EQUIPMENT - 0.6%
Wheel Pros, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028(5)	43,056	43,006

BEVERAGES - 0.3%
City Brewing Co. LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 4/5/2028(5)	18,270	18,080

BUILDING MATERIALS - 0.5%
ACProducts Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028(5)	26,747	26,685
WR Grace Holdings LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 9/22/2028(5)	8,718	8,745

		35,430
CHEMICALS - 1.1%
CPC Acquisition Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/29/2027(5)	38,490	38,441
Diamond BC BV First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 9/29/2028(5)	25,990	26,008
Geon Performance Solutions LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 8/18/2028(5)	12,204	12,284

		76,733
COMMERCIAL SERVICES - 4.7%
Ankura Consulting Group LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 3/17/2028(5)	44,462	44,573
COMMERCIAL SERVICES (CONTINUED)
Ankura Consulting Group LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 8.00%), 8.75%, 3/19/2029(5)	17,830	18,097
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.08%, 5/21/2026(5)	50,635	49,977
EAB Global, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 8/16/2028(5)	13,020	12,945
Employbridge Holding Co. Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 7/19/2028(5)	34,898	34,654
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 7.75%), 8.50%, 12/22/2025(5)	65,735	62,464
National Intergovernmental Purchasing Alliance Co. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 3.65%, 5/23/2025(5)	4,482	4,445
Spin Holdco, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028(5)	65,870	66,027
USS Ultimate Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 8/25/2024(5)	19,628	19,691
VT Topco, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/1/2025(5)	14,964	14,927

		327,800
DIVERSIFIED FINANCIAL SERVICES - 0.3%
NFP Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 2/15/2027(5)	18,474	18,270

ENTERTAINMENT - 0.8%
J&J Ventures Gaming LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 4/26/2028(5)	32,201	32,322
Lucky Bucks LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.50%), 6.25%, 7/30/2027(5)	20,277	19,935

		52,257
FOOD - 1.6%
Shearer’s Foods LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 9/23/2027(5)	95,464	95,302

Artisan Partners Funds	51

	Principal Amount	Value
FOOD (CONTINUED)
Sovos Brands Intermediate, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 6/8/2028(5)	$20,567	$20,567

		115,869
FOOD SERVICE - 1.1%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 5/15/2028(5)	81,198	80,893

FOREST PRODUCTS & PAPER - 0.1%
Spa Holdings 3 Oy Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 2/4/2028(2)(5)	8,897	8,908

HEALTHCARE-PRODUCTS - 0.7%
Mozart Debt Merger Sub, Inc. Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 9/30/2028(5)	47,687	47,449

HEALTHCARE-SERVICES - 2.5%
Cambrex Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 12/4/2026(5)	16,302	16,316
ICON Luxembourg Sarl First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028(2)(5)	57,307	57,490
Mamba Purchaser, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 9/29/2028(5)	8,669	8,664
PRA Health Sciences, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028(5)	14,278	14,324
Radnet Management, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.75%, 4/23/2028(5)	13,378	13,351
Surgery Center Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/31/2026(5)	68,170	68,236

		178,381
HOUSEHOLD PRODUCTS/WARES - 0.2%
VC GB Holdings I Corp. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 7/21/2028(5)	13,197	13,183

INSURANCE - 0.8%
AssuredPartners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.58%, 2/12/2027(5)	47,382	47,066
BroadStreet Partners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 1/27/2027(5)	8,913	8,806

		55,872
INTERNET - 2.5%
Arches Buyer, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027(5)	72,707	72,298
Barracuda Networks, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 10/30/2028(5)	33,815	34,185
CNT Holdings I Corp. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 11/6/2028(5)	12,878	13,071
Proofpoint, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 8/31/2028(5)	56,121	55,812

		175,366
LEISURE TIME - 1.0%
MajorDrive Holdings IV LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/2028(5)	22,304	22,339
Topgolf International, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 6.25%), 7.00%, 2/9/2026(5)	47,876	48,834

		71,173
LODGING - 0.2%
Jack Ohio Finance LLC Term Loan (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 9/29/2028(5)	13,655	13,655

MACHINERY-DIVERSIFIED - 0.3%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 12/11/2024(5)	18,489	18,437

MISCELLANEOUS MANUFACTURING - 0.1%
Utex Industries, Inc. (ICE LIBOR USD 1 Month + 7.00%), 8.50%, 12/3/2024(5)(6)	2,100	2,100
(ICE LIBOR USD 1 Month + 3.75%), 5.25%, 12/3/2025(5)(6)	2,416	2,344

		4,444

52	Artisan Partners Funds

	Principal Amount	Value
MUNICIPAL - 0.2%
Lakeshore Intermediate LLC First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 9/29/2028(5)	$10,837	$10,810

RETAIL - 2.2%
Fogo De Chao, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 4/7/2025(5)	17,216	16,879
LBM Acquisition LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/17/2027(5)	37,935	37,555
Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 5.50%), 6.50%, 9/6/2024(5)	44,170	44,198
Rough Country LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 7/28/2028(5)	$8,733	$8,711
SRS Distribution, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 6/2/2028(5)	58,388	58,363

		165,706
SOFTWARE - 8.6%
Applied Systems, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 9/19/2024(5)	24,603	24,594
Applied Systems, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.25%, 9/19/2025(5)	34,731	35,146
Castle US Holding Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 3.88%, 1/29/2027(5)	4,937	4,894
CommerceHub, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 7.75%, 12/29/2028(5)	10,610	10,809
Constant Contact, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 8.25%, 2/12/2029(5)	28,018	27,598
Epicor Software Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 7/30/2027(5)	66,699	66,669
Epicor Software Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 8.75%, 7/31/2028(5)	9,250	9,493
Finastra USA, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024(5)	48,468	48,048
Informatica LLC Second Lien Term Loan 7.13%, 2/25/2025	27,490	27,847
SOFTWARE (CONTINUED)
Ivanti Software, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/1/2027(5)	13,314	13,318
(ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/1/2027(5)	51,028	51,116
RealPage, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 4/24/2028(5)	91,671	91,356
Renaissance Holdings Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 5/30/2025(5)	70,586	69,943
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.08%, 5/29/2026(5)	36,536	36,597
UKG, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026(5)	44,324	44,383
UKG, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 5/3/2027(5)	17,980	18,265
Virgin Pulse, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 4/6/2028(5)	29,446	29,372

		609,448
TELECOMMUNICATIONS - 1.5%
Altice France SA First Lien Term Loan B11 (ICE LIBOR USD 3 Month + 2.75%), 2.88%, 7/31/2025(2)(5)	21,661	21,291
Delta Topco, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/1/2027(5)	37,820	37,847
Delta Topco, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 8.00%, 12/1/2028(5)	35,575	35,827
Gridiron Fiber Corp. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 8/23/2028(5)	17,450	16,938

		111,903
TRANSPORTATION - 0.5%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 5.58%, 8/4/2025(5)	27,517	25,883
(ICE LIBOR USD 3 Month + 5.50%), 5.62%, 8/4/2025(5)	5,694	5,356
(ICE LIBOR USD 3 Month + 5.50%), 5.63%, 8/4/2025(5)	5,986	5,631
(ICE LIBOR USD 3 Month + 5.50%), 5.65%, 8/4/2025(5)	178	167

		37,037
Total bank loans (Cost $2,454,958)		2,475,747

Artisan Partners Funds	53

	Shares Held	Value
COMMON STOCK - 0.2%

MISCELLANEOUS MANUFACTURING - 0.2%
Utex Equity (Cost $10,178)*(6)(8)	364	$16,743

	Principal Amount
CONVERTIBLE BOND - 0.1%

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Uniti Fiber Holdings, Inc. 4.00%, 6/15/2024 (Cost $4,538)(1)	$4,625	5,732

	Shares Held
SHORT-TERM INVESTMENTS - 8.4%

INVESTMENT COMPANIES - 8.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	201,741	201,741
Federated Treasury Obligations Fund - Institutional Class, 0.01%	195,808	195,808
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	195,807	195,807

Total short-term investments (Cost $593,356)		593,356

Total investments - 105.1% (Cost $7,156,150)		7,436,347

Other assets less liabilities - (5.1%)		(364,264)

Total net assets - 100.0%(9)		$7,072,083

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 2/4/2028	Finland	U.S. dollar
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	U.S. dollar
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	U.S. dollar
Altice France SA, 5.50%, 10/15/2029	France	U.S. dollar
Altice France SA First Lien Term Loan B11, 2.88%, 7/31/2025	France	U.S. dollar
Ardonagh Midco 2 plc, 11.50%, 1/15/2027	United Kingdom	U.S. dollar
Birkenstock US BidCo, Inc. First Lien Term Loan B, 4.25%, 4/28/2028	Germany	U.S. dollar
Consolidated Energy Finance SA, 5.63%, 10/15/2028	Switzerland	U.S. dollar
Grifols Escrow Issuer SA, 4.75%, 10/15/2028	Spain	U.S. dollar
Highlands Holdings Bond Issuer Ltd., 7.63%, 10/15/2025	Bermuda	U.S. dollar
ICON Luxembourg Sarl First Lien Term Loan B, 3.00%, 7/3/2028	Luxembourg	U.S. dollar
MEG Energy Corp., 5.88%, 2/1/2029	Canada	U.S. dollar
Methanex Corp., 5.65%, 12/1/2044	Canada	U.S. dollar
Methanex Corp., 5.25%, 12/15/2029	Canada	U.S. dollar
Methanex Corp., 5.13%, 10/15/2027	Canada	U.S. dollar
Spa Holdings 3 Oy Term Loan B, 4.75%, 2/4/2028	Finland	U.S. dollar
Strathcona Resources Ltd., 6.88%, 8/1/2026	Canada	U.S. dollar
Superior Plus LP, 4.25%, 5/18/2028	Canada	Canadian dollar
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	U.S. dollar
VistaJet Malta Finance plc, 10.50%, 6/1/2024	Switzerland	U.S. dollar
Ziggo BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(3)	Payment in-kind security.
(4)	Perpetual security. The rate reflected was the rate in effect on September 30, 2021. The maturity date reflects the next call date.
(5)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
(6)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $239,230, or 3.4% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(7)	When-issued security.
(8)	Restricted security.
(9)	Percentages for the various classifications relate to total net assets.

54	Artisan Partners Funds

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Payment-In-Kind
USD	U.S. dollar

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $2,619 or less than 0.1% of the total net assets as of September 30, 2021, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized (Depreciation)
VT Topco, Inc. First Lien Term Loan, delayed-draw	$2,619	$2,612	$(7)
Medline Industries, Inc. Bridge Term Loan	106,584	106,584	–
Medline Industries, Inc. Unsecured Bridge Term Loan	120,979	120,979	–

	$230,182	$230,175	$(7)

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD 5,532	CAD	6,992	JPM	2/25/2022	$11

CAD Canadian dollar

USD U.S. dollar

JPM JPMorgan Chase Bank, N.A.

FUTURES CONTRACTS
Dollar values in thousands
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation
Short Positions Contracts
U.S. Treasury 10 Year Note	(828)	12/21/2021	USD	$82,800	$(108,973)	$1,581
U.S. Treasury Long Bond	(534)	12/21/2021	USD	53,400	(85,023)	2,267

Net unrealized appreciation						$3,848

The Fund has recorded a liability of $183 as of September 30, 2021, related to the current day’s variation margin related to these contracts.

USD U.S. Dollar

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Acrisure LLC	United States	3.0%
Carnival Corp.	United States	2.9
NFP Corp.	United States	2.6
Nordstrom, Inc.	United States	2.5
VistaJet Malta Finance plc	Switzerland	2.3
Mozart Debt Merger Sub, Inc.	United States	2.3
General Electric Co.	United States	2.2
Realogy Group LLC	United States	2.0
Ardonagh Midco 2 plc	United Kingdom	1.7
Callon Petroleum Co.	United States	1.7

Total		23.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN INTERNATIONAL FUND

Schedule of Investments – September 30, 2021

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY- 96.2%

ARGENTINA - 1.1%
MercadoLibre, Inc.*	61	$102,018

BELGIUM - 2.2%
UCB SA(1)	1,883	209,525

BRAZIL - 0.5%
Azul SA (Preference)*	6,584	44,011

CANADA - 2.8%
Canadian Pacific Railway Ltd.	2,652	173,193
Kinaxis, Inc.*	689	99,475

		272,668
DENMARK - 4.6%
Ascendis Pharma A/S, ADR*	1,094	174,347
DSV Panalpina A/S(1)	588	140,501
Genmab A/S*(1)	303	132,307

		447,155
FRANCE - 8.3%
Air Liquide SA(1)	1,490	238,440
BNP Paribas SA(1)	4,684	300,016
Capgemini SE(1)	1,257	261,356

		799,812
GERMANY - 21.2%
Allianz SE(1)	933	210,395
Auto1 Group SE*(1)	561	20,522
Bayerische Motoren Werke AG(1)	1,160	111,335
Brenntag SE(1)	2,155	200,982
Deutsche Boerse AG(1)	1,959	318,866
Deutsche Post AG(1)	4,773	300,828
Deutsche Telekom AG(1)	15,027	302,984
MTU Aero Engines AG(1)	527	119,262
Porsche Automobil Holding SE (Preference)(1)	768	76,573
Siemens AG(1)	1,242	204,199
Volkswagen AG (Preference)(1)	820	183,725

		2,049,671
HONG KONG - 0.4%
AIA Group Ltd.(1)	3,201	36,862

INDIA - 1.4%
Reliance Industries Ltd.(1)	3,889	131,530

IRELAND - 3.8%
CRH plc(1)	1,446	67,441
ICON plc*	182	47,690
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)	13,340	251,611

		366,742
ISRAEL - 3.9%
Nice Ltd., ADR*	1,317	374,220

ITALY - 1.5%
Intesa Sanpaolo SpA(1)	50,292	142,678

JAPAN - 3.6%
Hoya Corp.(1)	993	155,243
Sony Group Corp.(1)	1,772	197,324

		352,567
NETHERLANDS - 8.5%
Argenx SE, ADR*	496	149,820
Argenx SE*(1)	7	2,102
ING Groep NV(1)	15,096	219,100
Koninklijke DSM NV(1)	1,739	347,646
Koninklijke Philips NV(1)	2,351	104,204

		822,872
PORTUGAL - 0.3%
EDP - Energias de Portugal SA(1)	5,173	27,137

RUSSIA - 2.5%
MMC Norilsk Nickel PJSC, ADR(1)	5,085	150,517
Sberbank of Russia PJSC, ADR(1)	4,933	91,660

		242,177
SPAIN - 1.0%
Ferrovial SA(1)	3,509	101,783

SWITZERLAND - 8.3%
Adecco Group AG(1)	1,180	59,078
Alcon, Inc.(1)	285	23,111
Barry Callebaut AG(1)	40	89,972
Idorsia Ltd.*(1)	1,458	35,253
Lonza Group AG(1)	147	109,867
Medacta Group SA*(1)	504	78,435
Nestle SA(1)	1,494	179,713
Roche Holding AG(1)	615	224,338

		799,767
TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	4,882	100,672

56	Artisan Partners Funds

	Shares Held	Value
UNITED KINGDOM - 10.4%
AVEVA Group plc(1)	2,805	$135,476
Barclays plc(1)	99,382	253,463
Diageo plc(1)	1,266	60,976
HSBC Holdings plc(1)	6,835	35,283
International Consolidated Airlines Group SA*(1)	59,283	142,030
Linde plc(1)	1,259	374,366

		1,001,594
UNITED STATES - 8.9%
Accenture plc, Class A	293	93,741
Alphabet, Inc., Class A*	81	217,280
Alphabet, Inc., Class C*	37	98,251
Amazon.com, Inc.*	79	259,157
Aon plc, Class A	677	193,386

		861,815

Total common stocks and equity-linked security (Cost $7,056,030)		9,287,276

SHORT-TERM INVESTMENTS - 3.5%

INVESTMENT COMPANIES - 3.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	115,711	115,711
Federated Treasury Obligations Fund - Institutional Class, 0.01%	112,307	112,307
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	112,307	112,307

Total short-term investments (Cost $340,325)		340,325

Total investments - 99.7% (Cost $7,396,355)		9,627,601

Other assets less liabilities - 0.3%		30,421

Total net assets - 100.0%(4)		$9,658,022

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $7,260,687, or 75.2% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 —04/06/2021	$206,627	$251,611	2.6%

(3)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(g) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS/DEFINITION
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$618,515	6.4%
Consumer Discretionary	950,654	9.9
Consumer Staples	330,661	3.4
Energy	131,530	1.4
Financials	2,053,320	21.3
Health Care	1,446,242	15.0
Industrials	1,485,867	15.4
Information Technology	1,064,940	11.1
Materials	1,178,410	12.2
Utilities	27,137	0.3
Short-Term Investments	340,325	3.6

Total investments	$9,627,601	100.0%

Artisan Partners Funds	57

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$44,011	0.5%
British pound	591,945	6.2
Canadian dollar	272,668	2.8
Danish krone	272,808	2.8
Euro	4,445,465	46.2
Hong Kong dollar	72,145	0.7
Indian rupee	131,530	1.4
Japanese yen	352,567	3.7
New Taiwan dollar	100,672	1.0
Swiss franc	799,767	8.3
U.S. dollar	2,544,023	26.4

Total investments	$9,627,601	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Linde plc	United Kingdom	3.9%
Nice Ltd.	Israel	3.9
Koninklijke DSM NV	Netherlands	3.6
Deutsche Boerse AG	Germany	3.3
Alphabet, Inc.	United States	3.3
Deutsche Telekom AG	Germany	3.1
Deutsche Post AG	Germany	3.1
BNP Paribas SA	France	3.1
Capgemini SE	France	2.7
Amazon.com, Inc.	United States	2.7

Total		32.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

58	Artisan Partners Funds

ARTISAN INTERNATIONAL SMALL-MID FUND

Schedule of Investments – September 30, 2021

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.2%

AUSTRALIA - 0.1%
Telix Pharmaceuticals Ltd.*(1)	1,702	$7,407

BRAZIL - 1.8%
Afya Ltd., Class A*	1,293	25,522
Notre Dame Intermedica Participacoes SA	1,577	21,542
Petrobras Distribuidora SA	9,885	42,440
Rumo SA*	6,554	20,255

		109,759
CANADA - 4.8%
Altus Group Ltd.	1,396	68,124
CAE, Inc.*	3,191	95,338
Descartes Systems Group, Inc. (The)*	656	53,420
Kinaxis, Inc.*	376	54,277
Real Matters, Inc.*	1,187	9,406
TECSYS, Inc.	398	18,019

		298,584
CHINA - 0.3%
I-Mab, ADR*	276	19,988

COSTA RICA - 0.2%
Establishment Labs Holdings, Inc.*	209	14,983

DENMARK - 5.0%
ALK-Abello A/S*(1)	73	30,694
Ambu A/S, Class B(1)	1,593	47,062
Carlsberg A/S, Class B(1)	186	30,317
DSV Panalpina A/S(1)	261	62,324
Genmab A/S*(1)	166	72,513
SimCorp A/S(1)	179	21,125
Vestas Wind Systems A/S(1)	1,170	46,842

		310,877
FINLAND - 2.7%
BasWare OYJ*(1)	492	18,419
Metso Outotec OYJ(1)	12,406	113,065
Revenio Group OYJ(1)	241	15,304
Vaisala OYJ, Class A(1)	473	20,509

		167,297
FRANCE - 2.0%
Gaztransport Et Technigaz SA(1)	786	58,731
Lectra(1)	1,712	67,284

		126,015
GERMANY - 3.7%
AIXTRON SE(1)	2,862	72,043
Carl Zeiss Meditec AG(1)	96	18,409
GERMANY (CONTINUED)
Hamburger Hafen und Logistik AG(1)	1,348	30,268
KION Group AG(1)	331	31,017
MorphoSys AG*(1)	672	32,066
New Work SE(1)	21	5,137
Symrise AG(1)	337	44,420

		233,360
ICELAND - 0.5%
Ossur HF*(1)	4,823	33,724

INDIA - 2.1%
IndiaMart InterMesh Ltd.(1)	518	58,154
WNS Holdings Ltd., ADR*	915	74,845

		132,999
ISRAEL - 9.1%
Compugen Ltd.*	525	3,134
Kornit Digital Ltd.*	1,303	188,525
Max Stock Ltd.(1)	4,954	17,695
Nice Ltd., ADR*	817	232,045
Radware Ltd.*(2)	2,736	92,248
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(1)	231	16,592
Tel Aviv Stock Exchange Ltd.(1)	3,931	20,834

		571,073
ITALY - 0.8%
Davide Campari-Milano NV(1)	3,481	49,001

JAPAN - 17.5%
Azbil Corp.(1)	2,501	107,491
Carenet, Inc.(1)(2)	3,666	45,772
CKD Corp.(1)(2)	4,443	94,824
Daikokutenbussan Co. Ltd.(1)(2)	965	56,662
en-japan, Inc.(1)	704	25,224
Fujitec Co. Ltd.(1)	3,267	76,179
GMO Financial Gate, Inc.(1)	83	24,608
Hennge KK*(1)	641	33,922
Jeol Ltd.(1)	830	60,826
Kitanotatsujin Corp.(1)	765	3,190
Kobe Bussan Co. Ltd.(1)	889	29,037
Money Forward, Inc.*(1)	631	44,847
Morinaga Milk Industry Co. Ltd.(1)	807	50,144
Obic Co. Ltd.(1)	167	32,032
Plus Alpha Consulting Co. Ltd.(1)	304	7,712
Raccoon Holdings, Inc.(1)(2)	2,214	31,135
Rohm Co. Ltd.(1)	474	44,644
Roland Corp.(1)	842	38,198

Artisan Partners Funds	59

	Shares Held	Value
JAPAN (CONTINUED)
SG Holdings Co. Ltd.(1)	4,773	$135,724
TechMatrix Corp.(1)	1,237	22,270
Temairazu, Inc.(1)(2)	363	20,866
Toshiba Corp.(1)	2,211	92,731
Ubicom Holdings, Inc.(1)(2)	928	24,206

		1,102,244
NETHERLANDS - 2.7%
Argenx SE*(1)	88	26,556
IMCD NV(1)	413	78,367
Koninklijke DSM NV(1)	317	63,431

		168,354
SPAIN - 0.8%
Almirall SA(1)	3,251	51,543

SWEDEN - 2.4%
AAK AB(1)	2,517	54,126
Elekta AB, Class B(1)	1,969	21,989
Fortnox AB(1)	1,257	75,587

		151,702
SWITZERLAND - 7.0%
Alcon, Inc.(1)	1,452	117,629
Baloise Holding AG(1)	343	52,281
Barry Callebaut AG(1)	20	45,565
Belimo Holding AG(1)	107	56,464
Burckhardt Compression Holding AG(1)	63	25,547
Comet Holding AG(1)	164	56,872
Siegfried Holding AG*(1)	51	45,063
Tecan Group AG(1)	74	41,715

		441,136
THAILAND - 1.1%
Fabrinet*	688	70,575

UNITED KINGDOM - 16.9%
Alphawave IP Group plc*(1)	6,924	21,580
ASOS plc*(1)	1,063	42,446
AVEVA Group plc(1)	776	37,467
B&M European Value Retail SA(1)	5,544	44,018
Balfour Beatty plc(1)	6,979	25,328
boohoo Group plc*(1)	21,552	62,993
Britvic plc(1)	3,244	38,801
ConvaTec Group plc(1)	34,772	101,185
Electrocomponents plc(1)	6,574	94,583
Ergomed plc*(1)	1,252	22,192
Fevertree Drinks plc(1)	958	30,543
HomeServe plc(1)	2,823	34,317
Howden Joinery Group plc(1)	6,327	75,702
JD Sports Fashion plc(1)	3,171	44,642
JET2 plc*(1)	6,322	108,909
Orchard Therapeutics plc, ADR*	2,126	4,889
Oxford Biomedica plc*(1)	1,830	38,067
UNITED KINGDOM (CONTINUED)
Rotork plc(1)	20,371	95,236
St. James’s Place plc(1)	3,213	65,100
Trainline plc*(1)	8,237	38,946
YouGov plc(1)	1,977	33,699

		1,060,643
UNITED STATES - 14.7%
Acceleron Pharma, Inc.*	151	26,023
Agilysys, Inc.*	944	49,445
Alkermes plc*	1,825	56,269
Alnylam Pharmaceuticals, Inc.*	162	30,608
BioCryst Pharmaceuticals, Inc.*	1,887	27,109
Cree, Inc.*	1,009	81,449
CyberArk Software Ltd.*	489	77,116
Glaukos Corp.*	1,070	51,548
Ingersoll Rand, Inc.*	1,253	63,186
Inspire Medical Systems, Inc.*	114	26,558
Intersect ENT, Inc.*	987	26,855
Lantheus Holdings, Inc.*	1,432	36,777
Legend Biotech Corp., ADR*	733	37,074
Madrigal Pharmaceuticals, Inc.*	146	11,611
MaxCyte, Inc.*(1)	2,088	25,394
Model N, Inc.*(2)	2,194	73,484
Myriad Genetics, Inc.*	1,106	35,718
Nevro Corp.*	249	29,032
Quotient Ltd.*	1,456	3,406
Reata Pharmaceuticals, Inc., Class A*	108	10,853
Varex Imaging Corp.*	1,071	30,191
Verastem, Inc.*	1,246	3,839
ViewRay, Inc.*(2)	12,082	87,112
Zogenix, Inc.*	1,653	25,108

		925,765

Total common stocks (Cost $4,534,666)		6,047,029

SHORT-TERM INVESTMENTS - 4.7%

INVESTMENT COMPANIES - 4.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	100,227	100,227
Federated Treasury Obligations Fund - Institutional Class, 0.01%	97,280	97,280
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	97,280	97,280

Total short-term investments (Cost $294,787)		294,787
Total investments - 100.9% (Cost $4,829,453)		6,341,816

Other assets less liabilities - (0.9)%		(55,960)

Total net assets - 100.0%(3)		$6,285,856

60	Artisan Partners Funds

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $4,037,083, or 64.2% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$38,836	0.6%
Consumer Discretionary	408,901	6.4
Consumer Staples	403,978	6.4
Energy	58,731	0.9
Financials	138,215	2.2
Health Care	1,475,337	23.3
Industrials	1,728,109	27.2
Information Technology	1,609,541	25.4
Materials	107,851	1.7
Real Estate	77,530	1.2
Short-Term Investments	294,787	4.7

Total investments	$6,341,816	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$7,407	0.1%
Brazilian real	84,237	1.3
British pound	1,081,148	17.1
Canadian dollar	298,584	4.7
Danish krone	344,601	5.4
Euro	795,570	12.5
Indian rupee	58,154	0.9
Israel new shekel	55,121	0.9
Japanese yen	1,102,244	17.4
Swedish krona	151,702	2.4
Swiss franc	441,136	7.0
U.S. dollar	1,921,912	30.3

Total investments	$6,341,816	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Nice Ltd.	Israel	3.7%
Kornit Digital Ltd.	Israel	3.0
SG Holdings Co. Ltd.	Japan	2.2
Alcon, Inc.	Switzerland	1.9
Metso Outotec OYJ	Finland	1.8
JET2 plc	United Kingdom	1.7
Azbil Corp.	Japan	1.7
ConvaTec Group plc	United Kingdom	1.6
CAE, Inc.	Canada	1.5
Rotork plc	United Kingdom	1.5

Total		20.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – September 30, 2021

Principal amount, shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 87.8%

BELGIUM - 2.8%
Groupe Bruxelles Lambert SA(1)	5,627	$618,604

BRAZIL - 1.1%
Telefonica Brasil SA, ADR	32,453	251,835

CANADA - 7.2%
Alimentation Couche-Tard, Inc., Class B	20,772	794,741
Imperial Oil Ltd.	13,044	412,241
Suncor Energy, Inc.	18,409	381,665

		1,588,647
CHINA - 4.5%
Alibaba Group Holding Ltd.*(1)	25,609	476,325
Anhui Conch Cement Co. Ltd., Class H(1)	44,046	236,919
Hengan International Group Co. Ltd.(1)	49,380	264,478
Trip.com Group Ltd.*(1)	204	6,251

		983,973
FINLAND - 1.4%
Nokia OYJ, ADR*	47,229	257,399
Nokia OYJ*(1)	9,839	54,130

		311,529
FRANCE - 7.6%
Danone SA(1)	11,002	750,965
Safran SA(1)	2,913	365,252
Sodexo SA*(1)	4,544	397,890
Sodexo SA (Registered Shares)*(1)(2)	737	64,559
Vivendi SE(1)	7,587	95,702

		1,674,368
GERMANY - 3.0%
Fresenius Medical Care AG & Co. KGaA(1)	7,609	536,227
Hella GmbH & Co. KGaA*(1)	1,817	127,173

		663,400
INDIA - 5.0%
HCL Technologies Ltd.(1)	48,614	834,918
Indus Towers Ltd.(1)	64,821	266,709

		1,101,627
IRELAND - 3.1%
CRH plc(1)	9,062	422,696
Ryanair Holdings plc*(1)	1,846	34,811
Ryanair Holdings plc, Equity-Linked Security*(1)(3)(4)	12,583	237,329

		694,836
JAPAN - 1.2%
Seven & i Holdings Co. Ltd.(1)	6,027	$273,486

MEXICO - 0.6%
Gruma SAB de CV, Class B	10,780	123,220

NETHERLANDS - 5.1%
ING Groep NV(1)	60,489	877,946
Universal Music Group NV*(1)	9,406	251,861

		1,129,807
SOUTH KOREA - 8.9%
NAVER Corp.(1)	1,910	622,269
Samsung Electronics Co. Ltd.(1)	15,390	957,873
Samsung Electronics Co. Ltd. (Preference)(1)	6,679	390,943

		1,971,085
SPAIN - 1.0%
CaixaBank SA(1)	74,883	232,201

SWITZERLAND - 15.4%
ABB Ltd.(1)	24,836	827,845
Cie Financiere Richemont SA(1)	4,708	485,468
Credit Suisse Group AG(1)	30,877	306,140
Holcim Ltd.*(1)	7,870	378,622
Novartis AG(1)	9,778	802,218
UBS Group AG(1)	37,381	597,355

		3,397,648
UNITED KINGDOM - 14.2%
Berkeley Group Holdings plc(1)	2,675	156,702
CNH Industrial NV(1)	15,463	261,825
Compass Group plc*(1)	46,419	949,753
Inchcape plc(1)	5,483	59,544
Liberty Global plc, Class A*	4,972	148,179
Liberty Global plc, Class C*	6,110	180,001
Lloyds Banking Group plc(1)	706,565	439,519
RELX plc(1)	24,129	695,334
RELX plc(1)	3,299	95,248
Tesco plc(1)	44,669	151,503

		3,137,608
UNITED STATES - 5.7%
Arch Capital Group Ltd.*(5)	22,709	867,017
Tenaris SA(1)	25,634	270,322
Tenaris SA, ADR	2,404	50,756
White Mountains Insurance Group Ltd.	60	63,698

		1,251,793
Total common stocks and equity-linked security (Cost $15,180,775)		19,405,667

62	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS - 11.5%

INVESTMENT COMPANIES - 11.5%

BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	866,427	$866,427
Federated Treasury Obligations Fund - Institutional Class, 0.01%	840,943	840,943
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	840,944	840,944

Total short-term investments (Cost $2,548,314)		2,548,314

	Principal Amount	Market Value
CONVERTIBLE BOND - 0.1%

SWITZERLAND - 0.1%
Credit Suisse Group Guernsey VII Ltd. Series BR, 3.00%, 11/12/2021 (Cost $8,171)	7,361	8,451

Total investments - 99.4% (Cost $17,737,260)		21,962,432

Other assets less liabilities - 0.6%		143,396

Total net assets - 100.0%(6)		$22,105,828

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $15,874,915, or 71.8% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sodexo SA (Registered Shares)	09/01/2020	$63,852	$64,559	0.3%

(3)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013- 07/19/2021	$198,919	$237,329	1.1%

(4)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(g) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(5)	Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations/Definition

ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation
USD 241,711	JPY 26,251,466	JPM	10/21/2021	$5,810

JPY	Japanese yen
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,816,556	8.3%
Consumer Discretionary	2,723,665	12.4
Consumer Staples	2,358,393	10.7
Energy	1,114,984	5.1
Financials	4,248,260	19.3
Health Care	1,338,445	6.1
Industrials	2,280,315	10.4
Information Technology	2,495,263	11.4
Materials	1,038,237	4.7
Short-Term Investments	2,548,314	11.6

Total investments	$21,962,432	100.0%

Artisan Partners Funds	63

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$2,452,355	11.2%
Canadian dollar	1,588,647	7.2
Euro	5,457,412	24.8
Hong Kong dollar	983,973	4.5
Indian rupee	1,101,627	5.0
Japanese yen	273,486	1.2
Korean won	1,971,085	9.0
Mexican peso	123,220	0.6
Swiss franc	3,406,099	15.5
U.S. dollar	4,604,528	21.0

Total investments	$21,962,432	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	6.1%
Compass Group plc	United Kingdom	4.3
ING Groep NV	Netherlands	4.0
Arch Capital Group Ltd.	United States	3.9
HCL Technologies Ltd.	India	3.8
ABB Ltd.	Switzerland	3.7
Novartis AG	Switzerland	3.6
Alimentation Couche-Tard, Inc.	Canada	3.6
RELX plc	United Kingdom	3.6
Danone SA	France	3.4

Total		40.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

ARTISAN MID CAP FUND

Schedule of Investments – September 30, 2021

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.3%

AUTO COMPONENTS - 1.8%
Aptiv plc*	887	$132,092

BANKS - 3.9%
First Republic Bank	575	110,865
SVB Financial Group*	274	177,511

		288,376

BIOTECHNOLOGY - 8.2%
Argenx SE, ADR*(1)	439	132,468
Ascendis Pharma A/S, ADR*(1)	1,373	218,849
BioNTech SE, ADR*(1)	182	49,810
Exact Sciences Corp.*	724	69,099
Genmab A/S*(1)(2)	317	138,585

		608,811

BUILDING PRODUCTS - 1.3%
Advanced Drainage Systems, Inc.	540	58,386
Trex Co., Inc.*	389	39,643

		98,029

CAPITAL MARKETS - 7.0%
LPL Financial Holdings, Inc.	550	86,180
MSCI, Inc.	279	170,029
Nasdaq, Inc.	718	138,545
Tradeweb Markets, Inc., Class A	1,548	125,066

		519,820

COMMUNICATIONS EQUIPMENT - 1.5%
Arista Networks, Inc.*	324	111,280

CONTAINERS & PACKAGING - 1.2%
Ball Corp.	991	89,127

DIVERSIFIED CONSUMER SERVICES - 2.2%
Bright Horizons Family Solutions, Inc.*	326	45,391
Chegg, Inc.*	1,702	115,786

		161,177
ELECTRICAL EQUIPMENT - 1.9%
Generac Holdings, Inc.*	341	139,463

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.8%
Cognex Corp.	761	61,029
Teledyne Technologies, Inc.*	271	116,346
Trimble, Inc.*	1,298	106,736

		284,111
ENTERTAINMENT - 3.5%
Roku, Inc.*	322	100,750
Zynga, Inc., Class A*	21,423	161,316

		262,066
HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
Dexcom, Inc.*	367	200,648
West Pharmaceutical Services, Inc.	336	142,771

		343,419
HEALTH CARE TECHNOLOGY - 3.3%
Veeva Systems, Inc., Class A*	837	241,318

HOTELS, RESTAURANTS & LEISURE - 2.6%
Chipotle Mexican Grill, Inc.*	87	158,539
DraftKings, Inc., Class A*	683	32,880

		191,419
INTERACTIVE MEDIA & SERVICES - 3.6%
Match Group, Inc.*	1,192	187,206
ZoomInfo Technologies, Inc., Class A*	1,369	83,746

		270,952
INTERNET & DIRECT MARKETING RETAIL - 2.6%
Farfetch Ltd., Class A*(1)	971	36,397
Global-e Online Ltd.*(1)	385	27,632
Wayfair, Inc., Class A*	501	127,926

		191,955
IT SERVICES - 3.9%
BigCommerce Holdings, Inc., Series 1*	1,183	59,883
Global Payments, Inc.	1,358	213,953
Marqeta, Inc., Class A*	705	15,588

		289,424
LEISURE PRODUCTS - 1.4%
Peloton Interactive, Inc., Class A*	718	62,477
YETI Holdings, Inc.*	494	42,290

		104,767
LIFE SCIENCES TOOLS & SERVICES - 2.7%
Agilent Technologies, Inc.	620	97,736
Evotec SE*(1)(2)	1,109	52,900
NeoGenomics, Inc.*	965	46,536

		197,172
MACHINERY - 3.8%
Fortive Corp.	1,787	126,100
Ingersoll Rand, Inc.*	3,070	154,778

		280,878
MEDIA - 1.3%
New York Times Co. (The), Class A	2,020	99,533

PHARMACEUTICALS - 2.7%
Catalent, Inc.*	1,515	201,656

Artisan Partners Funds	65

	Shares Held	Value
PROFESSIONAL SERVICES - 1.7%
TransUnion	1,129	$126,849

ROAD & RAIL - 1.2%
Lyft, Inc., Class A*	1,664	89,180

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
Entegris, Inc.	735	92,518
Lattice Semiconductor Corp.*	2,176	140,706
Skyworks Solutions, Inc.	590	97,141

		330,365
SOFTWARE - 18.3%
Atlassian Corp. plc, Class A*	768	300,562
Bill.com Holdings, Inc.*	281	75,081
Ceridian HCM Holding, Inc.*	1,278	143,928
Datadog, Inc., Class A*	1,117	157,872
HubSpot, Inc.*	502	339,326
JFrog Ltd.*(1)	477	15,981
Synopsys, Inc.*	383	114,578
Tyler Technologies, Inc.*	164	75,244
Zscaler, Inc.*	507	133,048

		1,355,620
SPECIALTY RETAIL - 2.0%
Burlington Stores, Inc.*	536	151,930

TEXTILES, APPAREL & LUXURY GOODS - 0.8%
Lululemon Athletica, Inc.*	144	58,349

Total common stocks (Cost $3,926,312)		7,219,138

SHORT-TERM INVESTMENTS - 3.4%

INVESTMENT COMPANIES - 3.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	85,573	85,573
Federated Treasury Obligations Fund - Institutional Class, 0.01%	83,056	83,056
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	83,056	83,056

Total short-term investments (Cost $251,685)		251,685

Total investments - 100.7% (Cost $4,177,997)		7,470,823

Other assets less liabilities - (0.7%)		(51,803)

Total net assets - 100.0%(3)		$7,419,020

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
BioNTech SE	Germany	U.S. dollar
Evotec SE	Germany	Euro
Farfetch Ltd.	United Kingdom	U.S. dollar
Genmab A/S	Denmark	Danish krone
Global-e Online Ltd.	Israel	U.S. dollar
JFrog Ltd.	Israel	U.S. dollar

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $191,485, or 2.6% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$632,551	8.5%
Consumer Discretionary	991,689	13.3
Financials	808,196	10.8
Health Care	1,592,376	21.3
Industrials	734,399	9.8
Information Technology	2,370,800	31.7
Materials	89,127	1.2
Short-Term Investments	251,685	3.4

Total investments	$7,470,823	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Danish krone	$138,585	1.9%
Euro	52,900	0.7
U.S. dollar	7,279,338	97.4

Total investments	$7,470,823	100.0%

66	Artisan Partners Funds

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
HubSpot, Inc.	United States	4.6%
Atlassian Corp. plc	United States	4.1
Veeva Systems, Inc.	United States	3.3
Ascendis Pharma A/S	Denmark	2.9
Global Payments, Inc.	United States	2.9
Catalent, Inc.	United States	2.7
Dexcom, Inc.	United States	2.7
Match Group, Inc.	United States	2.5
SVB Financial Group	United States	2.4
MSCI, Inc.	United States	2.3

Total		30.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Artisan Partners Funds	67

ARTISAN MID CAP VALUE FUND

Schedule of Investments – September 30, 2021

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.9%

AIR FREIGHT & LOGISTICS - 2.1%
Expeditors International of Washington, Inc.	360	$42,855

AUTO COMPONENTS - 4.5%
BorgWarner, Inc.	1,066	46,059
Gentex Corp.	1,404	46,290

		92,349
AUTOMOBILES - 1.7%
Thor Industries, Inc.	276	33,850

BANKS - 2.2%
Fifth Third Bancorp	267	11,344
M&T Bank Corp.	217	32,430

		43,774
CAPITAL MARKETS - 4.9%
Moelis & Co., Class A	931	57,588
Northern Trust Corp.	393	42,382

		99,970
CHEMICALS - 3.8%
Celanese Corp.	240	36,100
Corteva, Inc.	965	40,626

		76,726
CONSUMER FINANCE - 3.1%
Synchrony Financial	1,303	63,696

DIVERSIFIED CONSUMER SERVICES - 1.8%
H&R Block, Inc.	1,476	36,900

ELECTRIC UTILITIES - 2.2%
OGE Energy Corp.	1,358	44,749

ELECTRICAL EQUIPMENT - 2.6%
nVent Electric plc	1,616	52,232

ENERGY EQUIPMENT & SERVICES - 2.0%
NOV, Inc.*	3,125	40,964

ENTERTAINMENT - 2.9%
Electronic Arts, Inc.	249	35,491
Lions Gate Entertainment Corp., Class A*	558	7,911
Lions Gate Entertainment Corp., Class B*	1,182	15,362

		58,764
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.4%
Lamar Advertising Co., Class A	543	61,619
PS Business Parks, Inc.	141	22,141
Public Storage	92	27,205
STORE Capital Corp.	593	18,995

		129,960
FOOD & STAPLES RETAILING - 3.5%
Kroger Co. (The)	953	38,529
Sysco Corp.	410	32,160

		70,689
FOOD PRODUCTS - 2.4%
Tyson Foods, Inc., Class A	607	47,903

HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
DENTSPLY SIRONA, Inc.	851	49,384

HEALTH CARE PROVIDERS & SERVICES - 3.8%
AmerisourceBergen Corp.	320	38,282
Centene Corp.*	625	38,919

		77,201
HOTELS, RESTAURANTS & LEISURE - 8.2%
Expedia Group, Inc.*	440	72,059
Marriott International, Inc., Class A*	326	48,223
Vail Resorts, Inc.*	140	46,760

		167,042
INSURANCE - 6.9%
Arch Capital Group Ltd.*	1,295	49,447
Globe Life, Inc.	553	49,271
Progressive Corp. (The)	450	40,710

		139,428
INTERACTIVE MEDIA & SERVICES - 2.4%
IAC/InterActiveCorp*	280	36,456
Vimeo, Inc.*	409	12,026

		48,482
MACHINERY - 1.5%
Otis Worldwide Corp.	369	30,386

MARINE - 1.3%
Kirby Corp.*	530	25,440

MEDIA - 7.7%
Liberty Broadband Corp., Class C*	123	21,269
Liberty Media Corp-Liberty SiriusXM, Class A*	457	21,536
Liberty Media Corp-Liberty SiriusXM, Class C*	454	21,544
News Corp., Class A	2,270	53,405
Omnicom Group, Inc.	524	37,974

		155,728

68	Artisan Partners Funds

	Shares Held	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.9%
Jones Lang LaSalle, Inc.*	159	$39,509

ROAD & RAIL - 3.8%
AMERCO	120	77,371

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
Analog Devices, Inc.	479	80,203

SOFTWARE - 1.6%
Check Point Software Technologies Ltd.*(1)	280	31,659

SPECIALTY RETAIL - 3.2%
AutoNation, Inc.*	532	64,750

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.9%
NetApp, Inc.	441	39,599

TRADING COMPANIES & DISTRIBUTORS - 2.3%
Air Lease Corp.	1,166	45,881

Total common stocks (Cost $1,106,443)		2,007,444

SHORT-TERM INVESTMENTS - 1.3%

INVESTMENT COMPANIES - 1.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	8,770	8,770
Federated Treasury Obligations Fund - Institutional Class, 0.01%	8,513	8,513
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	8,513	8,513

Total short-term investments (Cost $25,796)		25,796

Total investments - 100.2% (Cost $1,132,239)		2,033,240

Other assets less liabilities - (0.2%)		(4,894)

Total net assets - 100.0%(2)		$2,028,346

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Check Point Software Technologies Ltd.	Israel	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$262,974	12.9%
Consumer Discretionary	394,891	19.4
Consumer Staples	118,592	5.8
Energy	40,964	2.0
Financials	346,868	17.1
Health Care	126,585	6.2
Industrials	274,165	13.5
Information Technology	151,461	7.5
Materials	76,726	3.8
Real Estate	169,469	8.3
Utilities	44,749	2.2
Short-Term Investments	25,796	1.3

Total investments	$2,033,240	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Analog Devices, Inc.	United States	3.9%
AMERCO	United States	3.8
Expedia Group, Inc.	United States	3.6
AutoNation, Inc.	United States	3.2
Synchrony Financial	United States	3.1
Lamar Advertising Co.	United States	3.0
Moelis & Co.	United States	2.8
News Corp.	United States	2.6
nVent Electric plc	United States	2.6
Arch Capital Group Ltd.	United States	2.4

Total		31.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

ARTISAN SELECT EQUITY FUND

Schedule of Investments – September 30, 2021

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 92.7%

AEROSPACE & DEFENSE - 1.8%
BAE Systems plc(1)(2)	59		$447

AIR FREIGHT & LOGISTICS - 1.4%
FedEx Corp.	2		347

AIRLINES - 2.1%
Southwest Airlines Co.*	10		506

AUTOMOBILES - 2.5%
Harley-Davidson, Inc.	17		607

BANKS - 4.8%
Citigroup, Inc.	17		1,193

CAPITAL MARKETS - 4.6%
Bank of New York Mellon Corp. (The)	22		1,127

CHEMICALS - 4.9%
Axalta Coating Systems Ltd.*	42		1,217

CONSTRUCTION MATERIALS - 4.7%
HeidelbergCement AG(1)(2)	15		1,154

CONSUMER FINANCE - 4.7%
American Express Co.	7		1,163

DIVERSIFIED FINANCIAL SERVICES - 5.4%
Berkshire Hathaway, Inc., Class B*	5		1,318

FOOD & STAPLES RETAILING - 0.9%
Sprouts Farmers Market, Inc.*	10		223

FOOD PRODUCTS - 3.6%
Danone SA(1)(2)	13		886

HEALTH CARE EQUIPMENT & SUPPLIES - 4.4%
DENTSPLY SIRONA, Inc.	19		1,076

HEALTH CARE PROVIDERS & SERVICES - 6.2%
Anthem, Inc.	4		1,521

HOTELS, RESTAURANTS & LEISURE - 8.9%
Booking Holdings, Inc.*	–	(3)	1,128
Expedia Group, Inc.*	7		1,074

			2,202
INSURANCE - 6.5%
Marsh & McLennan Cos., Inc.	5		749
Progressive Corp. (The)	10		859

			1,608
INTERACTIVE MEDIA & SERVICES - 11.9%
Alphabet, Inc., Class A*	1		1,521
Facebook, Inc., Class A*	4		1,408

			2,929
INTERNET & DIRECT MARKETING RETAIL - 3.8%
Alibaba Group Holding Ltd., ADR*(1)	6		925

SPECIALTY RETAIL - 4.9%
Advance Auto Parts, Inc.	6		1,196

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.7%
Samsung Electronics Co. Ltd.(1)(2)	19		1,158

Total common stocks (Cost $18,668)			22,803

SHORT-TERM INVESTMENTS - 7.6%

INVESTMENT COMPANIES - 7.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	637		637
Federated Treasury Obligations Fund - Institutional Class, 0.01%	619		619
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	619		619

Total short-term investments (Cost $1,875)			1,875

Total investments - 100.3% (Cost $20,543)			24,678

Other assets less liabilities - (0.3%)			(72)

Total net assets - 100.0%(4)			$24,606

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

70	Artisan Partners Funds

Security	Country	Trading Currency
Alibaba Group Holding Ltd.	China	U.S. dollar
BAE Systems plc	United Kingdom	British pound
Danone SA	France	Euro
HeidelbergCement AG	Germany	Euro
Samsung Electronics Co. Ltd.	South Korea	Korean won

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,645, or 14.8% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Amount rounds to less than one.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$2,929	11.9%
Consumer Discretionary	4,930	20.0
Consumer Staples	1,109	4.5
Financials	6,409	26.0
Health Care	2,597	10.5
Industrials	1,300	5.2
Information Technology	1,158	4.7
Materials	2,371	9.6
Short-Term Investments	1,875	7.6

Total investments	$24,678	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$447	1.8%
Euro	2,040	8.3
Korean won	1,158	4.7
U.S. dollar	21,033	85.2

Total investments	$24,678	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	6.2%
Anthem, Inc.	United States	6.2
Facebook, Inc.	United States	5.7
Berkshire Hathaway, Inc.	United States	5.4
Axalta Coating Systems Ltd.	United States	4.9
Advance Auto Parts, Inc.	United States	4.9
Citigroup, Inc.	United States	4.8
American Express Co.	United States	4.7
Samsung Electronics Co. Ltd.	South Korea	4.7
HeidelbergCement AG	Germany	4.7

Total		52.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Artisan Partners Funds	71

ARTISAN SMALL CAP FUND

Schedule of Investments – September 30, 2021

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.5%

AIRLINES - 0.3%
Wheels Up Experience, Inc.*(1)	1,032	$6,803
Wheels Up Experience, Inc.*(1)(2)	1,000	6,590

		13,393
BANKS - 0.7%
Silvergate Capital Corp., Class A*	245	28,322

BIOTECHNOLOGY - 18.1%
Acceleron Pharma, Inc.*	127	21,797
Argenx SE, ADR*(1)	367	110,921
Ascendis Pharma A/S, ADR*(1)	888	141,601
Denali Therapeutics, Inc.*	348	17,553
Halozyme Therapeutics, Inc.*	4,823	196,192
Invitae Corp.*	568	16,158
Iovance Biotherapeutics, Inc.*	1,816	44,785
Orchard Therapeutics plc, ADR*(1)	4,954	11,394
Veracyte, Inc.*	3,025	140,510
Y-mAbs Therapeutics, Inc.*	1,069	30,520

		731,431
BUILDING PRODUCTS - 2.1%
Advanced Drainage Systems, Inc.	487	52,671
Trex Co., Inc.*	270	27,470
View, Inc.*	1,197	6,488

		86,629
CAPITAL MARKETS - 1.2%
Morningstar, Inc.	189	49,011

CONSTRUCTION & ENGINEERING - 2.2%
Valmont Industries, Inc.	379	89,176

Diversified Consumer Services - 5.2%
2U, Inc.*	441	14,790
Bright Horizons Family Solutions, Inc.*	332	46,240
Chegg, Inc.*	2,185	148,645

		209,675
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Bandwidth, Inc., Class A*	219	19,814

ELECTRICAL EQUIPMENT - 1.3%
Array Technologies, Inc.*	1,050	19,440
Shoals Technologies Group, Inc., Class A*	1,126	31,382

		50,822
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.6%
Novanta, Inc.*	683	105,494

ENTERTAINMENT - 2.7%
Zynga, Inc., Class A*	14,198	106,914

FOOD & STAPLES RETAILING - 1.6%
Casey’s General Stores, Inc.	345	64,933

HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
Shockwave Medical, Inc.*	531	109,393
Vapotherm, Inc.*(3)	1,323	29,455

		138,848
HEALTH CARE PROVIDERS & SERVICES - 0.5%
Option Care Health, Inc.*	900	21,824

HEALTH CARE TECHNOLOGY - 1.0%
OptimizeRx Corp.*	473	40,471

HOTELS, RESTAURANTS & LEISURE - 3.8%
Papa John’s International, Inc.	548	69,577
Wingstop, Inc.	507	83,124

		152,701
HOUSEHOLD DURABLES - 0.6%
Installed Building Products, Inc.	70	7,466
Traeger, Inc.*	742	15,520

		22,986
INTERACTIVE MEDIA & SERVICES - 1.4%
Eventbrite, Inc., Class A*	1,293	24,445
Genius Sports Ltd.*(1)	1,710	31,918

		56,363
INTERNET & DIRECT MARKETING RETAIL - 1.2%
ThredUp, Inc., Class A*	2,303	49,941

IT SERVICES - 2.0%
BigCommerce Holdings, Inc., Series 1*	1,156	58,544
Evo Payments, Inc., Class A*	860	20,360

		78,904
LEISURE PRODUCTS - 1.6%
YETI Holdings, Inc.*	760	65,102

LIFE SCIENCES TOOLS & SERVICES - 4.6%
NeoGenomics, Inc.*	2,964	143,006
Repligen Corp.*	106	30,543
Seer, Inc.*	412	14,242

		187,791
MACHINERY - 3.5%
Colfax Corp.*	1,088	49,940
Ingersoll Rand, Inc.*	1,845	92,993

		142,933

72	Artisan Partners Funds

	Shares Held	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
Compass, Inc., Class A*	1,477	$19,586

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.5%
Ambarella, Inc.*	55	8,628
Cree, Inc.*	322	25,967
Lattice Semiconductor Corp.*	2,672	172,742
Monolithic Power Systems, Inc.	284	137,514

		344,851
SOFTWARE - 25.6%
Avalara, Inc.*	485	84,771
Bentley Systems, Inc., Class B	801	48,546
Blackline, Inc.*	1,411	166,592
BTRS Holdings, Inc.*	1,773	18,861
Freshworks, Inc., Class A*	459	19,616
Guidewire Software, Inc.*	810	96,326
HubSpot, Inc.*	259	175,034
JFrog Ltd.*(1)	950	31,815
LivePerson, Inc.*	2,040	120,265
Olo, Inc., Class A*	860	25,819
Paycor HCM, Inc.*	464	16,331
Q2 Holdings, Inc.*	1,322	105,963
Tyler Technologies, Inc.*	165	75,585
Workiva, Inc.*	367	51,698

		1,037,222
SPECIALTY RETAIL - 1.8%
Floor & Decor Holdings, Inc., Class A*	583	70,439

Total common stocks (Cost $2,539,797)		3,985,576

SHORT-TERM INVESTMENTS - 0.5%

INVESTMENT COMPANIES - 0.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	6,989	6,989
Federated Treasury Obligations Fund - Institutional Class, 0.01%	6,783	6,783
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	6,783	6,783

Total short-term investments (Cost $20,555)		20,555

Total investments - 99.0% (Cost $2,560,352)		4,006,131

Other assets less liabilities - 1.0%		41,924

Total net assets - 100.0%(4)		$4,048,055

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Genius Sports Ltd.	United Kingdom	U.S. dollar
JFrog Ltd.	Israel	U.S. dollar
Orchard Therapeutics plc	United Kingdom	U.S. dollar
Wheels Up Experience, Inc.	Singapore	U.S. dollar

(2)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Wheels Up Experience, Inc.	01/29/2021	$10,000	$6,590	0.2%

(3)	Affiliated company as defined under the Investment Company Act of 1940.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATION

ADR American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$183,091	4.6%
Consumer Discretionary	570,844	14.2
Consumer Staples	64,933	1.6
Financials	77,333	1.9
Health Care	1,120,365	28.0
Industrials	382,953	9.6
Information Technology	1,566,471	39.1
Real Estate	19,586	0.5
Short-Term Investments	20,555	0.5

Total investments	$4,006,131	100.0%

Artisan Partners Funds	73

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Halozyme Therapeutics, Inc.	United States	4.8%
HubSpot, Inc.	United States	4.3
Lattice Semiconductor Corp.	United States	4.3
Blackline, Inc.	United States	4.1
Chegg, Inc.	United States	3.7
NeoGenomics, Inc.	United States	3.5
Ascendis Pharma A/S	Denmark	3.5
Veracyte, Inc.	United States	3.5
Monolithic Power Systems, Inc.	United States	3.4
LivePerson, Inc.	United States	3.0

Total		38.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

74	Artisan Partners Funds

ARTISAN SUSTAINABLE EMERGING MARKETS FUND

Schedule of Investments – September 30, 2021

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.8%

ARGENTINA - 4.2%
Grupo Financiero Galicia SA, ADR	49	$491
MercadoLibre, Inc.*	2	2,534

		3,025
BRAZIL - 5.5%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA*	516	734
Focus Energia Holding Participacoes SA	351	898
GPS Participacoes e Empreendimentos SA*	146	449
Hidrovias do Brasil SA*	445	310
Itau Unibanco Holding SA (Preference)	158	842
Vale SA	55	765

		3,998
CHILE - 1.4%
Empresa Nacional de Telecomunicaciones SA	119	490
Vina Concha y Toro SA	312	496

		986
CHINA - 20.6%
Alibaba Group Holding Ltd.*(1)	193	3,590
Baidu, Inc., Class A*(1)	53	1,013
Baozun, Inc., ADR*	15	256
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	1,642	826
Estun Automation Co. Ltd., Class A(1)	331	1,112
Kingsoft Cloud Holdings Ltd., ADR*	16	464
NIO, Inc., ADR*	9	314
Noah Holdings Ltd., ADR*	23	842
Prosus NV*(1)	21	1,675
Sinopharm Group Co. Ltd., Class H(1)	219	569
Tongwei Co. Ltd., Class A(1)	78	611
Trip.com Group Ltd.*(1)	23	715
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A(1)	106	949
Zhuzhou CRRC Times Electric Co. Ltd., Class H*(1)	401	1,849

		14,785
EGYPT - 1.3%
Commercial International Bank Egypt SAE*(1)	346	940
GREECE - 2.6%
Alpha Services & Holdings SA*(1)	805	1,008
JUMBO SA(1)	52	847

		1,855
HONG KONG - 3.2%
AIA Group Ltd.(1)	102	1,177
China High Precision Automation Group Ltd.*(1)(2)	9,066	—
Sino Biopharmaceutical Ltd.(1)	1,398	1,165

		2,342
INDIA - 10.1%
Havells India Ltd.(1)	68	1,261
ICICI Bank Ltd.(1)	183	1,718
Kajaria Ceramics Ltd.(1)	109	1,745
Metropolis Healthcare Ltd.(1)	22	807
Reliance Industries Ltd.(1)	51	1,736

		7,267
INDONESIA - 1.5%
Bank Rakyat Indonesia Persero Tbk. PT(1)	2,600	691
Indofood CBP Sukses Makmur Tbk. PT(1)	657	383

		1,074
KAZAKHSTAN - 1.2%
Kaspi.KZ JSC, GDR(1)	8	853

MALAYSIA - 1.0%
Public Bank Bhd.(1)	743	721

MEXICO - 1.9%
Cemex SAB de CV*	826	597
Fomento Economico Mexicano SAB de CV	87	756

		1,353
PANAMA - 0.8%
Copa Holdings SA, Class A*	7	560

PERU - 0.8%
Credicorp Ltd.	5	582

RUSSIA - 9.2%
LUKOIL PJSC, ADR(1)	15	1,461
MMC Norilsk Nickel PJSC, ADR(1)	31	930
Ozon Holdings plc, ADR*	8	424
Polyus PJSC, GDR(1)	19	1,548
Sberbank of Russia PJSC(1)	307	1,433
Yandex NV, Class A*	10	793

		6,589

Artisan Partners Funds	75

	Shares Held	Value
SOUTH AFRICA - 2.1%
FirstRand Ltd.(1)	224	$948
Mr Price Group Ltd.(1)	42	558

		1,506
SOUTH KOREA - 11.3%
HYBE Co. Ltd.*(1)	4	990
Samsung Biologics Co. Ltd.*(1)	2	1,260
Samsung Electronics Co. Ltd.(1)	83	5,142
Shinhan Financial Group Co. Ltd.(1)	21	713

		8,105
TAIWAN - 17.3%
E Ink Holdings, Inc.(1)	783	2,049
MediaTek, Inc.(1)	54	1,734
Sea Ltd., ADR*	3	1,006
Sunny Friend Environmental Technology Co. Ltd.(1)	138	974
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	322	6,633

		12,396
THAILAND - 0.3%
Bangkok Bank PCL(1)	69	238

TURKEY - 0.5%
Turkiye Sinai Kalkinma Bankasi A/S(1)	2,579	348

Total common stocks (Cost $51,181)		69,523

SHORT-TERM INVESTMENTS - 4.0%

INVESTMENT COMPANIES - 4.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	970	970
Federated Treasury Obligations Fund - Institutional Class, 0.01%	941	941
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	941	941

Total short-term investments (Cost $2,852)		2,852

Total investments - 100.8% (Cost $54,033)		72,375

Other assets less liabilities - (0.8)%		(606)

Total net assets - 100.0%(3)		$71,769

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $54,920, or 76.5% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ABBREVIATIONS/DEFINITION
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percent of Total Investments
Consumer Goods	9,954	13.8%
Extractives & Minerals Processing	7,037	9.7
Financials	12,692	17.6
Food & Beverage	2,246	3.1
Health Care	4,627	6.4
Infrastructure	1,872	2.6
Renewable Resources & Alternative Energy	734	1.0
Resource Transformation	4,222	5.8
Services	1,439	2.0
Technology & Communications	23,516	32.5
Transportation	1,184	1.6
Short-Term Investments	2,852	3.9

Total investments	72,375	100.0%

76	Artisan Partners Funds

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$3,998	5.5%
Chilean peso	986	1.3
Chinese yuan renminbi offshore	2,672	3.7
Egyptian pound	940	1.3
Euro	3,530	4.9
Hong Kong dollar	10,904	15.1
Indian rupee	7,267	10.0
Indonesian rupiah	1,074	1.5
Korean won	8,105	11.2
Malaysian ringgit	721	1.0
Mexican peso	1,353	1.9
New Taiwan dollar	11,390	15.7
South African rand	1,506	2.1
Thai baht	238	0.3
Turkish lira	348	0.5
U.S. dollar	17,343	24.0

Total investments	$72,375	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	9.2%
Samsung Electronics Co. Ltd.	South Korea	7.2
Alibaba Group Holding Ltd.	China	5.0
MercadoLibre, Inc.	Argentina	3.5
E Ink Holdings, Inc.	Taiwan	2.9
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.6
Kajaria Ceramics Ltd.	India	2.4
Reliance Industries Ltd.	India	2.4
MediaTek, Inc.	Taiwan	2.4
ICICI Bank Ltd.	India	2.4

Total		40.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Artisan Partners Funds	77

ARTISAN VALUE FUND

Schedule of Investments – September 30, 2021

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.6%

AEROSPACE & DEFENSE - 8.0%
Airbus SE*(1)(2)	85	$11,157
Northrop Grumman Corp.	25	8,876
Raytheon Technologies Corp.	113	9,733

		29,766
AIR FREIGHT & LOGISTICS - 3.1%
FedEx Corp.	53	11,573

AUTO COMPONENTS - 1.6%
Cie Generale des Etablissements Michelin SCA(1)(2)	38	5,837

BIOTECHNOLOGY - 2.2%
Vertex Pharmaceuticals, Inc.*	45	8,126

CAPITAL MARKETS - 11.7%
Blackstone Group, Inc. (The)	78	9,115
CME Group, Inc.	40	7,694
Goldman Sachs Group, Inc. (The)	33	12,632
Morgan Stanley	142	13,841

		43,282
CHEMICALS - 1.4%
Celanese Corp.	34	5,057

COMMUNICATIONS EQUIPMENT - 2.6%
Cisco Systems, Inc.	179	9,754

CONSUMER FINANCE - 3.0%
Synchrony Financial	232	11,326

DIVERSIFIED FINANCIAL SERVICES - 2.5%
Berkshire Hathaway, Inc., Class B*	34	9,160

ENERGY EQUIPMENT & SERVICES - 2.2%
Schlumberger NV	278	8,242

ENTERTAINMENT - 2.0%
Electronic Arts, Inc.	53	7,506

HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
Koninklijke Philips NV(1)(2)	163	7,242
Medtronic plc	44	5,553

		12,795
HEALTH CARE PROVIDERS & SERVICES - 3.7%
Cigna Corp.	36	7,107
Fresenius Medical Care AG & Co. KGaA(1)(2)	96	6,749

		13,856
HOTELS, RESTAURANTS & LEISURE - 9.0%
Booking Holdings, Inc.*	6	13,358
Compass Group plc*(1)(2)	543	11,107
Marriott International, Inc., Class A*	62	9,124

		33,589
INSURANCE - 2.6%
Arch Capital Group Ltd.*	251	9,573

INTERACTIVE MEDIA & SERVICES - 8.6%
Alphabet, Inc., Class C*	9	23,982
Facebook, Inc., Class A*	23	7,837

		31,819
MACHINERY - 0.8%
Otis Worldwide Corp.	38	3,110

MEDIA - 5.4%
Comcast Corp., Class A	244	13,621
Discovery, Inc., Class C*	261	6,335

		19,956
OIL, GAS & CONSUMABLE FUELS - 2.8%
EOG Resources, Inc.	128	10,286

PHARMACEUTICALS - 4.1%
Merck & Co., Inc.	112	8,429
Sanofi(1)(2)	70	6,759

		15,188
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
NXP Semiconductors NV(1)	42	8,153

SPECIALTY RETAIL - 2.8%
AutoNation, Inc.*	85	10,302

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.8%
Samsung Electronics Co. Ltd. (Preference)(1)(2)	178	10,417

TOBACCO - 6.9%
Altria Group, Inc.	198	9,028
Philip Morris International, Inc.	110	10,457
Swedish Match AB(1)(2)	694	6,084

		25,569

78	Artisan Partners Funds

	Shares Held	Value
TRADING COMPANIES & DISTRIBUTORS - 2.2%
Air Lease Corp.	208	$8,172

Total common stocks (Cost $228,158)		362,414

SHORT-TERM INVESTMENTS - 2.2%

INVESTMENT COMPANIES - 2.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	2,735	2,735
Federated Treasury Obligations Fund - Institutional Class, 0.01%	2,654	2,654
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	2,655	2,655

Total short-term investments (Cost $8,044)		8,044

Total investments - 99.8% (Cost $236,202)		370,458

Other assets less liabilities - 0.2%		808

Total net assets - 100.0%(3)		$371,266

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
Cie Generale des Etablissements Michelin SCA	France	Euro
Compass Group plc	United Kingdom	British pound
Fresenius Medical Care AG & Co. KGaA	Germany	Euro
Koninklijke Philips NV	Netherlands	Euro
NXP Semiconductors NV	China	U.S. dollar
Samsung Electronics Co. Ltd.	South Korea	Korean won
Sanofi	France	Euro
Swedish Match AB	Sweden	Swedish krona

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $65,352, or 17.6% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Definition
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$59,281	16.0%
Consumer Discretionary	49,728	13.4
Consumer Staples	25,569	6.9
Energy	18,528	5.0
Financials	73,341	19.8
Health Care	49,965	13.5
Industrials	52,621	14.2
Information Technology	28,324	7.6
Materials	5,057	1.4
Short-Term Investments	8,044	2.2

Total investments	$370,458	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$11,107	3.0%
Euro	37,744	10.2
Korean won	10,417	2.8
Swedish krona	6,084	1.6
U.S. dollar	305,106	82.4

Total investments	$370,458	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	6.5%
Morgan Stanley	United States	3.7
Comcast Corp.	United States	3.7
Booking Holdings, Inc.	United States	3.6
Goldman Sachs Group, Inc. (The)	United States	3.4
FedEx Corp.	United States	3.1
Synchrony Financial	United States	3.0
Airbus SE	France	3.0
Compass Group plc	United Kingdom	3.0
Philip Morris International, Inc.	United States	2.8

Total		35.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	79

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Statements of Assets and Liabilities – September 30, 2021

Dollar values in thousands

	DEVELOPING WORLD	FOCUS		GLOBAL DISCOVERY	GLOBAL EQUITY
ASSETS:
Investments in securities, unaffiliated, at value	$8,641,527	$2,175,178		$338,846	$322,189
Short-term investments (investment companies), at value	26,820	86,276		15,874	1,855
Total investments	8,668,347	2,261,454		354,720	324,044
Cash	–	395		–	–
Foreign currency	32,700	–	(1)	111	117
Unrealized appreciation on foreign currency forward contracts	–	487		–	–
Receivable from investments sold	130,129	146,640		357	10,989
Receivable from fund shares sold	19,551	5,330		531	100
Dividends and interest receivable	239	1,041		112	394
Other assets	348	71		15	28
Total assets	8,851,314	2,415,418		355,846	335,672
LIABILITIES:
Written options, at value	–	3,576	(2)	–	–
Unrealized depreciation on foreign currency forward contracts	–	8		–	–
Payable for investments purchased	103,523	112,392		1,525	1,518
Payable for fund shares redeemed	19,206	389		2	16
Payable for operating expenses	1,362	424		133	208
Payable for management fees	716	189		31	25
Payable for deferred director’s compensation	317	65		14	27
Payable for foreign taxes on unrealized gains	–	–		–	140
Total liabilities	125,124	117,043		1,705	1,934
Total net assets	$8,726,190	$2,298,375		$354,141	$333,738
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$5,259,239	$1,689,295		$229,695	$226,435
Total distributable earnings	3,466,951	609,080		124,446	107,303
Total net assets	$8,726,190	$2,298,375		$354,141	$333,738
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$899,701	$340,450		$63,547	$151,122
Advisor Shares	$4,648,125	$1,219,909		$19,954	$14,273
Institutional Shares	$3,178,364	$738,016		$270,640	$168,343
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	35,209,367	15,263,951		2,754,842	6,179,172
Advisor Shares	180,367,642	54,560,310		864,090	583,487
Institutional Shares	122,711,908	32,946,141		11,690,797	6,809,361
Net asset value per share
Investor Shares	$25.55	$22.30		$23.07	$24.46
Advisor Shares	$25.77	$22.36		$23.09	$24.46
Institutional Shares	$25.90	$22.40		$23.15	$24.72
Cost of total investments	$5,612,680	$1,970,858		$256,055	$259,559
Cost of foreign currency held	$32,696	$–	(1)	$111	$116

(1) Amount rounds to less than $1
(2) Written options, premiums received $3,803

The accompanying notes are an integral part of the financial statements.

80	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2021 (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL
ASSETS:
Investments in securities, unaffiliated, at value	$5,416,982	$2,320,890	$6,842,991	$9,287,276
Short-term investments (investment companies), at value	326,533	142,816	593,356	340,325
Total investments	5,743,515	2,463,706	7,436,347	9,627,601
Cash	–	–	7,375	–
Due from broker	–	–	3,331	–
Foreign currency	3,839	3,434	–	14,360
Unrealized appreciation on foreign currency forward contracts	–	–	11	–
Receivable from investments sold	24,881	1,201	63,324	65,552
Receivable from fund shares sold	14,628	5,756	13,443	5,854
Dividends and interest receivable	3,373	5,174	77,211	25,585
Other assets	346	282	354	1,256
Total assets	5,790,582	2,479,553	7,601,396	9,740,208
LIABILITIES:
Unrealized depreciation on unfunded loan commitments	–	–	7	–
Dividends payable	–	–	4,747	–
Payable for investments purchased	48,214	1,201	512,132	71,609
Payable for fund shares redeemed	1,099	2,050	10,344	6,178
Payable for variation margin on futures contracts	–	–	183	–
Payable for operating expenses	1,017	398	1,178	2,438
Payable for management fees	414	204	390	749
Payable for deferred director’s compensation	325	271	332	1,212
Total liabilities	51,069	4,124	529,313	82,186
Total net assets	$5,739,513	$2,475,429	$7,072,083	$9,658,022
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$3,215,598	$1,722,175	$6,697,504	$5,710,703
Total distributable earnings	2,523,915	753,254	374,579	3,947,319
Total net assets	$5,739,513	$2,475,429	$7,072,083	$9,658,022
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,514,576	$287,469	$1,436,340	$3,019,360
Advisor Shares	$1,253,950	$324,013	$3,263,582	$1,718,258
Institutional Shares	$2,970,987	$1,863,947	$2,372,161	$4,920,404
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	38,746,100	13,318,003	139,727,984	82,359,343
Advisor Shares	31,824,320	15,021,764	317,689,316	46,976,421
Institutional Shares	74,477,893	86,170,172	230,946,532	133,338,605
Net asset value per share
Investor Shares	$39.09	$21.58	$10.28	$36.66
Advisor Shares	$39.40	$21.57	$10.27	$36.58
Institutional Shares	$39.89	$21.63	$10.27	$36.90
Cost of total investments	$3,788,904	$1,838,531	$7,156,150	$7,396,355
Cost of foreign currency held	$3,869	$3,450	$–	$14,342

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	81

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Statements of Assets and Liabilities – September 30, 2021 (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$5,520,720	$18,547,101	$7,219,138		$2,007,444
Investments in securities, affiliated, at value	526,309	867,017	–		–
Short-term investments (investment companies), at value	294,787	2,548,314	251,685		25,796
Total investments	6,341,816	21,962,432	7,470,823		2,033,240
Foreign currency	3,237	95,917	–	(1)	–
Unrealized appreciation on foreign currency forward contracts	–	5,810	–		–
Security lending income receivable	–	23,144	–		–
Receivable from investments sold	23,320	205,828	1,298		–
Receivable from fund shares sold	21,610	46,008	6,435		1,323
Dividends and interest receivable	8,697	11,635	82		2,068
Other assets	180	1,476	667		271
Total assets	6,398,860	22,352,250	7,479,305		2,036,902
LIABILITIES:
Payable for investments purchased	39,140	182,220	21,308		–
Payable for fund shares redeemed	70,112	5,392	36,328		7,424
Payable for operating expenses	847	2,950	1,434		646
Payable for management fees	532	1,701	579		162
Payable for deferred director’s compensation	162	1,405	636		324
Payable for foreign taxes on unrealized gains	2,211	52,754	–		–
Total liabilities	113,004	246,422	60,285		8,556
Total net assets	$6,285,856	$22,105,828	$7,419,020		$2,028,346
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$4,625,457	$16,252,817	$3,130,178		$881,282
Total distributable earnings	1,660,399	5,853,011	4,288,842		1,147,064
Total net assets	$6,285,856	$22,105,828	$7,419,020		$2,028,346
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$531,882	$2,728,996	$2,495,355		$693,149
Advisor Shares	$1,856,538	$6,072,617	$923,543		$551,822
Institutional Shares	$3,897,436	$13,304,215	$4,000,122		$783,375
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	25,103,002	61,339,763	46,832,737		29,980,286
Advisor Shares	87,450,786	136,594,208	17,067,868		23,922,475
Institutional Shares	181,548,652	297,726,480	64,654,413		33,921,269
Net asset value per share
Investor Shares	$21.19	$44.49	$53.28		$23.12
Advisor Shares	$21.23	$44.46	$54.11		$23.07
Institutional Shares	$21.47	$44.69	$61.87		$23.09
Cost of total investments excluding affiliated issuers	$4,371,980	$17,395,687	$4,177,997		$1,132,239
Cost of securities of affiliated issuers held	$457,473	$341,573	$–		$–
Cost of foreign currency held	$3,237	$96,008	$–	(1)	$–

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

82	Artisan Partners Funds

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Statements of Assets and Liabilities – September 30, 2021 (Continued)

Dollar values in thousands

	SELECT EQUITY		SMALL CAP	SUSTAINABLE EMERGING MARKETS	VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$22,803		$3,956,121	$69,523	$362,414
Investments in securities, affiliated, at value	–		29,455	–	–
Short-term investments (investment companies), at value	1,875		20,555	2,852	8,044
Total investments	24,678		4,006,131	72,375	370,458
Cash	–		–	1	–
Foreign currency	–	(1)	–	89	–	(1)
Receivable from investments sold	61		62,669	–	–
Receivable from fund shares sold	–		3,391	100	578
Dividends and interest receivable	11		341	58	583
Other assets	4		213	17	16
Total assets	24,754		4,072,745	72,640	371,635
LIABILITIES:
Payable for investments purchased	61		21,153	202	–
Payable for fund shares redeemed	–		2,132	3	119
Payable for operating expenses	81		890	145	173
Payable for management fees	1		316	7	24
Payable for deferred director’s compensation	5		199	17	53
Payable for foreign taxes on unrealized gains	–		–	497	–
Total liabilities	148		24,690	871	369
Total net assets	$24,606		$4,048,055	$71,769	$371,266
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$19,535		$2,264,238	$188,000	$198,713
Total distributable earnings (loss)	5,071		1,783,817	(116,231)	172,553
Total net assets	$24,606		$4,048,055	$71,769	$371,266
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$2,919		$1,089,099	$61,975	$108,551
Advisor Shares	$1,784		$1,325,015		$99,646
Institutional Shares	$19,903		$1,633,941	$9,794	$163,069
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	216,651		21,633,213	3,219,157	6,668,603
Advisor Shares	132,176		26,132,394		6,146,537
Institutional Shares	1,481,226		31,579,555	500,847	10,042,114
Net asset value per share
Investor Shares	$13.48		$50.34	$19.25	$16.28
Advisor Shares	$13.49		$50.70		$16.21
Institutional Shares	$13.44		$51.74	$19.55	$16.24
Cost of total investments excluding affiliated issuers	$20,543		$2,522,045	$54,033	$236,202
Cost of securities of affiliated issuers held	$–		$38,307	$–	$–
Cost of foreign currency held	$–	(1)	$–	$89	$–	(1)

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	83

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Statements of Operations – For the Year Ended September 30, 2021

Dollar values in thousands

	DEVELOPING WORLD	FOCUS	GLOBAL DISCOVERY	GLOBAL EQUITY
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$15,042	$14,660	$1,287	$2,555
Total investment income	15,042	14,660	1,287	2,555
EXPENSES:
Management fees	84,970	19,550	2,818	2,879
Transfer agent fees
Investor Shares	2,057	760	179	365
Advisor Shares	4,164	1,019	52	43
Institutional Shares	42	30	29	29
Shareholder Communications
Investor Shares	51	25	10	15
Advisor Shares	237	31	3	14
Institutional Shares	26	7	8	8
Custodian fees	416	49	40	103
Accounting fees	77	72	77	77
Professional fees	272	147	77	105
Registration fees
Investor Shares	50	22	16	16
Advisor Shares	139	36	16	36
Institutional Shares	32	19	26	36
Director’s fees	232	53	8	9
Other operating expenses	208	56	26	22
Total operating expenses	92,973	21,876	3,385	3,757
Less amounts waived or paid by the Adviser	–	–	(20)	(55)
Net expenses	92,973	21,876	3,365	3,702
Net investment (loss)	(77,931)	(7,216)	(2,078)	(1,147)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	757,078	432,160	31,521	54,538
Foreign currency forward contracts	–	2,000	–	–
Foreign currency related transactions	3,120	(300)	(8)	(17)
Written options	–	(32,598)	–	–
Total realized gain	760,198	401,262	31,513	54,521
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	341,566	8,541	34,557	(1,162)
Foreign currency forward contracts	–	(515)	–	–
Foreign currency related transactions	(3,194)	– (1)	(3)	(89)
Written options	–	4,698	–	–
Total increase (decrease) in unrealized appreciation or depreciation	338,372	12,724	34,554	(1,251)
Net gain on investments and foreign currency related transactions	1,098,570	413,986	66,067	53,270
Net increase in net assets resulting from operations	$1,020,639	$406,770	$63,989	$52,123

(1) Amount rounds to less than $1
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,240	$115	$98	$267
(3) Net of increase in foreign taxes on unrealized gains	–	–	–	30

The accompanying notes are an integral part of the financial statements.

84	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2021 (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$42,347	$47,506	$40	$178,455
Income from non-cash dividends	4,296	–	–	–
Interest	–	–	388,764	9,645
Total investment income	46,643	47,506	388,804	188,100
EXPENSES:
Management fees	46,935	23,071	41,383	93,071
Transfer agent fees
Investor Shares	3,509	626	3,658	7,363
Advisor Shares	1,094	253	2,670	1,607
Institutional Shares	37	33	48	49
Shareholder Communications
Investor Shares	79	26	51	148
Advisor Shares	43	15	195	56
Institutional Shares	15	19	47	85
Custodian fees	300	85	67	841
Accounting fees	77	77	205	77
Professional fees	245	157	241	360
Registration fees
Investor Shares	39	19	43	32
Advisor Shares	34	19	92	32
Institutional Shares	31	25	59	93
Director’s fees	160	69	164	322
Other operating expenses	157	90	164	315
Total operating expenses	52,755	24,584	49,087	104,451
Net investment income (loss)	(6,112)	22,922	339,717	83,649
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	641,893	222,175	204,321	1,941,342
Foreign currency forward contracts	–	(3,193)	3	–
Foreign currency related transactions	(798)	122	110	(1,274)
Futures contracts	–	–	5,070	–
Total realized gain	641,095	219,104	209,504	1,940,068
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	311,786	390,320	184,555	(579,432)
Foreign currency forward contracts	–	2,416	(131)	–
Foreign currency related transactions	(63)	(189)	(5)	(3,031)
Futures contracts	–	–	4,510	–
Unfunded loan commitments	–	–	(7)	–
Total increase (decrease) in unrealized appreciation or depreciation	311,723	392,547	188,922	(582,463)
Net gain on investments and foreign currency related transactions	952,818	611,651	398,426	1,357,605
Net increase in net assets resulting from operations	$946,706	$634,573	$738,143	$1,441,254

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,935	$3,167	$–	$15,971

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	85

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2021 (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$47,055	$389,978	$14,611	$35,744
Dividends, from affiliated issuers	2,142	–	–	–
Income from non-cash dividends from unaffiliated issuers	–	278,591	–	–
Interest	–	4,124	–	–
Income from securities lending	–	23,144	–	–
Total investment income	49,197	695,837	14,611	35,744
EXPENSES:
Management fees	56,149	175,707	70,239	19,221
Transfer agent fees
Investor Shares	1,198	6,012	5,608	1,498
Advisor Shares	1,617	4,067	757	347
Institutional Shares	41	55	53	33
Shareholder Communications
Investor Shares	48	80	69	57
Advisor Shares	72	348	58	110
Institutional Shares	390	291	94	63
Custodian fees	661	1,662	107	22
Accounting fees	77	77	57	57
Professional fees	281	548	181	64
Registration fees
Investor Shares	43	30	42	24
Advisor Shares	43	228	48	21
Institutional Shares	144	117	54	23
Director’s fees	141	492	228	61
Other operating expenses	608	468	201	67
Total operating expenses	61,513	190,182	77,796	21,668
Net investment income (loss)	(12,316)	505,655	(63,185)	14,076
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(2)	141,847	1,828,500	1,502,334	280,087
Investments, from affiliated issuers	83,170	7,423	–	–
Foreign currency forward contracts	–	(63,027)	–	–
Foreign currency related transactions	249	(2,501)	35	–
Total realized gain	225,266	1,770,395	1,502,369	280,087
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	687,694	2,526,055	502,468	418,731
Investments, from affiliated issuers	91,612	159,408	–	–
Foreign currency forward contracts	–	39,364	–	–
Foreign currency related transactions	(82)	(843)	(1)	–
Total increase in unrealized appreciation or depreciation	779,224	2,723,984	502,467	418,731
Net gain on investments and foreign currency related transactions	1,004,490	4,494,379	2,004,836	698,818
Net increase in net assets resulting from operations	$992,174	$5,000,034	$1,941,651	$712,894

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$4,186	$83,251	$–	$–
(2) Net of foreign taxes on realized gains	–	(18)	–	–
(3) Net of increase in foreign taxes on unrealized gains	2,211	51,074	–	–

The accompanying notes are an integral part of the financial statements.

86	Artisan Partners Funds

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Statements of Operations – For the Year Ended September 30, 2021 (Continued)

Dollar values in thousands

	SELECT EQUITY	SMALL CAP	SUSTAINABLE EMERGING MARKETS	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$253	$5,070	$1,185	$5,923
Total investment income	253	5,070	1,185	5,923
EXPENSES:
Management fees	151	37,506	692	2,544
Transfer agent fees
Investor Shares	44	2,655	173	222
Advisor Shares	27	1,238		122
Institutional Shares	26	37	29	31
Shareholder Communications
Investor Shares	11	60	33	15
Advisor Shares	8	133		20
Institutional Shares	11	43	6	16
Custodian fees	9	54	27	12
Accounting fees	58	57	77	57
Professional fees	30	134	147	71
Registration fees
Investor Shares	10	49	15	21
Advisor Shares	10	84		19
Institutional Shares	10	29	15	21
Director’s fees	3	107	6	10
Other operating expenses	8	101	7	22
Total operating expenses	416	42,287	1,227	3,203
Less amounts waived or paid by the Adviser	(189)	–	(307)	(68)
Net expenses	227	42,287	920	3,135
Net investment income (loss)	26	(37,217)	265	2,788
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(2)	1,323	450,902	2,303	42,350
Investments, from affiliated issuers	–	(718)	–	–
Foreign currency related transactions	(1)	–	(5)	(16)
Total realized gain	1,322	450,184	2,298	42,334
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	3,092	328,802	7,333	66,645
Investments, from affiliated issuers	–	(8,310)	–	–
Foreign currency related transactions	– (4)	–	(7)	(2)
Total increase in unrealized appreciation or depreciation	3,092	320,492	7,326	66,643
Net gain on investments and foreign currency related transactions	4,414	770,676	9,624	108,977
Net increase in net assets resulting from operations	$4,440	$733,459	$9,889	$111,765

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$13	$–	$170	$185
(2) Net of foreign taxes on realized gains	–	–	44	–
(3) Net of increase in foreign taxes on unrealized gains	–	–	289	–
(4) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	87

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		FOCUS
	Year Ended 9/30/2021	Year Ended 9/30/2020	Year Ended 9/30/2021	Year Ended 9/30/2020
OPERATIONS:
Net investment loss	$(77,931)	$(32,341)	$(7,216)	$(2,692)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	757,078	300,242	432,160	7,059
Foreign currency forward contracts	–	–	2,000	(6,344)
Foreign currency related transactions	3,120	(2,668)	(300)	(43)
Written options	–	–	(32,598)	14,253
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	341,566	2,168,867	8,541	236,643
Foreign currency forward contracts	–	–	(515)	446
Foreign currency related transactions	(3,194)	4,241	– (1)	– (1)
Written options	–	–	4,698	(4,471)
Net increase in net assets resulting from operations	1,020,639	2,438,341	406,770	244,851
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(29,722)	–	(9,433)	(6,980)
Advisor Shares	(174,796)	–	(28,018)	(21,727)
Institutional Shares	(119,146)	(56)	(15,917)	–
Total distributions to shareholders	(323,664)	(56)	(53,368)	(28,707)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	1,396,872	1,532,283	508,908	528,442
Total increase in net assets	2,093,847	3,970,568	862,310	744,586
Net assets, beginning of year	6,632,343	2,661,775	1,436,065	691,479
Net assets, end of year	$8,726,190	$6,632,343	$2,298,375	$1,436,065

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

88	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY		GLOBAL EQUITY
	Year Ended 9/30/2021	Year Ended 9/30/2020	Year Ended 9/30/2021	Year Ended 9/30/2020
OPERATIONS:
Net investment loss	$(2,078)	$(1,202)	$(1,147)	$(474)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	31,521	5,224	54,538	43,064
Foreign currency related transactions	(8)	(5)	(17)	(129)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	34,557	48,523	(1,162)	8,699
Foreign currency related transactions	(3)	4	(89)	151
Net increase in net assets resulting from operations	63,989	52,544	52,123	51,311
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(1,150)	–	(16,265)	(10,288)
Advisor Shares	(419)	–	(1,575)	–
Institutional Shares	(3,295)	–	(13,513)	(11,682)
Total distributions to shareholders	(4,864)	–	(31,353)	(21,970)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	84,571	50,578	56,071	(27,399)
Total increase in net assets	143,696	103,122	76,841	1,942
Net assets, beginning of year	210,445	107,323	256,897	254,955
Net assets, end of year	$354,141	$210,445	$333,738	$256,897

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	89

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES		GLOBAL VALUE
	Year Ended 9/30/2021	Year Ended 9/30/2020	Year Ended 9/30/2021	Year Ended 9/30/2020
OPERATIONS:
Net investment income (loss)	$(6,112)	$(3,040)	$22,922	$15,456
Net realized gain (loss) on:
Investments, from unaffiliated issuers	641,893	360,424	222,175	25,411
Foreign currency forward contracts	–	–	(3,193)	2,072
Foreign currency related transactions	(798)	(354)	122	90
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	311,786	906,778	390,320	(227,831)
Foreign currency forward contracts	–	–	2,416	(5,050)
Foreign currency related transactions	(63)	50	(189)	287
Net increase (decrease) in net assets resulting from operations	946,706	1,263,858	634,573	(189,565)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(93,589)	(74,481)	(147)	(6,704)
Advisor Shares	(67,331)	(43,758)	(256)	(9,262)
Institutional Shares	(162,441)	(123,621)	(3,054)	(32,160)
Total distributions to shareholders	(323,361)	(241,860)	(3,457)	(48,126)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	333,575	365,644	20,553	(1,014,427)
Total increase (decrease) in net assets	956,920	1,387,642	651,669	(1,252,118)
Net assets, beginning of year	4,782,593	3,394,951	1,823,760	3,075,878
Net assets, end of year	$5,739,513	$4,782,593	$2,475,429	$1,823,760

The accompanying notes are an integral part of the financial statements.

90	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	HIGH INCOME		INTERNATIONAL
	Year Ended 9/30/2021	Year Ended 9/30/2020	Year Ended 9/30/2021	Year Ended 9/30/2020
OPERATIONS:
Net investment income	$339,717	$258,173	$83,649	$43,500
Net realized gain (loss) on:
Investments, from unaffiliated issuers	204,321	(26,236)	1,941,342	411,903
Foreign currency forward contracts	3	(302)	–	–
Foreign currency related transactions	110	(69)	(1,274)	(4,388)
Futures contracts	5,070	(22,172)	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	184,555	81,150	(579,432)	137,349
Foreign currency forward contracts	(131)	142	–	–
Foreign currency related transactions	(5)	4	(3,031)	5,532
Futures contracts	4,510	(2,659)	–	–
Unfunded loan commitments	(7)	10	–	–
Net increase in net assets resulting from operations	738,143	288,041	1,441,254	593,896
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(75,911)	(54,034)	(104,497)	(205,368)
Advisor Shares	(158,181)	(134,063)	(63,660)	(115,091)
Institutional Shares	(100,079)	(68,979)	(168,146)	(245,714)
Total distributions to shareholders	(334,171)	(257,076)	(336,303)	(566,173)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	1,851,345	997,489	(1,107,669)	(926,091)
Total increase (decrease) in net assets	2,255,317	1,028,454	(2,718)	(898,368)
Net assets, beginning of year	4,816,766	3,788,312	9,660,740	10,559,108
Net assets, end of year	$7,072,083	$4,816,766	$9,658,022	$9,660,740

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	91

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID		INTERNATIONAL VALUE
	Year Ended 9/30/2021	Year Ended 9/30/2020	Year Ended 9/30/2021	Year Ended 9/30/2020
OPERATIONS:
Net investment income (loss)	$(12,316)	$28,533	$505,655	$107,187
Net realized gain (loss) on:
Investments, from unaffiliated issuers	141,847	(30,545)	1,828,500	(142,784)
Investments, from affiliated issuers	83,170	4,119	7,423	–
Foreign currency forward contracts	–	–	(63,027)	19,737
Foreign currency related transactions	249	(1,911)	(2,501)	495
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	687,694	622,948	2,526,055	(380,411)
Investments, from affiliated issuers	91,612	10,893	159,408	–
Foreign currency forward contracts	–	–	39,364	(51,830)
Foreign currency related transactions	(82)	134	(843)	1,975
Net increase (decrease) in net assets resulting from operations	992,174	634,171	5,000,034	(445,631)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(2,495)	(343)	(20,240)	(81,523)
Advisor Shares	(9,783)	(1,296)	(36,329)	(136,062)
Institutional Shares	(19,767)	(1,966)	(96,592)	(226,033)
Total distributions to shareholders	(32,045)	(3,605)	(153,161)	(443,618)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	1,865,301	1,608,852	3,685,045	195,049
Total increase (decrease) in net assets	2,825,430	2,239,418	8,531,918	(694,200)
Net assets, beginning of year	3,460,426	1,221,008	13,573,910	14,268,110
Net assets, end of year	$6,285,856	$3,460,426	$22,105,828	$13,573,910

The accompanying notes are an integral part of the financial statements.

92	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP		MID CAP VALUE
	Year Ended 9/30/2021	Year Ended 9/30/2020	Year Ended 9/30/2021	Year Ended 9/30/2020
OPERATIONS:
Net investment income (loss)	$(63,185)	$(36,526)	$14,076	$18,887
Net realized gain (loss) on:
Investments, from unaffiliated issuers	1,502,334	844,620	280,087	45,143
Foreign currency related transactions	35	(4)	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	502,468	1,333,217	418,731	(197,454)
Foreign currency related transactions	(1)	4	–	–
Net increase (decrease) in net assets resulting from operations	1,941,651	2,141,311	712,894	(133,424)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(315,691)	(191,072)	(11,628)	(80,183)
Advisor Shares	(102,605)	(51,336)	(11,843)	(62,696)
Institutional Shares	(523,547)	(326,991)	(14,906)	(78,963)
Total distributions to shareholders	(941,843)	(569,399)	(38,377)	(221,842)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(370,460)	159,288	(324,932)	(235,550)
Total increase (decrease) in net assets	629,348	1,731,200	349,585	(590,816)
Net assets, beginning of year	6,789,672	5,058,472	1,678,761	2,269,577
Net assets, end of year	$7,419,020	$6,789,672	$2,028,346	$1,678,761

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	93

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SELECT EQUITY		SMALL CAP
	Year Ended 9/30/2021	Period Ended 9/30/2020(1)	Year Ended 9/30/2021	Year Ended 9/30/2020
OPERATIONS:
Net investment income (loss)	$26	$13	$(37,217)	$(20,921)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	1,323	(402)	450,902	219,364
Investments, from affiliated issuers	–	–	(718)	–
Foreign currency related transactions	(1)	(8)	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	3,092	1,043	328,802	586,046
Investments, from affiliated issuers	–	–	(8,310)	–
Foreign currency related transactions	– (2)	– (2)	–	–
Net increase in net assets resulting from operations	4,440	646	733,459	784,489
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	–	–	(58,000)	(47,579)
Advisor Shares	–	–	(63,020)	(47,497)
Institutional Shares	(67)	–	(72,018)	(50,532)
Total distributions to shareholders	(67)	–	(193,038)	(145,608)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	7,206	12,381	505,642	526,143
Total increase in net assets	11,579	13,027	1,046,063	1,165,024
Net assets, beginning of year	13,027	–	3,001,992	1,836,968
Net assets, end of year	$24,606	$13,027	$4,048,055	$3,001,992

(1)	For the period from commencement of operations (February 28, 2020) through September 30, 2020.
(2)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

94	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SUSTAINABLE EMERGING MARKETS		VALUE
	Year Ended 9/30/2021	Year Ended 9/30/2020	Year Ended 9/30/2021	Year Ended 9/30/2020
OPERATIONS:
Net investment income	$265	$828	$2,788	$3,361
Net realized gain (loss) on:
Investments, from unaffiliated issuers	2,303	(931)	42,350	33,844
Foreign currency related transactions	(5)	(17)	(16)	3
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	7,333	4,696	66,645	(39,735)
Foreign currency related transactions	(7)	17	(2)	– (1)
Net increase (decrease) in net assets resulting from operations	9,889	4,593	111,765	(2,527)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(900)	(815)	(6,500)	(6,095)
Advisor Shares			(7,059)	(4,595)
Institutional Shares	(92)	(72)	(10,777)	(7,269)
Total distributions to shareholders	(992)	(887)	(24,336)	(17,959)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	9,636	(2,502)	(2,355)	(101,620)
Total increase (decrease) in net assets	18,533	1,204	85,074	(122,106)
Net assets, beginning of year	53,236	52,032	286,192	408,298
Net assets, end of year	$71,769	$53,236	$371,266	$286,192

(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	95

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
9/30/2021	$22.98	(0.29)	3.97	3.68	—	(1.11)	(1.11)	$25.55
9/30/2020	$13.44	(0.17)	9.71	9.54	—	—	—	$22.98
9/30/2019	$11.17	(0.07)	2.34	2.27	— (5)	—	— (5)	$13.44
9/30/2018	$12.83	— (5)	(1.23)	(1.23)	(0.02)	(0.41)	(0.43)	$11.17
9/30/2017	$10.51	0.03	2.34	2.37	(0.01)	(0.04)	(0.05)	$12.83
Advisor Shares
9/30/2021	$23.13	(0.24)	3.99	3.75	—	(1.11)	(1.11)	$25.77
9/30/2020	$13.51	(0.14)	9.76	9.62	—	—	—	$23.13
9/30/2019	$11.21	(0.03)	2.34	2.31	(0.01)	—	(0.01)	$13.51
9/30/2018	$12.87	0.03	(1.25)	(1.22)	(0.03)	(0.41)	(0.44)	$11.21
9/30/2017	$10.54	0.05	2.35	2.40	(0.03)	(0.04)	(0.07)	$12.87
Institutional Shares
9/30/2021	$23.22	(0.22)	4.01	3.79	—	(1.11)	(1.11)	$25.90
9/30/2020	$13.55	(0.13)	9.80	9.67	— (5)	—	— (5)	$23.22
9/30/2019	$11.23	(0.02)	2.34	2.32	— (5)	—	— (5)	$13.55
9/30/2018	$12.89	0.04	(1.25)	(1.21)	(0.04)	(0.41)	(0.45)	$11.23
9/30/2017	$10.56	0.06	2.34	2.40	(0.03)	(0.04)	(0.07)	$12.89
FOCUS FUND
Investor Shares
9/30/2021	$18.34	(0.11)	4.73	4.62	—	(0.66)	(0.66)	$22.30
9/30/2020	$15.63	(0.06)	3.35	3.29	(0.04)	(0.54)	(0.58)	$18.34
9/30/2019	$14.39	(0.01)	1.70	1.69	— (5)	(0.45)	(0.45)	$15.63
9/30/2018	$11.79	(0.04)	3.82	3.78	—	(1.18)	(1.18)	$14.39
9/30/2017(7)	$10.00	(0.02)	1.81	1.79	—	—	—	$11.79
Advisor Shares
9/30/2021	$18.36	(0.08)	4.74	4.66	—	(0.66)	(0.66)	$22.36
9/30/2020	$15.66	(0.04)	3.35	3.31	(0.07)	(0.54)	(0.61)	$18.36
9/30/2019	$14.39	0.01	1.71	1.72	—	(0.45)	(0.45)	$15.66
9/30/2018(8)	$13.82	— (5)	0.57	0.57	—	—	—	$14.39
Institutional Shares
9/30/2021	$18.37	(0.06)	4.75	4.69	—	(0.66)	(0.66)	$22.40
9/30/2020(9)	$16.37	(0.01)	2.01	2.00	—	—	—	$18.37

The accompanying notes are an integral part of the financial statements.

96	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(16)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
9/30/2021	16.15%	$899,701	1.26%		n/a		(1.09)%	126.20%
9/30/2020	71.06%	$643,044	1.28%		n/a		(0.96)%	138.63%
9/30/2019	20.33%	$255,336	1.35%		n/a		(0.56)%	159.86%
9/30/2018	(9.99)%	$477,908	1.36%		n/a		(0.02)%	121.12%
9/30/2017	22.70%	$520,406	1.40%		n/a		0.26%	45.04%
Advisor Shares
9/30/2021	16.35%	$4,648,125	1.09%		n/a		(0.92)%	126.20%
9/30/2020	71.28%	$3,513,504	1.13%		n/a		(0.81)%	138.63%
9/30/2019	20.59%	$1,585,519	1.18%		n/a		(0.23)%	159.86%
9/30/2018	(9.87)%	$1,031,825	1.18%		n/a		0.22%	121.12%
9/30/2017	22.94%	$763,998	1.21%		n/a		0.47%	45.04%
Institutional Shares
9/30/2021	16.46%	$3,178,364	1.00%		n/a		(0.83)%	126.20%
9/30/2020	71.45%	$2,475,795	1.04%		n/a		(0.72)%	138.63%
9/30/2019	20.71%	$820,920	1.08%		n/a		(0.15)%	159.86%
9/30/2018	(9.80)%	$681,242	1.08%		n/a		0.29%	121.12%
9/30/2017	22.99%	$684,168	1.12%		n/a		0.50%	45.04%
FOCUS FUND
Investor Shares
9/30/2021	25.70%	$340,450	1.25%		n/a		(0.52)%	316.74%
9/30/2020	21.76%	$262,246	1.30%		n/a		(0.39)%	285.25%
9/30/2019	12.35%	$170,186	1.37%		n/a		(0.07)%	368.38%
9/30/2018	34.31%	$79,673	1.51	%(6)	1.70	%(6)	(0.27)%	355.37%
9/30/2017(7)	18.00%	$15,293	1.52	%(6)	2.70	%(6)	(0.49)%	170.19%
Advisor Shares
9/30/2021	25.84%	$1,219,909	1.10%		n/a		(0.36)%	316.74%
9/30/2020	21.98%	$735,871	1.13%		n/a		(0.26)%	285.25%
9/30/2019	12.49%	$521,293	1.17%		n/a		0.04%	368.38%
9/30/2018(8)	4.12%	$38,135	1.40	%(6)	2.74	%(6)	0.16%	355.37%
Institutional Shares
9/30/2021	25.93%	$738,016	1.01%		n/a		(0.27)%	316.74%
9/30/2020(9)	12.28%	$437,948	1.04%		n/a		(0.14)%	285.25%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	97

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL DISCOVERY FUND
Investor Shares
9/30/2021	$18.40	(0.20)	5.27	5.07	—	(0.40)	(0.40)	$23.07
9/30/2020	$13.39	(0.13)	5.14	5.01	—	—	—	$18.40
9/30/2019	$12.40	(0.08)	1.07	0.99	—	—	—	$13.39
9/30/2018	$10.32	(0.09)	2.23	2.14	— (5)	(0.06)	(0.06)	$12.40
9/30/2017(10)	$10.00	(0.01)	0.33	0.32	—	—	—	$10.32
Advisor Shares
9/30/2021	$18.41	(0.19)	5.27	5.08	—	(0.40)	(0.40)	$23.09
9/30/2020(9)	$14.96	(0.08)	3.53	3.45	—	—	—	$18.41
Institutional Shares
9/30/2021	$18.41	(0.14)	5.28	5.14	—	(0.40)	(0.40)	$23.15
9/30/2020(9)	$14.96	(0.07)	3.52	3.45	—	—	—	$18.41
GLOBAL EQUITY FUND
Investor Shares
9/30/2021	$23.03	(0.11)	4.33	4.22	—	(2.79)	(2.79)	$24.46
9/30/2020	$20.60	(0.05)	4.26	4.21	—	(1.78)	(1.78)	$23.03
9/30/2019	$22.66	(0.02)	1.02	1.00	(0.03)	(3.03)	(3.06)	$20.60
9/30/2018	$19.60	0.03	3.17	3.20	—	(0.14)	(0.14)	$22.66
9/30/2017	$16.54	(0.03)	3.09	3.06	—	—	—	$19.60
Advisor Shares
9/30/2021	$23.04	(0.11)	4.32	4.21	—	(2.79)	(2.79)	$24.46
9/30/2020(11)	$22.81	(0.02)	0.25	0.23	—	—	—	$23.04
Institutional Shares
9/30/2021	$23.21	(0.06)	4.36	4.30	—	(2.79)	(2.79)	$24.72
9/30/2020	$20.71	(0.03)	4.32	4.29	(0.01)	(1.78)	(1.79)	$23.21
9/30/2019	$22.80	0.02	1.01	1.03	(0.09)	(3.03)	(3.12)	$20.71
9/30/2018	$19.66	0.10	3.18	3.28	—	(0.14)	(0.14)	$22.80
9/30/2017	$16.58	0.01	3.10	3.11	(0.03)	—	(0.03)	$19.66

The accompanying notes are an integral part of the financial statements.

98	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(16)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL DISCOVERY FUND
Investor Shares
9/30/2021	27.93%	$63,547	1.38%	n/a	(0.96)%	47.02%
9/30/2020	37.42%	$106,480	1.35%	n/a	(0.89)%	40.44%
9/30/2019	7.98%	$107,323	1.40%	n/a	(0.62)%	52.30%
9/30/2018	20.90%	$75,321	1.50%	1.71%	(0.75)%	38.71%
9/30/2017(10)	3.20%	$13,161	1.50%	4.55%	(0.83)%	1.85%
Advisor Shares
9/30/2021	27.97%	$19,954	1.30%	1.40%	(0.88)%	47.02%
9/30/2020(9)	23.06%	$19,698	1.30%	1.74%	(0.73)%	40.44%
Institutional Shares
9/30/2021	28.30%	$270,640	1.08%	n/a	(0.63)%	47.02%
9/30/2020(9)	23.06%	$84,267	1.20%	n/a	(0.62)%	40.44%
GLOBAL EQUITY FUND
Investor Shares
9/30/2021	19.70%	$151,122	1.26%	n/a	(0.47)%	119.10%
9/30/2020	21.90%	$134,498	1.26%	n/a	(0.27)%	137.93%
9/30/2019	6.90%	$118,936	1.38%	n/a	(0.09)%	91.33%
9/30/2018	16.38%	$123,225	1.36%	n/a	0.13%	120.14%
9/30/2017	18.50%	$131,813	1.40%	n/a	(0.20)%	109.89%
Advisor Shares
9/30/2021	19.64%	$14,273	1.25%	1.62%	(0.46)%	119.10%
9/30/2020(11)	1.01%	$13,092	1.25%	2.51%	(0.53)%	137.93%
Institutional Shares
9/30/2021	19.91%	$168,343	1.05%	n/a	(0.24)%	119.10%
9/30/2020	22.17%	$109,307	1.05%	n/a	(0.12)%	137.93%
9/30/2019	7.10%	$136,019	1.16%	n/a	0.09%	91.33%
9/30/2018	16.73%	$196,802	1.10%	n/a	0.45%	120.14%
9/30/2017	18.78%	$159,565	1.16%	n/a	0.03%	109.89%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	99

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2021	$34.89	(0.10)	6.70	6.60	—	(2.40)	(2.40)	$39.09
9/30/2020	$27.06	(0.06)	9.80	9.74	—	(1.91)	(1.91)	$34.89
9/30/2019	$27.66	(0.01)	1.01	1.00	—	(1.60)	(1.60)	$27.06
9/30/2018	$25.69	(0.03)	3.07	3.04	—	(1.07)	(1.07)	$27.66
9/30/2017	$21.74	(0.08)	4.06	3.98	—	(0.03)	(0.03)	$25.69
Advisor Shares
9/30/2021	$35.10	(0.05)	6.75	6.70	—	(2.40)	(2.40)	$39.40
9/30/2020	$27.21	(0.03)	9.86	9.83	(0.03)	(1.91)	(1.94)	$35.10
9/30/2019	$27.76	0.03	1.02	1.05	—	(1.60)	(1.60)	$27.21
9/30/2018	$25.75	0.01	3.07	3.08	—	(1.07)	(1.07)	$27.76
9/30/2017	$21.76	(0.05)	4.07	4.02	—	(0.03)	(0.03)	$25.75
Institutional Shares
9/30/2021	$35.47	(0.01)	6.83	6.82	—	(2.40)	(2.40)	$39.89
9/30/2020	$27.47	— (5)	9.96	9.96	(0.05)	(1.91)	(1.96)	$35.47
9/30/2019	$27.99	0.06	1.02	1.08	— (5)	(1.60)	(1.60)	$27.47
9/30/2018	$25.92	0.03	3.11	3.14	—	(1.07)	(1.07)	$27.99
9/30/2017	$21.89	(0.03)	4.09	4.06	—	(0.03)	(0.03)	$25.92
GLOBAL VALUE FUND
Investor Shares
9/30/2021	$15.94	0.17	5.48	5.65	(0.01)	—	(0.01)	$21.58
9/30/2020	$17.12	0.07	(1.01)	(0.94)	(0.24)	—	(0.24)	$15.94
9/30/2019	$18.24	0.21	(0.38)	(0.17)	(0.15)	(0.80)	(0.95)	$17.12
9/30/2018	$17.87	0.18	0.55	0.73	(0.12)	(0.24)	(0.36)	$18.24
9/30/2017	$15.30	0.10	2.88	2.98	(0.11)	(0.30)	(0.41)	$17.87
Advisor Shares
9/30/2021	$15.91	0.19	5.49	5.68	(0.02)	—	(0.02)	$21.57
9/30/2020	$17.09	0.09	(1.01)	(0.92)	(0.26)	—	(0.26)	$15.91
9/30/2019	$18.22	0.23	(0.39)	(0.16)	(0.17)	(0.80)	(0.97)	$17.09
9/30/2018	$17.86	0.21	0.54	0.75	(0.15)	(0.24)	(0.39)	$18.22
9/30/2017	$15.28	0.13	2.87	3.00	(0.12)	(0.30)	(0.42)	$17.86
Institutional Shares
9/30/2021	$15.96	0.21	5.50	5.71	(0.04)	—	(0.04)	$21.63
9/30/2020	$17.14	0.11	(1.01)	(0.90)	(0.28)	—	(0.28)	$15.96
9/30/2019	$18.27	0.26	(0.40)	(0.14)	(0.19)	(0.80)	(0.99)	$17.14
9/30/2018	$17.90	0.24	0.54	0.78	(0.17)	(0.24)	(0.41)	$18.27
9/30/2017	$15.32	0.14	2.87	3.01	(0.13)	(0.30)	(0.43)	$17.90

The accompanying notes are an integral part of the financial statements.

100	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(16)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2021	19.89%	$1,514,576	1.13%	n/a	(0.27)%	44.44%
9/30/2020	38.37%	$1,358,867	1.14%	n/a	(0.23)%	44.27%
9/30/2019	4.85%	$1,052,916	1.15%	n/a	(0.02)%	48.64%
9/30/2018	12.19%	$1,176,471	1.15%	n/a	(0.13)%	44.27%
9/30/2017	18.36%	$974,286	1.15%	n/a	(0.35)%	34.13%
Advisor Shares
9/30/2021	20.07%	$1,253,950	0.99%	n/a	(0.12)%	44.44%
9/30/2020	38.52%	$957,127	1.01%	n/a	(0.09)%	44.27%
9/30/2019	5.03%	$615,920	1.01%	n/a	0.11%	48.64%
9/30/2018	12.32%	$583,463	1.00%	n/a	0.03%	44.27%
9/30/2017	18.53%	$398,375	1.03%	n/a	(0.20)%	34.13%
Institutional Shares
9/30/2021	20.20%	$2,970,987	0.89%	n/a	(0.03)%	44.44%
9/30/2020	38.67%	$2,466,599	0.90%	n/a	0.01%	44.27%
9/30/2019	5.11%	$1,726,115	0.91%	n/a	0.23%	48.64%
9/30/2018	12.48%	$1,645,152	0.91%	n/a	0.11%	44.27%
9/30/2017	18.60%	$1,330,754	0.93%	n/a	(0.11)%	34.13%
GLOBAL VALUE FUND
Investor Shares
9/30/2021	35.46%	$287,469	1.24%	n/a	0.80%	39.62%
9/30/2020	(5.63)%	$242,744	1.26%	n/a	0.42%	37.09%
9/30/2019	(0.50)%	$506,067	1.25%	n/a	1.25%	31.18%
9/30/2018	4.16%	$724,848	1.25%	n/a	1.00%	27.98%
9/30/2017	19.95%	$811,771	1.25%	n/a	0.59%	12.67%
Advisor Shares
9/30/2021	35.70%	$324,013	1.10%	n/a	0.95%	39.62%
9/30/2020	(5.48)%	$259,859	1.12%	n/a	0.54%	37.09%
9/30/2019	(0.40)%	$599,418	1.10%	n/a	1.38%	31.18%
9/30/2018	4.27%	$851,738	1.10%	n/a	1.14%	27.98%
9/30/2017	20.16%	$796,869	1.10%	n/a	0.78%	12.67%
Institutional Shares
9/30/2021	35.80%	$1,863,947	1.01%	n/a	1.01%	39.62%
9/30/2020	(5.37)%	$1,321,157	1.02%	n/a	0.67%	37.09%
9/30/2019	(0.30)%	$1,970,393	1.01%	n/a	1.54%	31.18%
9/30/2018	4.40%	$2,143,564	1.01%	n/a	1.31%	27.98%
9/30/2017	20.23%	$1,471,466	1.02%	n/a	0.84%	12.67%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	101

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
HIGH INCOME FUND
Investor Shares
9/30/2021	$9.53	0.55	0.74	1.29	(0.54)	—	(0.54)	$10.28
9/30/2020	$9.66	0.60	(0.13)	0.47	(0.60)	—	(0.60)	$9.53
9/30/2019	$9.87	0.61	(0.17)	0.44	(0.60)	(0.05)	(0.65)	$9.66
9/30/2018	$10.20	0.58	(0.13)	0.45	(0.58)	(0.20)	(0.78)	$9.87
9/30/2017	$9.85	0.59	0.37	0.96	(0.59)	(0.02)	(0.61)	$10.20
Advisor Shares
9/30/2021	$9.53	0.56	0.74	1.30	(0.56)	—	(0.56)	$10.27
9/30/2020	$9.66	0.61	(0.13)	0.48	(0.61)	—	(0.61)	$9.53
9/30/2019	$9.87	0.63	(0.17)	0.46	(0.62)	(0.05)	(0.67)	$9.66
9/30/2018	$10.20	0.60	(0.13)	0.47	(0.60)	(0.20)	(0.80)	$9.87
9/30/2017	$9.85	0.60	0.38	0.98	(0.61)	(0.02)	(0.63)	$10.20
Institutional Shares
9/30/2021	$9.53	0.57	0.74	1.31	(0.57)	—	(0.57)	$10.27
9/30/2020	$9.66	0.62	(0.13)	0.49	(0.62)	—	(0.62)	$9.53
9/30/2019	$9.87	0.64	(0.17)	0.47	(0.63)	(0.05)	(0.68)	$9.66
9/30/2018	$10.19	0.61	(0.12)	0.49	(0.61)	(0.20)	(0.81)	$9.87
9/30/2017(12)	$9.85	0.59	0.36	0.95	(0.59)	(0.02)	(0.61)	$10.19
INTERNATIONAL FUND
Investor Shares
9/30/2021	$32.86	0.24	4.68	4.92	(0.08)	(1.04)	(1.12)	$36.66
9/30/2020	$32.52	0.08	2.00	2.08	(0.30)	(1.44)	(1.74)	$32.86
9/30/2019	$33.49	0.29	1.38	1.67	(0.37)	(2.27)	(2.64)	$32.52
9/30/2018	$32.28	0.35	1.08	1.43	(0.22)	—	(0.22)	$33.49
9/30/2017	$28.30	0.20	4.08	4.28	(0.30)	—	(0.30)	$32.28
Advisor Shares
9/30/2021	$32.80	0.30	4.65	4.95	(0.13)	(1.04)	(1.17)	$36.58
9/30/2020	$32.46	0.15	1.98	2.13	(0.35)	(1.44)	(1.79)	$32.80
9/30/2019	$33.45	0.34	1.37	1.71	(0.43)	(2.27)	(2.70)	$32.46
9/30/2018	$32.25	0.43	1.05	1.48	(0.28)	—	(0.28)	$33.45
9/30/2017	$28.31	0.23	4.08	4.31	(0.37)	—	(0.37)	$32.25
Institutional Shares
9/30/2021	$33.08	0.33	4.69	5.02	(0.16)	(1.04)	(1.20)	$36.90
9/30/2020	$32.72	0.17	2.01	2.18	(0.38)	(1.44)	(1.82)	$33.08
9/30/2019	$33.71	0.35	1.39	1.74	(0.46)	(2.27)	(2.73)	$32.72
9/30/2018	$32.50	0.46	1.05	1.51	(0.30)	—	(0.30)	$33.71
9/30/2017	$28.51	0.30	4.08	4.38	(0.39)	—	(0.39)	$32.50

The accompanying notes are an integral part of the financial statements.

102	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(16)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
HIGH INCOME FUND
Investor Shares
9/30/2021	13.79%	$1,436,340	0.95%	n/a	5.42%	58.10%
9/30/2020	5.14%	$1,149,422	0.96%	n/a	6.43%	71.78%
9/30/2019	4.81%	$873,574	0.98%	n/a	6.41%	74.82%
9/30/2018	4.66%	$986,645	0.99%	n/a	5.88%	79.10%
9/30/2017	10.07%	$632,387	1.00%	n/a	5.88%	92.44%
Advisor Shares
9/30/2021	13.86%	$3,263,582	0.79%	n/a	5.56%	58.10%
9/30/2020	5.29%	$2,281,480	0.82%	n/a	6.57%	71.78%
9/30/2019	4.98%	$2,194,146	0.82%	n/a	6.56%	74.82%
9/30/2018	4.83%	$1,970,272	0.82%	n/a	6.03%	79.10%
9/30/2017	10.27%	$1,548,786	0.82%	n/a	6.04%	92.44%
Institutional Shares
9/30/2021	13.97%	$2,372,161	0.70%	n/a	5.63%	58.10%
9/30/2020	5.40%	$1,385,864	0.72%	n/a	6.67%	71.78%
9/30/2019	5.08%	$720,592	0.73%	n/a	6.64%	74.82%
9/30/2018	5.02%	$289,036	0.74%	n/a	6.13%	79.10%
9/30/2017(12)	9.94%	$262,369	0.78%	n/a	5.94%	92.44%
INTERNATIONAL FUND
Investor Shares
9/30/2021	15.32%	$3,019,360	1.18%	n/a	0.69%	67.41%
9/30/2020	6.52%	$3,142,072	1.19%	n/a	0.27%	53.82%
9/30/2019	6.29%	$3,903,758	1.19%	n/a	0.95%	41.01%
9/30/2018	4.45%	$4,733,866	1.18%	n/a	1.06%	55.16%
9/30/2017	15.39%	$5,808,005	1.18%	n/a	0.70%	57.60%
Advisor Shares
9/30/2021	15.47%	$1,718,258	1.04%	n/a	0.84%	67.41%
9/30/2020	6.71%	$1,799,962	1.04%	n/a	0.48%	53.82%
9/30/2019	6.46%	$2,141,985	1.04%	n/a	1.11%	41.01%
9/30/2018	4.58%	$2,367,026	1.04%	n/a	1.29%	55.16%
9/30/2017	15.56%	$2,357,528	1.04%	n/a	0.82%	57.60%
Institutional Shares
9/30/2021	15.56%	$4,920,404	0.95%	n/a	0.93%	67.41%
9/30/2020	6.80%	$4,718,706	0.96%	n/a	0.55%	53.82%
9/30/2019	6.52%	$4,513,365	0.96%	n/a	1.15%	41.01%
9/30/2018	4.67%	$5,815,955	0.95%	n/a	1.36%	55.16%
9/30/2017	15.66%	$5,868,894	0.96%	n/a	1.05%	57.60%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	103

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL SMALL-MID FUND
Investor Shares
9/30/2021	$17.33	(0.09)	4.06	3.97	(0.11)	—	(0.11)	$21.19
9/30/2020	$13.61	0.16	3.58	3.74	(0.02)	—	(0.02)	$17.33
9/30/2019	$23.47	(0.03)	(1.56)	(1.59)	—	(8.27)	(8.27)	$13.61
9/30/2018	$24.69	(0.10)	2.05	1.95	—	(3.17)	(3.17)	$23.47
9/30/2017	$23.17	(0.03)	2.75	2.72	—	(1.20)	(1.20)	$24.69
Advisor Shares
9/30/2021	$17.35	(0.05)	4.06	4.01	(0.13)	—	(0.13)	$21.23
9/30/2020	$13.62	0.20	3.57	3.77	(0.04)	—	(0.04)	$17.35
9/30/2019(13)	$11.91	0.01	1.70	1.71	—	—	—	$13.62
Institutional Shares
9/30/2021	$17.54	(0.04)	4.11	4.07	(0.14)	—	(0.14)	$21.47
9/30/2020	$13.76	0.23	3.59	3.82	(0.04)	—	(0.04)	$17.54
9/30/2019	$23.59	0.03	(1.59)	(1.56)	—	(8.27)	(8.27)	$13.76
9/30/2018	$24.75	(0.04)	2.05	2.01	—	(3.17)	(3.17)	$23.59
9/30/2017	$23.18	0.06	2.71	2.77	—	(1.20)	(1.20)	$24.75
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2021	$32.94	1.01	10.88	11.89	(0.09)	(0.25)	(0.34)	$44.49
9/30/2020	$34.87	0.19	(1.06)	(0.87)	(0.23)	(0.83)	(1.06)	$32.94
9/30/2019	$36.85	0.61	(0.64)	(0.03)	(0.65)	(1.30)	(1.95)	$34.87
9/30/2018	$39.08	0.42	(1.14)	(0.72)	(0.41)	(1.10)	(1.51)	$36.85
9/30/2017	$33.55	0.27	6.27	6.54	(0.26)	(0.75)	(1.01)	$39.08
Advisor Shares
9/30/2021	$32.90	1.14	10.78	11.92	(0.11)	(0.25)	(0.36)	$44.46
9/30/2020	$34.81	0.27	(1.09)	(0.82)	(0.26)	(0.83)	(1.09)	$32.90
9/30/2019	$36.85	0.65	(0.63)	0.02	(0.76)	(1.30)	(2.06)	$34.81
9/30/2018	$39.11	0.48	(1.16)	(0.68)	(0.48)	(1.10)	(1.58)	$36.85
9/30/2017	$33.57	0.33	6.27	6.60	(0.31)	(0.75)	(1.06)	$39.11
Institutional Shares
9/30/2021	$33.06	1.16	10.86	12.02	(0.14)	(0.25)	(0.39)	$44.69
9/30/2020	$34.96	0.28	(1.08)	(0.80)	(0.27)	(0.83)	(1.10)	$33.06
9/30/2019	$37.02	0.69	(0.64)	0.05	(0.81)	(1.30)	(2.11)	$34.96
9/30/2018	$39.28	0.53	(1.18)	(0.65)	(0.51)	(1.10)	(1.61)	$37.02
9/30/2017	$33.71	0.42	6.23	6.65	(0.33)	(0.75)	(1.08)	$39.28

The accompanying notes are an integral part of the financial statements.

104	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(16)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL SMALL-MID FUND
Investor Shares
9/30/2021	22.99%	$531,882	1.30%	n/a	(0.42)%	28.29%
9/30/2020	27.52%	$400,490	1.33%	n/a	1.06%	27.84%
9/30/2019	(1.38)%	$177,807	1.43%	n/a	(0.24)%	55.98%
9/30/2018	8.70%	$228,317	1.55%	n/a	(0.44)%	59.53%
9/30/2017	13.09%	$307,580	1.57%	n/a	(0.16)%	79.09%
Advisor Shares
9/30/2021	23.20%	$1,856,538	1.14%	n/a	(0.26)%	28.29%
9/30/2020	27.70%	$1,223,773	1.18%	n/a	1.32%	27.84%
9/30/2019(13)	14.36%	$434,784	1.25%	n/a	0.13%	55.98%
Institutional Shares
9/30/2021	23.30%	$3,897,436	1.06%	n/a	(0.17)%	28.29%
9/30/2020	27.85%	$1,836,163	1.09%	n/a	1.49%	27.84%
9/30/2019	(1.18)%	$608,417	1.16%	n/a	0.20%	55.98%
9/30/2018	8.94%	$175,808	1.35%	n/a	(0.17)%	59.53%
9/30/2017	13.31%	$255,353	1.37%	n/a	0.29%	79.09%
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2021	36.13%	$2,728,996	1.18%	n/a	2.39%	32.90%
9/30/2020	(2.71)%	$1,983,618	1.19%	n/a	0.57%	28.06%
9/30/2019	0.38%	$2,761,826	1.19%	n/a	1.80%	23.69%
9/30/2018	(1.99)%	$3,371,735	1.18%	n/a	1.11%	21.55%
9/30/2017	20.19%	$4,350,119	1.19%	n/a	0.78%	11.67%
Advisor Shares
9/30/2021	36.31%	$6,072,617	1.04%	n/a	2.70%	32.90%
9/30/2020	(2.56)%	$3,645,568	1.05%	n/a	0.81%	28.06%
9/30/2019	0.52%	$4,336,510	1.05%	n/a	1.93%	23.69%
9/30/2018	(1.87)%	$4,683,702	1.04%	n/a	1.27%	21.55%
9/30/2017	20.41%	$4,323,659	1.04%	n/a	0.93%	11.67%
Institutional Shares
9/30/2021	36.45%	$13,304,215	0.95%	n/a	2.72%	32.90%
9/30/2020	(2.48)%	$7,944,724	0.96%	n/a	0.85%	28.06%
9/30/2019	0.63%	$7,169,774	0.95%	n/a	2.03%	23.69%
9/30/2018	(1.79)%	$7,295,259	0.95%	n/a	1.41%	21.55%
9/30/2017	20.48%	$6,282,134	0.97%	n/a	1.18%	11.67%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	105

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP FUND
Investor Shares
9/30/2021	$47.75	(0.49)	13.20	12.71	—	(7.18)	(7.18)	$53.28
9/30/2020	$37.16	(0.31)	15.43	15.12	—	(4.53)	(4.53)	$47.75
9/30/2019	$44.83	(0.23)	0.53	0.30	—	(7.97)	(7.97)	$37.16
9/30/2018	$42.58	(0.26)	8.21	7.95	—	(5.70)	(5.70)	$44.83
9/30/2017	$41.34	(0.27)	4.85	4.58	—	(3.34)	(3.34)	$42.58
Advisor Shares
9/30/2021	$48.33	(0.43)	13.39	12.96	—	(7.18)	(7.18)	$54.11
9/30/2020	$37.52	(0.27)	15.61	15.34	—	(4.53)	(4.53)	$48.33
9/30/2019	$45.10	(0.17)	0.56	0.39	—	(7.97)	(7.97)	$37.52
9/30/2018	$42.75	(0.20)	8.25	8.05	—	(5.70)	(5.70)	$45.10
9/30/2017	$41.43	(0.22)	4.88	4.66	—	(3.34)	(3.34)	$42.75
Institutional Shares
9/30/2021	$54.25	(0.43)	15.23	14.80	—	(7.18)	(7.18)	$61.87
9/30/2020	$41.54	(0.26)	17.50	17.24	—	(4.53)	(4.53)	$54.25
9/30/2019	$48.89	(0.16)	0.78	0.62	—	(7.97)	(7.97)	$41.54
9/30/2018	$45.84	(0.18)	8.93	8.75	—	(5.70)	(5.70)	$48.89
9/30/2017	$44.15	(0.19)	5.22	5.03	—	(3.34)	(3.34)	$45.84
MID CAP VALUE FUND
Investor Shares
9/30/2021	$16.26	0.12	7.10	7.22	(0.09)	(0.27)	(0.36)	$23.12
9/30/2020	$19.81	0.15	(1.71)	(1.56)	(0.12)	(1.87)	(1.99)	$16.26
9/30/2019	$23.56	0.10	(0.90)	(0.80)	(0.05)	(2.90)	(2.95)	$19.81
9/30/2018	$23.98	0.02	1.86	1.88	(0.02)	(2.28)	(2.30)	$23.56
9/30/2017	$21.41	0.06	3.11	3.17	(0.16)	(0.44)	(0.60)	$23.98
Advisor Shares
9/30/2021	$16.23	0.16	7.07	7.23	(0.12)	(0.27)	(0.39)	$23.07
9/30/2020	$19.77	0.17	(1.70)	(1.53)	(0.14)	(1.87)	(2.01)	$16.23
9/30/2019	$23.53	0.13	(0.90)	(0.77)	(0.09)	(2.90)	(2.99)	$19.77
9/30/2018	$23.94	0.05	1.85	1.90	(0.03)	(2.28)	(2.31)	$23.53
9/30/2017	$21.37	0.09	3.10	3.19	(0.18)	(0.44)	(0.62)	$23.94
Institutional Shares
9/30/2021	$16.24	0.17	7.08	7.25	(0.13)	(0.27)	(0.40)	$23.09
9/30/2020	$19.80	0.18	(1.71)	(1.53)	(0.16)	(1.87)	(2.03)	$16.24
9/30/2019	$23.56	0.14	(0.89)	(0.75)	(0.11)	(2.90)	(3.01)	$19.80
9/30/2018	$23.98	0.07	1.85	1.92	(0.06)	(2.28)	(2.34)	$23.56
9/30/2017	$21.40	0.11	3.11	3.22	(0.20)	(0.44)	(0.64)	$23.98

The accompanying notes are an integral part of the financial statements.

106	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(16)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP FUND
Investor Shares
9/30/2021	29.84%	$2,495,355	1.18%	n/a	(0.98)%	40.72%
9/30/2020	45.66%	$2,106,948	1.18%	n/a	(0.81)%	44.52%
9/30/2019	5.11%	$1,599,647	1.19%	n/a	(0.63)%	47.96%
9/30/2018	21.12%	$2,003,621	1.18%	n/a	(0.62)%	49.83%
9/30/2017	12.19%	$2,277,750	1.18%	n/a	(0.68)%	42.59%
Advisor Shares
9/30/2021	30.02%	$923,543	1.04%	n/a	(0.85)%	40.72%
9/30/2020	45.83%	$667,057	1.05%	n/a	(0.68)%	44.52%
9/30/2019	5.36%	$429,052	1.04%	n/a	(0.48)%	47.96%
9/30/2018	21.26%	$644,777	1.04%	n/a	(0.48)%	49.83%
9/30/2017	12.36%	$583,658	1.05%	n/a	(0.54)%	42.59%
Institutional Shares
9/30/2021	30.15%	$4,000,122	0.95%	n/a	(0.75)%	40.72%
9/30/2020	45.98%	$4,015,667	0.95%	n/a	(0.59)%	44.52%
9/30/2019	5.41%	$3,029,773	0.96%	n/a	(0.41)%	47.96%
9/30/2018	21.37%	$3,516,293	0.95%	n/a	(0.39)%	49.83%
9/30/2017	12.45%	$4,119,181	0.95%	n/a	(0.45)%	42.59%
MID CAP VALUE FUND
Investor Shares
9/30/2021	44.94%	$693,149	1.20%	n/a	0.56%	16.04%
9/30/2020	(8.93)%	$541,320	1.21%	n/a	0.90%	43.12%
9/30/2019	(2.49)%	$842,896	1.20%	n/a	0.52%	19.18%
9/30/2018	8.55%	$1,294,179	1.19%	n/a	0.07%	19.15%
9/30/2017	15.08%	$1,957,786	1.17%	n/a	0.25%	23.92%
Advisor Shares
9/30/2021	45.12%	$551,822	1.05%	n/a	0.73%	16.04%
9/30/2020	(8.76)%	$518,198	1.06%	n/a	1.02%	43.12%
9/30/2019	(2.32)%	$630,296	1.06%	n/a	0.66%	19.18%
9/30/2018	8.68%	$951,667	1.05%	n/a	0.24%	19.15%
9/30/2017	15.23%	$1,053,640	1.06%	n/a	0.40%	23.92%
Institutional Shares
9/30/2021	45.22%	$783,375	0.98%	n/a	0.79%	16.04%
9/30/2020	(8.76)%	$619,243	1.00%	n/a	1.08%	43.12%
9/30/2019	(2.22)%	$796,385	0.98%	n/a	0.72%	19.18%
9/30/2018	8.75%	$1,058,092	0.98%	n/a	0.30%	19.15%
9/30/2017	15.37%	$1,040,520	0.97%	n/a	0.48%	23.92%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	107

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
SELECT EQUITY FUND
Investor Shares
9/30/2021	$10.17	(0.01)	3.32	3.31	—	—	—	$13.48
9/30/2020(14)	$10.00	— (5)	0.17	0.17	—	—	—	$10.17
Advisor Shares
9/30/2021	$10.18	0.01	3.30	3.31	—	—	—	$13.49
9/30/2020(14)	$10.00	0.01	0.17	0.18	—	—	—	$10.18
Institutional Shares
9/30/2021	$10.18	0.02	3.30	3.32	(0.06)	—	(0.06)	$13.44
9/30/2020(14)	$10.00	0.01	0.17	0.18	—	—	—	$10.18
SMALL CAP FUND
Investor Shares
9/30/2021	$42.80	(0.53)	10.77	10.24	—	(2.70)	(2.70)	$50.34
9/30/2020	$33.17	(0.38)	12.66	12.28	—	(2.65)	(2.65)	$42.80
9/30/2019	$38.97	(0.29)	(0.08)	(0.37)	—	(5.43)	(5.43)	$33.17
9/30/2018	$33.61	(0.31)	10.64	10.33	—	(4.97)	(4.97)	$38.97
9/30/2017	$29.93	(0.29)	4.30	4.01	—	(0.33)	(0.33)	$33.61
Advisor Shares
9/30/2021	$43.03	(0.47)	10.84	10.37	—	(2.70)	(2.70)	$50.70
9/30/2020	$33.30	(0.34)	12.72	12.38	—	(2.65)	(2.65)	$43.03
9/30/2019	$39.05	(0.25)	(0.07)	(0.32)	—	(5.43)	(5.43)	$33.30
9/30/2018	$33.63	(0.26)	10.65	10.39	—	(4.97)	(4.97)	$39.05
9/30/2017(15)	$29.23	(0.18)	4.58	4.40	—	—	—	$33.63
Institutional Shares
9/30/2021	$43.82	(0.43)	11.05	10.62	—	(2.70)	(2.70)	$51.74
9/30/2020	$33.83	(0.31)	12.95	12.64	—	(2.65)	(2.65)	$43.82
9/30/2019	$39.54	(0.23)	(0.05)	(0.28)	—	(5.43)	(5.43)	$33.83
9/30/2018	$33.98	(0.24)	10.77	10.53	—	(4.97)	(4.97)	$39.54
9/30/2017	$30.19	(0.23)	4.35	4.12	—	(0.33)	(0.33)	$33.98

108	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(16)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SELECT EQUITY FUND
Investor Shares
9/30/2021	32.55%	$2,919	1.25%	4.35%	(0.05)%	34.69%
9/30/2020(14)	1.70%	$983	1.25%	17.96%	0.03%	26.96%
Advisor Shares
9/30/2021	32.51%	$1,784	1.15%	4.83%	0.05%	34.69%
9/30/2020(14)	1.80%	$778	1.15%	9.66%	0.15%	26.96%
Institutional Shares
9/30/2021	32.71%	$19,903	1.10%	1.56%	0.16%	34.69%
9/30/2020(14)	1.80%	$11,266	1.10%	2.36%	0.20%	26.96%
SMALL CAP FUND
Investor Shares
9/30/2021	24.45%	$1,089,099	1.19%	n/a	(1.06)%	39.79%
9/30/2020	39.51%	$896,297	1.20%	n/a	(1.05)%	40.59%
9/30/2019	2.02%	$611,745	1.20%	n/a	(0.88)%	47.32%
9/30/2018	34.71%	$495,803	1.20%	n/a	(0.90)%	43.85%
9/30/2017	13.56%	$461,398	1.21%	n/a	(0.96)%	35.37%
Advisor Shares
9/30/2021	24.63%	$1,325,015	1.06%	n/a	(0.93)%	39.79%
9/30/2020	39.66%	$999,213	1.08%	n/a	(0.94)%	40.59%
9/30/2019	2.16%	$589,147	1.08%	n/a	(0.77)%	47.32%
9/30/2018	34.89%	$495,650	1.06%	n/a	(0.75)%	43.85%
9/30/2017(15)	15.05%	$324,762	1.12%	n/a	(0.86)%	35.37%
Institutional Shares
9/30/2021	24.76%	$1,633,941	0.96%	n/a	(0.83)%	39.79%
9/30/2020	39.82%	$1,106,482	0.99%	n/a	(0.84)%	40.59%
9/30/2019	2.25%	$636,076	0.99%	n/a	(0.69)%	47.32%
9/30/2018	34.94%	$814,426	1.01%	n/a	(0.70)%	43.85%
9/30/2017	13.81%	$497,931	1.01%	n/a	(0.75)%	35.37%

Artisan Partners Funds	109

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
9/30/2021	$16.39	0.07	3.11	3.18	(0.32)	—	(0.32)	$19.25
9/30/2020	$15.22	0.24	1.20	1.44	(0.27)	—	(0.27)	$16.39
9/30/2019	$15.08	0.18	0.10	0.28	(0.14)	—	(0.14)	$15.22
9/30/2018	$15.58	0.15	(0.56)	(0.41)	(0.09)	—	(0.09)	$15.08
9/30/2017	$12.75	0.08	2.87	2.95	(0.12)	—	(0.12)	$15.58
Institutional Shares
9/30/2021	$16.56	0.10	3.14	3.24	(0.25)	—	(0.25)	$19.55
9/30/2020	$15.25	0.27	1.21	1.48	(0.17)	—	(0.17)	$16.56
9/30/2019	$15.03	0.20	0.10	0.30	(0.08)	—	(0.08)	$15.25
9/30/2018	$15.50	0.14	(0.53)	(0.39)	(0.08)	—	(0.08)	$15.03
9/30/2017	$12.65	0.08	2.86	2.94	(0.09)	—	(0.09)	$15.50
VALUE FUND
Investor Shares
9/30/2021	$12.41	0.10	4.82	4.92	(0.06)	(0.99)	(1.05)	$16.28
9/30/2020	$12.88	0.09	(0.02)	0.07	(0.11)	(0.43)	(0.54)	$12.41
9/30/2019	$15.10	0.11	(0.56)	(0.45)	(0.10)	(1.67)	(1.77)	$12.88
9/30/2018	$15.25	0.11	1.19	1.30	(0.05)	(1.40)	(1.45)	$15.10
9/30/2017	$13.10	0.07	2.17	2.24	(0.09)	—	(0.09)	$15.25
Advisor Shares
9/30/2021	$12.37	0.13	4.79	4.92	(0.09)	(0.99)	(1.08)	$16.21
9/30/2020	$12.83	0.11	(0.02)	0.09	(0.12)	(0.43)	(0.55)	$12.37
9/30/2019	$15.04	0.13	(0.55)	(0.42)	(0.12)	(1.67)	(1.79)	$12.83
9/30/2018	$15.22	0.12	1.19	1.31	(0.09)	(1.40)	(1.49)	$15.04
9/30/2017	$13.05	0.10	2.15	2.25	(0.08)	—	(0.08)	$15.22
Institutional Shares
9/30/2021	$12.40	0.13	4.80	4.93	(0.10)	(0.99)	(1.09)	$16.24
9/30/2020	$12.86	0.12	(0.02)	0.10	(0.13)	(0.43)	(0.56)	$12.40
9/30/2019	$15.08	0.14	(0.56)	(0.42)	(0.13)	(1.67)	(1.80)	$12.86
9/30/2018	$15.26	0.14	1.19	1.33	(0.11)	(1.40)	(1.51)	$15.08
9/30/2017	$13.09	0.12	2.15	2.27	(0.10)	—	(0.10)	$15.26

The accompanying notes are an integral part of the financial statements.

110	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(16)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
9/30/2021	19.50%	$61,975	1.35%	1.75%	0.36%	23.22%
9/30/2020	9.58%	$46,541	1.35%	1.73%	1.59%	21.57%
9/30/2019	1.91%	$45,717	1.35%	1.93%	1.19%	30.58%
9/30/2018	(2.70)%	$49,562	1.41%*	1.78%	0.89%	35.24%
9/30/2017	23.47%	$42,429	1.50%	2.19%	0.61%	26.22%
Institutional Shares
9/30/2021	19.74%	$9,794	1.20%	1.89%	0.51%	23.22%
9/30/2020	9.73%	$6,695	1.20%	2.29%	1.72%	21.57%
9/30/2019	2.04%	$6,315	1.20%	2.47%	1.34%	30.58%
9/30/2018	(2.57)%	$5,842	1.33%*	2.00%	0.87%	35.24%
9/30/2017	23.47%	$8,709	1.50%	2.23%	0.57%	26.22%
VALUE FUND
Investor Shares
9/30/2021	41.36%	$108,551	1.05%	n/a	0.67%	25.99%
9/30/2020	0.35%	$78,717	1.08%	n/a	0.73%	39.07%
9/30/2019	(1.80)%	$131,134	1.06%	n/a	0.87%	28.36%
9/30/2018	9.32%	$184,869	1.01%	n/a	0.72%	24.53%
9/30/2017	17.16%	$216,981	1.01%	n/a	0.50%	44.17%
Advisor Shares
9/30/2021	41.53%	$99,646	0.88%	0.95%	0.84%	25.99%
9/30/2020	0.54%	$84,035	0.88%	0.92%	0.94%	39.07%
9/30/2019	(1.59)%	$108,557	0.88%	0.93%	1.06%	28.36%
9/30/2018	9.43%	$130,949	0.88%	0.89%	0.83%	24.53%
9/30/2017	17.37%	$181,340	0.85%	n/a	0.71%	44.17%
Institutional Shares
9/30/2021	41.61%	$163,069	0.83%	n/a	0.88%	25.99%
9/30/2020	0.64%	$123,440	0.82%	n/a	1.02%	39.07%
9/30/2019	(1.57)%	$168,607	0.84%	n/a	1.09%	28.36%
9/30/2018	9.56%	$184,908	0.80%	n/a	0.94%	24.53%
9/30/2017	17.46%	$253,869	0.80%	n/a	0.82%	44.17%

*	Expense limit from October 1, 2017 to February 20, 2018 was 1.50%. Expense limit was lowered effective February 21, 2018 to 1.35% for Investor Shares and 1.20% for Institutional Shares.
(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.

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Financial Highlights – continued

(5)	Amount is between $0.005 and $(0.005) per share.
(6)	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below. Refer to 2(m) in Notes to Financial Statements for additional information.

	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
FOCUS FUND
Investor Shares
9/30/2018	1.50%	1.69%
9/30/2017#	1.50%	2.69%
Advisor Shares
9/30/2018&	1.40%	2.74%

@	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(#)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(&)	For the period from commencement of operations (July 31, 2018) through September 30, 2018.
(7)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(8)	For the period from commencement of operations (July 31, 2018) through September 30, 2018.
(9)	For the period from commencement of operations (February 3, 2020) through September 30, 2020.
(10)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(11)	For the period from commencement of operations (August 5, 2020) through September 30, 2020.
(12)	For the period from commencement of operations (October 3, 2016) through September 30, 2017.
(13)	For the period from commencement of operations (December 5, 2018) through September 30, 2019.
(14)	For the period from commencement of operations (February 28, 2020) through September 30, 2020.
(15)	For the period from commencement of operations (February 1, 2017) through September 30, 2017.
(16)	The net asset value for financial statement purposes includes the impact of investment transactions and other items reflected on trade date, while the daily dealing net asset value may include the impact of investment transactions and other items on the following day. Total return is based on daily dealing net asset value.

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Notes to Financial Statements – September 30, 2021

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995 as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2021, Artisan Partners Funds is a series company comprised of seventeen series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Focus Fund (“Focus Fund”)	April 24, 2017	July 31, 2018	February 3, 2020
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	February 3, 2020	February 3, 2020
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	August 5, 2020	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Small-Mid Fund (“International Small-Mid Fund”)	December 21, 2001	December 4, 2018	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Select Equity Fund (“Select Equity Fund”)	February 28, 2020	February 28, 2020	February 28, 2020
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Sustainable Emerging Markets Fund (“Sustainable Emerging Markets Fund”)	June 2, 2008	N/A	June 26, 2006
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011

During the reporting period, each Fund operated as an open-end, diversified mutual fund except Focus Fund, Select Equity Fund and Sustainable Emerging Markets Fund, which are open-end, non-diversified mutual funds. At a special meeting of shareholders of Sustainable Emerging Markets Fund held on November 10, 2020, shareholders approved a change in the sub-classification of Sustainable Emerging Markets Fund from “diversified” to “non-diversified” for purposes of Section 5(b) of the 1940 Act and the elimination of a related fundamental investment restriction, which took effect on November 12, 2020. The investment objective of each Fund (except Developing World Fund, Focus Fund and High Income Fund) is to seek maximum long-term capital growth. Developing World Fund’s investment objective is to seek long-term capital appreciation. Focus Fund’s investment objective is to seek maximum long-term capital appreciation. High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation. Each Fund has offered shares of capital stock of the classes

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NOTES TO FINANCIAL STATEMENTS

designated Investor Shares, Advisor Shares and Institutional Shares, as applicable, since the inception dates listed above. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)

Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing

114	Artisan Partners Funds

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auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies were valued at the latest net asset value reported by the investment company. Equity securities acquired in private investments in public equity (“PIPEs”) are generally restricted as to resale and not freely tradeable by the Funds. The securities were generally valued at the common share market price adjusted by a percentage discount due to the restrictions when such securities are unregistered common shares or otherwise convertible into the publicly traded common shares (applying any applicable conversion factors).

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent valuation event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the US or other markets. The Funds monitored for subsequent valuation events using several tools. In fair valuing non-US equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party valuation service when there were subsequent events or expected or unexpected market closures. The third party valuation service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

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NOTES TO FINANCIAL STATEMENTS

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences could be material to the NAV of the applicable Fund.

(b)

Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2018 through 2021) and have concluded that, as of September 30, 2021, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the year ended September 30, 2021, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2021, the Funds did not incur any material interest or penalties.

The Funds are subject to taxes imposed on foreign dividend income and realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. Withholding taxes on foreign dividends have been accrued based on the Funds’ understanding of the applicable country’s tax rules and rates. Foreign taxes imposed on realized and unrealized gains was based on the Funds’ understanding of the applicable country’s tax rules and rates and, if applicable, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments”, as applicable, on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(c)

Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(d)

Restricted securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

116	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(e)

Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into US dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into US dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-US securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through US dollar denominated depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and unrealized gains and losses on foreign currency forward contracts are presented separately on the Statements of Assets and Liabilities and included in other assets less liabilities in the Schedule of Investments. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign taxes accrued on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)

Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(g)

Equity-linked securities – Each Fund, except Mid Cap Value Fund and Small Cap Fund, may invest in equity-linked securities. Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with the equity-linked securities that the Funds typically purchase and, in those cases, the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

Artisan Partners Funds	117

NOTES TO FINANCIAL STATEMENTS

(h)

Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(i)

Indemnifications – Artisan Partners Funds indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of September 30, 2021, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(j)

When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will segregate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(k)

Unfunded Commitments – Pursuant to the terms of certain term loan agreements, High Income Fund is obligated to fund term loan commitments at the borrower’s discretion. High Income Fund reserves against such contingent obligations by segregating liquid assets. During the year, High Income Fund had unfunded loan commitments, which were recorded at market value. Unrealized gains and losses would be presented separately on the Statement of Operations. As of September 30, 2021, High Income Fund had unfunded loan commitments in the amount of $230,182,000.

The Funds may acquire PIPEs and are contractually required to make investment commitments as part of the conditions for entering into these investments. During the year, International Small-Mid Fund and Small Cap Fund had unfunded commitments, which were recorded at market value. The Funds reserve against such contingent obligations by segregating liquid assets at least equal to the unfunded commitment amount. As of September 30, 2021, there were no unfunded commitments related to PIPEs.

(l)

Redemption Fees – High Income Fund generally imposes a 2% redemption fee on the redemption or exchange of shares owned for 90 days or less. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. The Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Fund waived the redemption fee for shares

118	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Fund’s prospectus.

(m)

Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

In order to terminate the short sale, the Fund that borrowed the security is obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Fund terminates the short sale. This loss may be unlimited. The Fund will realize a gain if the security declines in price between those dates. The gain is limited to the price at which the Fund sold the security short. The amount of any economic gain will be decreased, and the amount of any economic loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. Each Fund generally must segregate liquid assets for the benefit of its counterparty to secure its obligation to purchase the security, so that the total of the amounts segregated is equal to the market value of the securities sold short. The Funds incur expenses as a result of executing short sales.

During the year ended September 30, 2021, no Funds engaged in short sales.

(n)

Securities Lending – In order to generate incremental revenue, the Funds may participate in a securities lending program, in which securities from its portfolio may be loaned to third parties. Securities loans by the Funds are made to broker-dealers or other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before a Fund can dispose of it. The borrower pays to a participating Fund an amount equal to any dividends or interest received on securities lent (known as “manufactured payments” or “substitute payments”). Manufactured payments for dividends or interest received by a participating Fund while its securities are loaned out will not be considered qualified dividend income and will have other tax implications. To the extent that a Fund makes a distribution of income received by the Fund pursuant to loans of its portfolio securities, such income will not constitute qualified dividend income to noncorporate shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. A participating Fund retains all or a portion of the interest received on investment of the cash collateral and/or receives a fee from the borrower. The Funds will typically invest cash collateral in

Artisan Partners Funds	119

NOTES TO FINANCIAL STATEMENTS

government money market funds. A participating Fund bears the risk of any loss on the investment of the collateral; any such loss may exceed, potentially by a substantial amount, any profit to the Fund from its securities lending activities. A participating Fund may recall loaned securities on demand.

Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (“GSAL”), currently serves as the securities lending agent for the Funds. GSAL receives as compensation for its services a portion of the amount earned by each Fund for lending securities.

During the year ended September 30, 2021, International Value Fund participated in the securities lending program. Income from the securities lending program is recorded when earned or as soon as reliable information became available from the lending agent. Net income for each Fund is reflected in the Statements of Operations under “Income from securities lending.” As of September 30, 2021, none of the Funds had securities on loan.

(o)

Other – Dividend income less foreign taxes accrued or withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded, revised or canceled as soon after the ex-dividend date as reliable information became available to the Funds. During the year ended September 30, 2021, International Fund and International Value Fund received EU tax reclaim payments in the amount of $29,017,000 and $13,853,000, respectively, that were not previously accrued for due to uncertainty of collectability and interest on the tax reclaim payments. The amount of tax reclaims is included in “Dividends, from unaffiliated issuers” and interest on those tax reclaims in the amount of $9,645,000 and $4,124,000, respectively, is included in “Interest” on the accompanying Statement of Operations. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

(3)	Risks:

Like all mutual funds, the Funds take investment risks and it is possible for you to lose money by investing in a Fund. Investors in each Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. This section describes certain of

120	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

the principal risks associated with investing in each Fund, but is not a complete list of every risk involved in investing in each Fund and the Fund may be exposed to additional risks not listed below. See the Funds’ prospectus and statement of additional information regarding the risks of investing in shares of the Funds. An investment in a Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions and closures, impact the ability to complete redemptions, impact Artisan Partners Funds and its service providers’ business functions and affect fund performance. For example, the global outbreak of the 2019 novel coronavirus (“COVID-19”), together with resulting voluntary and governmental actions, including, without limitation, mandatory business closures, public gathering limitations, restrictions on travel and quarantines, has meaningfully disrupted the global economy and markets. Although the long-term economic fallout of COVID-19 is difficult to predict, it has had and is expected to continue to have, notwithstanding widespread COVID-19 vaccination efforts, ongoing material adverse effects across many, if not all, aspects of regional, national and global economies.

Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

Investment risks typically are greater in emerging and developing markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. The securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition,

Artisan Partners Funds	121

NOTES TO FINANCIAL STATEMENTS

governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security may fall in response to increases in interest rates. Each Fund that may invest in fixed income securities may invest in debt securities without considering the maturity of the investment. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect each Fund’s debt investments unfavorably.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade or be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the secured loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial

122	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

period after the sale of the loans. It is unclear whether certain loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

The London Interbank Offered Rate (“LIBOR”) is expected to cease to be available, or appropriate for use, by June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments (including, for example, loans that reference LIBOR) and may result in costs incurred in connection with closing out positions and entering into new trades. Regulators and market participants are working together to identify or develop a replacement rate. For instance, the US Federal Reserve based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace US dollar LIBOR. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate including but not limited to SOFR, may also adversely affect the Fund’s performance and/or NAV. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined and may vary depending on factors that include but are not limited to existing fallback or termination provisions in individual contracts.

As non-diversified funds, Focus Fund, Select Equity Fund, and Sustainable Emerging Markets Fund may invest a larger portion of their assets in securities of a smaller number of issues than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

Operational failures, cyber-attacks or other disruptions that affect the Funds’ service providers, the Funds’ counterparties, other market participants or the issuers of securities held by the Funds may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing Fund operations.

(4)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

Artisan Partners Funds	123

NOTES TO FINANCIAL STATEMENTS

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2(a). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. PIPE investments are generally categorized as Level 3. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of September 30, 2021 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks(1)
Developed Markets	$3,878,020	$641,804	$-	$4,519,824
Emerging Asia	1,351,749	2,143,287	-	3,495,036
Europe, Middle East & Africa	97,770	-	-	97,770
Latin America	528,897	-	-	528,897
Investment Companies	26,820	-	-	26,820
Total Investments	$5,883,256	$2,785,091	$-	$8,668,347
Focus
Common Stocks(1)	$2,101,594	$68,315	$-	$2,169,909
Option Purchased	5,269	-	-	5,269
Investment Companies	86,276	-	-	86,276
Total Investments	2,193,139	68,315	-	2,261,454
Foreign Currency Forward Contracts(2)	-	479	-	479
Written Option Contract	(3,576)	-	-	(3,576)
Total	$2,189,563	$68,794	$-	$2,258,357

124	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Discovery
Common Stocks(1)
Americas	$214,910	$-	$-	$214,910
Emerging Markets	7,076	1,382	-	8,458
Europe	11,294	77,180	-	88,474
Pacific Basin	-	27,004	-	27,004
Investment Companies	15,874	-	-	15,874
Total Investments	$249,154	$105,566	$-	$354,720
Global Equity
Common Stocks and Equity-Linked Security(1)
Americas	$165,746	$-	$-	$165,746
Emerging Markets	8,553	18,354	-	26,907
Europe	12,423	101,831	-	114,254
Middle East	4,010	2,211	-	6,221
Pacific Basin	-	9,061	-	9,061
Investment Companies	1,855	-	-	1,855
Total Investments	$192,587	$131,457	$-	$324,044
Global Opportunities
Common Stocks(1)
Americas	$3,305,015	$-	$-	$3,305,015
Emerging Markets	46,859	-	-	46,859
Europe	-	1,444,905	-	1,444,905
Pacific Basin	-	620,203	-	620,203
Investment Companies	326,533	-	-	326,533
Total Investments	$3,678,407	$2,065,108	$-	$5,743,515
Global Value
Common Stocks(1)
Americas	$1,145,714	$-	$-	$1,145,714
Emerging Markets	41,317	174,198	-	215,515
Europe	-	890,186	-	890,186
Pacific Basin	-	68,591	-	68,591
Warrant
Europe	-	884	-	884
Investment Companies	142,816	-	-	142,816
Total Investments	$1,329,847	$1,133,859	$-	$2,463,706

Artisan Partners Funds	125

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
High Income
Corporate Bonds(1)	$-	$4,344,769	$-	$4,344,769
Bank Loans(1)	-	2,475,747	-	2,475,747
Common Stock(1)	-	16,743	-	16,743
Convertible Bond(1)	-	5,732	-	5,732
Investment Companies	593,356	-	-	593,356
Total Investments	593,356	6,842,991	-	7,436,347
Foreign Currency Forward Contracts(2)	-	11	-	11
Futures(2)	3,848	-	-	3,848
Total	$597,204	$6,843,002	$-	$7,440,206
International
Common Stocks and Equity-Linked Security(1)
Americas	$1,134,483	$-	$-	$1,134,483
Emerging Markets	146,029	474,379	-	620,408
Europe	371,857	6,396,879	-	6,768,736
Middle East	374,220	-	-	374,220
Pacific Basin	-	389,429	-	389,429
Investment Companies	340,325	-	-	340,325
Total Investments	$2,366,914	$7,260,687	$-	$9,627,601
International Small-Mid
Common Stocks(1)
Americas	$1,198,955	$25,394	$-	$1,224,349
Emerging Markets	290,150	91,878	-	382,028
Europe	4,889	2,755,039	-	2,759,928
Middle East	515,952	55,121	-	571,073
Pacific Basin	-	1,109,651	-	1,109,651
Investment Companies	294,787	-	-	294,787
Total Investments	$2,304,733	$4,037,083	$-	$6,341,816

126	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs		Total
International Value
Common Stocks and Equity-Linked Security(1)
Americas	$2,570,118	$270,322	$-		$2,840,440
Emerging Markets	375,055	4,056,685	-		4,431,740
Europe	585,579	11,274,422	-		11,860,001
Pacific Basin	-	273,486	-		273,486
Convertible Bond(1)
Europe	-	8,451	-		8,451
Investment Companies	2,548,314	-	-		2,548,314
Total Investments	6,079,066	15,883,366	-		21,962,432
Foreign Currency Forward Contracts(2)	-	5,810	-		5,810
Total	$6,079,066	$15,889,176	$-		$21,968,242
Mid Cap
Common Stocks(1)	$7,027,653	$191,485	$-		$7,219,138
Investment Companies	251,685	-	-		251,685
Total Investments	$7,279,338	$191,485	$-		$7,470,823
Mid Cap Value
Common Stocks(1)	$2,007,444	$-	$-		$2,007,444
Investment Companies	25,796	-	-		25,796
Total Investments	$2,033,240	$-	$-		$2,033,240
Select Equity
Common Stocks(1)	$19,158	$3,645	$-		$22,803
Investment Companies	1,875	-	-		1,875
Total Investments	$21,033	$3,645	$-		$24,678
Small Cap
Common Stocks(1)	$3,985,576	$-	$-		$3,985,576
Investment Companies	20,555	-	-		20,555
Total Investments	$4,006,131	$-	$-		$4,006,131
Sustainable Emerging Markets
Common Stocks(1)
Developed Markets	$-	$2,342	$-	(3)	$2,342
Emerging Asia	2,882	41,704	-		44,586
Europe, Middle East & Africa	1,217	10,874	-		12,091
Latin America	10,504	-	-		10,504
Investment Companies	2,852	-	-		2,852
Total Investments	$17,455	$54,920	$-	(3)	$72,375

Artisan Partners Funds	127

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Value
Common Stocks(1)	$297,062	$65,352	$-	$362,414
Investment Companies	8,044	-	-	8,044
Total Investments	$305,106	$65,352	$-	$370,458

(1)See the Fund’s Schedule of Investments for industry or country classifications.

(2)Foreign currency forward contracts and/or futures contracts are valued at unrealized appreciation (depreciation). Amounts shown above are shown as net unrealized appreciation (depreciation). See the Fund’s Schedule of Investments for additional detail.

(3)Valued at $0.

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at September 30, 2021		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Sustainable Emerging Markets Fund
Common Stock	$-	(1)	Last quote in inactive market less 100% discount	N/A

(1)Includes one or more securities valued at $0.

As of September 30, 2021, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	High Income Fund		Sustainable Emerging Markets Fund
Balance as of September 30, 2020	$-	(1)	$-	(1)
Transfers into Level 3	-		-
Net change in unrealized appreciation (depreciation)	957		-
Purchases	-		-
Sales	-		-
Accrued Amortization	-
Realized Gain/(Loss)	(957)		-
Transfers out of Level 3	-		-

Balance as of September 30, 2021	$-		$-	(1)

Net change in unrealized appreciation (depreciation) for investments held as of September 30, 2021	$-		$-

(1)Includes one or more securities valued at $0.

(5)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the year. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. Some authorized

128	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. For Investor Shares and Advisor Shares of the Funds, each Fund paid all or a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. For Institutional Shares, the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. Artisan Partners, at its own expense, pays certain authorized agents for accounting and shareholder services (to the extent those fees are not paid by a Fund), and for distribution and marketing services performed with respect to the Funds. See the Funds’ prospectus and statement of additional information about authorized agents. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the year ended September 30, 2021 (in thousands):

	Year Ended 9/30/2021
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Developing World Fund - Investor Shares	$66	$1,991	$2,057
Developing World Fund - Advisor Shares	51	4,113	4,164
Developing World Fund - Institutional Shares	42	-	42
Focus Fund - Investor Shares	58	702	760
Focus Fund - Advisor Shares	33	986	1,019
Focus Fund - Institutional Shares	30	-	30
Global Discovery Fund - Investor Shares	37	142	179
Global Discovery Fund - Advisor Shares	28	24	52
Global Discovery Fund - Institutional Shares	29	-	29
Global Equity Fund - Investor Shares	39	326	365
Global Equity Fund - Advisor Shares	31	12	43
Global Equity Fund - Institutional Shares	29	-	29
Global Opportunities Fund - Investor Shares	79	3,430	3,509
Global Opportunities Fund - Advisor Shares	34	1,060	1,094
Global Opportunities Fund - Institutional Shares	37	-	37
Global Value Fund - Investor Shares	54	572	626
Global Value Fund - Advisor Shares	31	222	253
Global Value Fund - Institutional Shares	33	-	33
High Income Fund - Investor Shares	43	3,615	3,658

Artisan Partners Funds	129

NOTES TO FINANCIAL STATEMENTS

	Year Ended 9/30/2021
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
High Income Fund - Advisor Shares	$52	$2,618	$2,670
High Income Fund - Institutional Shares	48	-	48
International Fund - Investor Shares	234	7,129	7,363
International Fund - Advisor Shares	37	1,570	1,607
International Fund - Institutional Shares	49	-	49
International Small-Mid Fund - Investor Shares	59	1,139	1,198
International Small-Mid Fund - Advisor Shares	36	1,581	1,617
International Small-Mid Fund - Institutional Shares	41	-	41
International Value Fund - Investor Shares	101	5,911	6,012
International Value Fund - Advisor Shares	43	4,024	4,067
International Value Fund - Institutional Shares	55	-	55
Mid Cap Fund - Investor Shares	137	5,471	5,608
Mid Cap Fund - Advisor Shares	34	723	757
Mid Cap Fund - Institutional Shares	53	-	53
Mid Cap Value Fund - Investor Shares	108	1,390	1,498
Mid Cap Value Fund - Advisor Shares	36	311	347
Mid Cap Value Fund - Institutional Shares	33	-	33
Select Equity Fund - Investor Shares	27	17	44
Select Equity Fund - Advisor Shares	26	1	27
Select Equity Fund - Institutional Shares	26	-	26
Small Cap Fund - Investor Shares	119	2,536	2,655
Small Cap Fund - Advisor Shares	35	1,203	1,238
Small Cap Fund - Institutional Shares	37	-	37
Sustainable Emerging Markets Fund - Investor Shares	33	140	173
Sustainable Emerging Markets Fund - Institutional Shares	29	-	29
Value Fund - Investor Shares	48	174	222
Value Fund - Advisor Shares	30	92	122
Value Fund - Institutional Shares	31	-	31

(6)	Derivative Transactions:

Each Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, as set forth in its then-current prospectus and statement of additional information including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

130	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Forward currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in US dollars or foreign currencies). A Fund may not engage in speculative currency exchange transactions. Focus Fund, Global Value Fund, High Income Fund and International Value Fund each used foreign currency contracts for hedging currency exposure during the year ended September 30, 2021.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency. The Fund will earmark or segregate liquid assets to cover any unrealized losses.

Futures Transactions

Each Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. High Income Fund used futures contracts to manage duration exposure during the year ended September 30, 2021.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as due from broker in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

When a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of liquid assets equal to the market value of the futures positions held less margin deposits, and that amount will be marked-to-market on a daily basis.

Options Transactions

Each Fund may purchase and write (sell) put options and call options on securities or indexes.

Artisan Partners Funds	131

NOTES TO FINANCIAL STATEMENTS

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments in securities, at value and written options, at value, respectively, in the Statements of Assets and Liabilities. When a Fund writes options, it will cover its obligation by earmarking or segregating liquid assets. Focus Fund held option contracts during the year ended September 30, 2021.

If a written option expires, a Fund realizes a gain equal to the premium received at the time the option was written. If a purchased option expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from writing a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in net realized gain (loss) on investments and net realized gain (loss) on written options, respectively, in the Statements of Operations. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. During the year ended September 30, 2021, Focus Fund used options transactions to enhance alpha and minimize downside market risk.

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of September 30, 2021 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities Location	Value
Focus	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$487
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(8)
	Equity	Purchased options contracts	Investments in securities, unaffiliated, at value	$5,269
	Equity	Written options contracts	Written options, at value	$(3,576)
High Income	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$11
	Interest Rate	Futures contracts	Due from broker	$3,331
			Payable for variation margin on futures contracts (1)	(183)
International Value	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$5,810

(1)Payable is the daily change in the margin requirement. As of September 30, 2021, total net unrealized appreciation was $3,848.

132	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments in the amount of realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on the Statements of Operations for the year ended September 30, 2021 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
Focus	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$2,000	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(515)
	Equity	Purchased options contracts	Net realized gain on investments, from unaffiliated issuers	$96,461	Net decrease in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$(5,487)
	Equity	Written options contracts	Net realized loss on written options	$(32,598)	Net increase in unrealized appreciation or depreciation on written options	$4,698
Global Value	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(3,193)	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$2,416
High Income	Interest rate	Futures contracts	Net realized gain on futures contracts	$5,070	Net increase in unrealized appreciation or depreciation on futures contracts	$4,510
	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$3	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(131)
International Value	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(63,027)	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$39,364

The average monthly amount outstanding for each derivative type for the year ended September 30, 2021 was as follows (dollar value in thousands):

Fund	Derivative Type	Average Monthly Notional Amount
Focus	Foreign currency forward contracts	$88,489
	Purchased options contracts	$176,134
	Written options contracts	$16,224
Global Value	Foreign currency forward contracts	$6,056
High Income	Foreign currency forward contracts	$9,369
	Futures contracts	$319,823
International Value	Foreign currency forward contracts	$495,316

Artisan Partners Funds	133

NOTES TO FINANCIAL STATEMENTS

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands) for foreign currency forward contracts as of September 30, 2021:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
Focus	JPMorgan Chase Bank, N.A.	$487	$(8)	$-	$479
High Income	JPMorgan Chase Bank, N.A.	11	-	-	11
International Value	JPMorgan Chase Bank, N.A.	5,810	-	-	5,810

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Focus	JPMorgan Chase Bank, N.A.	$8	$(8)	$-	$-

(7)	Related Party Transactions:

(a)

Investment Advisory Agreement – The Adviser, with which the officers and two directors of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the year ended September 30, 2021. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Developing World Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

134	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Focus Fund and Sustainable Emerging Markets Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.950
$3.5 billion to $5 billion	0.925
Greater than $5 billion	0.900

Global Discovery Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.975%
$1 billion to $2 billion	0.950
$2 billion to $3.5 billion	0.925
$3.5 billion to $5 billion	0.900
Greater than $5 billion	0.875

Global Equity Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $2 billion	0.875
$2 billion to $3.5 billion	0.850
$3.5 billion to $5 billion	0.825
Greater than $5 billion	0.800

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

Artisan Partners Funds	135

NOTES TO FINANCIAL STATEMENTS

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small-Mid Fund

Average Daily Net Assets	Annual Rate
Less than $2 billion	1.050%
$2 billion to $3 billion	1.025
$3 billion to $4 billion	1.000
$4 billion to $5 billion	0.975
Greater than $5 billion	0.950

International Value Fund, Mid Cap Fund, Mid Cap Value Fund and Small Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Select Equity Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.750%
$1 billion to $2 billion	0.725
$2 billion to $3.5 billion	0.700
$3.5 billion to $5 billion	0.675
Greater than $5 billion	0.650

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

(b)

Expense Waivers and Reimbursements – The Adviser has contractually agreed to bear certain expenses and waive its management fees, and to the extent that the fee waiver is insufficient to reimburse any ordinary operating expenses, to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets

136	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

indicated below. These contractual limits continue through the date shown on the table below at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the year ended September 30, 2021 (dollar values in thousands).

For the year ended September 30, 2021, Select Equity Fund incurred operating expenses of approximately $38,000 that were reimbursed by the Adviser. The Funds had no material receivables from or payables to the Adviser at September 30, 2021.

Fund	Expense Limit as a % of Average Daily Net Assets	Contractual Expense Limit Continues Through	Expenses Waived
Focus Fund - Investor Shares	1.50%	January 31, 2021(1)		$-
Focus Fund - Advisor Shares	1.40%	January 31, 2021(1)		-
Focus Fund - Institutional Shares	1.40%	January 31, 2021(1)		-
Global Discovery Fund - Investor Shares	1.40%	January 31, 2023		-
Global Discovery Fund - Advisor Shares	1.30%	January 31, 2023		20
Global Discovery Fund - Institutional Shares	1.25%	January 31, 2023		-
Global Equity Fund - Investor Shares	1.35%	January 31, 2023		-
Global Equity Fund - Advisor Shares	1.25%	January 31, 2023		55
Select Equity Fund - Investor Shares	1.25%	January 31, 2023		66
Select Equity Fund - Advisor Shares	1.15%	January 31, 2023		46
Select Equity Fund - Institutional Shares	1.10%	January 31, 2023		77
Sustainable Emerging Markets Fund - Investor Shares	1.35%	January 31, 2023		239
Sustainable Emerging Markets Fund - Institutional Shares	1.20%	January 31, 2023		68
Value Fund - Advisor Shares	0.88%	January 31, 2023		68

(1)Expense limit expired on February 1, 2021

(c)

Officers and Directors – The officers and directors of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the year ended September 30, 2021, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of $275,000 prior to January 1, 2021 and $290,000 thereafter.

In addition, the independent chair and each committee chair receives an annual supplemental retainer as follows:

Amount
Independent board chair	$85,000
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

Artisan Partners Funds	137

NOTES TO FINANCIAL STATEMENTS

These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)

Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(8)	Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of lenders, led by JPMorgan Chase Bank N.A., as lender and administrative agent that expires on June 8, 2022. Under the line of credit, each Fund can borrow an amount that would not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund was a party; provided that the aggregate borrowings by all the Funds may not exceed $300 million ($200 million prior to June 9, 2021). The Funds paid a commitment fee at the annual rate of 0.15% (0.20% prior to June 9, 2021) on the unused portion of the line of credit and interest was charged on any borrowings at the highest of (i) the Eurodollar Rate for a one-month interest period commencing two business days after such day (but, in any event, not less than 0.00%) plus 1.00% (1.25% prior to June 9, 2021), (ii) the federal funds effective rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% (1.25% prior to June 9, 2021) or (iii) the overnight bank funding rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% (1.25% prior to June 9, 2021). The Funds also paid an agent’s fee and arrangement fee to JPMorgan Chase Bank N.A. and the Funds’ and administrative agent legal expenses in connection with the line of credit, each as incurred. The fees are allocated to each Fund based on average net assets. The use of the line of credit was generally

138	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

restricted to temporary borrowing for extraordinary or emergency purposes. During the year ended September 30, 2021, there were borrowings under the line of credit as follows:

Fund	Average Borrowings	Average Borrowing Rates
Developing World	6,750,000	1.31%
Global Equity	2,108,333	1.34%
International	62,650,000	1.37%
Mid Cap	66,550,000	1.10%
Sustainable Emerging Markets	700,000	1.10%

All fees and interest expense related to the line of credit are included in other operating expenses in the Statements of Operations. There were no borrowings outstanding at September 30, 2021.

(9)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the year ended September 30, 2021 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$11,679,136	$10,601,146
Focus	5,681,990	5,114,330
Global Discovery	197,015	129,791
Global Equity	386,379	369,183
Global Opportunities	2,288,961	2,464,780
Global Value	854,265	877,743
High Income	5,105,041	3,418,848
International	6,500,160	7,835,027
International Small-Mid	3,262,591	1,497,888
International Value	8,072,055	5,416,222
Mid Cap	2,972,825	4,411,718
Mid Cap Value	309,491	649,360
Select Equity	12,761	6,378
Small Cap	1,801,761	1,540,226
Sustainable Emerging Markets	22,329	15,449
Value	85,385	104,970

(10)	Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the year ended September 30, 2021 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if

Artisan Partners Funds	139

NOTES TO FINANCIAL STATEMENTS

the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the year ended September 30, 2021.

Transactions in securities of affiliates:

	As of 09/30/2020			Proceeds from Sales	Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	As of 09/30/2021
Funds	Shares Balance	Value	Purchases at Cost				Share Balance	Value	Dividend Income@
International Small-Mid Fund
AIXTRON SE†‡(1)	4,264	$51,485	$23,088	$(73,849)	$34,338	$36,981	2,862	$72,043	$500
Carenet, Inc.‡(1)	-	-	38,812	-	-	6,960	3,666	45,772	21
CKD Corp.‡(1)	751	12,237	77,506	(1,471)	(157)	6,709	4,443	94,824	1,082
Codemasters Group Holdings plc†‡	7,145	33,704	10,610	(74,337)	38,690	(8,667)	-	-	-
Daikokutenbussan Co. Ltd.‡(1)	-	-	64,976	(995)	(239)	(7,080)	965	56,662	179
Intersect ENT, Inc*†‡	1,256	20,484	39,134	(59,598)	11,094	15,741	987	26,855	-
Model N, Inc.*‡	979	34,539	45,883	(1,586)	(306)	(5,046)	2,194	73,484	-
Raccoon Holdings, Inc.(1)	1,361	27,433	16,625	-	-	(12,923)	2,214	31,135	260
Radware Ltd.*‡	1,609	38,996	31,492	(1,906)	253	23,413	2,736	92,248	-
Temairazu, Inc.‡(1)	271	14,479	4,911	-	-	1,476	363	20,866	78
Ubicom Holdings, Inc.‡(1)	-	-	29,723	-	-	(5,517)	928	24,206	22
ViewRay, Inc.*‡	6,024	21,083	28,996	(2,029)	(503)	39,565	12,082	87,112	-
Total#		$254,440	$411,756	$(215,771)	$83,170	$91,612		$526,309	$2,142
International Value Fund
Arch Capital Group Ltd.*‡	17,661	$516,594	$215,524	$(31,932)	$7,423	$159,408	22,709	$867,017	$-
Total		$516,594	$215,524	$(31,932)	$7,423	$159,408		$867,017	$-
Small Cap Fund
Vapotherm, Inc.*‡	934	$27,091	$12,811	$(1,419)	$(718)	$(8,310)	1,323	$29,455	$-
Total		$27,091	$12,811	$(1,419)	$(718)	$(8,310)		$29,455	$-

@ Net of foreign taxes withheld, if any.

†  Issuer was not an affiliate as of September 30, 2021.

‡  Issuer was not an affiliate as of September 30, 2020.

*  Non-income producing security.

#  Total value as of September 30, 2021 is presented only for those issuers that were affiliates as of September 30, 2021.

(1)Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

140	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(11)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of September 30, 2021 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Developing World	$5,881,265	$3,141,412	$(354,330)	$2,787,082
Focus	1,976,548	289,276	(7,467)	281,809
Global Discovery	256,880	102,467	(4,627)	97,840
Global Equity	262,299	71,609	(9,864)	61,745
Global Opportunities	3,800,395	2,015,155	(72,035)	1,943,120
Global Value	1,916,212	617,206	(69,712)	547,494
High Income	7,165,778	285,680	(11,252)	274,428
International	7,419,244	2,331,473	(123,116)	2,208,357
International Small-Mid	4,837,934	1,680,231	(176,349)	1,503,882
International Value	18,135,015	4,506,518	(673,291)	3,833,227
Mid Cap	4,204,284	3,307,412	(40,873)	3,266,539
Mid Cap Value	1,138,066	898,957	(3,783)	895,174
Select Equity	20,721	4,331	(374)	3,957
Small Cap	2,580,503	1,596,859	(171,231)	1,425,628
Sustainable Emerging Markets	55,653	26,363	(9,641)	16,722
Value	237,611	134,462	(1,615)	132,847

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the year ended September 30, 2021 and the year ended September 30, 2020 were as follows (in thousands):

	Year Ended 9/30/2021		Year Ended 9/30/2020
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Developing World	$152,905	$170,759	$56	$-
Focus	53,368	-	28,707	-
Global Discovery	3,590	1,274	-	-
Global Equity	14,871	16,482	774	21,196
Global Opportunities	124,967	198,394	3,683	238,177

Artisan Partners Funds	141

NOTES TO FINANCIAL STATEMENTS

	Year Ended 9/30/2021		Year Ended 9/30/2020
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Global Value	$3,457	$-	$48,126	$-
High Income(a)	334,171	-	257,076	-
International	84,981	251,322	108,905	457,268
International Small-Mid	32,045	-	3,605	-
International Value	150,230	2,931	105,941	337,677
Mid Cap	169,210	772,633	-	569,399
Mid Cap Value	11,961	26,416	18,012	203,830
Select Equity	67	-	-	-
Small Cap	-	193,038	-	145,608
Sustainable Emerging Markets	992	-	887	-
Value	1,976	22,360	5,833	12,126

(a) Included in High Income Fund’s Ordinary Income Dividends for the year ended 9/30/20 is a tax return of capital in the amount of $250 (in thousands).

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for International Fund and International Value Fund of approximately $53,641,000 and $48,845,000, respectively, were included in net realized gain on investments in the Statements of Operations for the year ended September 30, 2021, and were not recognized for Federal income tax purposes. These net realized gains represent permanent book/tax differences and have been reclassified to “Fund shares issued and outstanding” on the accompanying Statements of Assets and Liabilities.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were recorded in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, non-deductible offering costs and utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the net asset values of the Funds.

142	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Permanent book and tax differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at September 30, 2021 as follows:

Fund	Undistributed Net Investment Income (Loss)(a)	Accumulated Net Realized Gain (Loss)(a)	Fund shares issued and outstanding
Developing World	$77,836	$(179,026)	$101,190
Focus	7,705	(31,600)	23,895
Global Discovery	2,074	(3,427)	1,353
Global Equity	1,143	(4,643)	3,500
Global Opportunities	6,042	(50,304)	44,262
Global Value	(5,041)	(7,658)	12,699
High Income	(6,042)	2,896	3,146
International	(7,049)	(189,134)	196,183
International Small-Mid	14,159	(27,266)	13,107
International Value	(103,890)	(48,606)	152,496
Mid Cap	63,084	(183,219)	120,135
Mid Cap Value	(4,014)	(25,263)	29,277
Select Equity	(3)	(4)	7
Small Cap	52,126	(94,641)	42,515
Sustainable Emerging Markets	192	(192)	0
Value	(238)	(4,028)	4,266

(a) These components of net assets are included in Total distributable earnings (loss) in the Statement of Assets and Liabilities.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2021. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2021.

Artisan Partners Funds	143

NOTES TO FINANCIAL STATEMENTS

Additional tax information as of and for the year ended September 30, 2021 follows (in thousands):

Additional tax information

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)(1)	Tax Components of Net Assets Appreciation	Total Distributable Earnings
Developing World	$294,539	$385,580	$-	$-	$(247)	$2,787,079	$3,466,951
Focus	334,223	20,134	-	-	(50)	254,773	609,080
Global Discovery	7,395	19,220	-	-	(11)	97,842	124,446
Global Equity	19,458	26,261	-	-	(20)	61,604	107,303
Global Opportunities	27,681	553,394	-	-	(244)	1,943,084	2,523,915
Global Value	26,165	179,801	-	-	(199)	547,487	753,254
High Income	110,220	-	-	-	(4,999)	269,358	374,579
International	429,667	1,310,239	-	-	(903)	2,208,316	3,947,319
International Small-Mid	44,465	114,369	-	-	(130)	1,501,695	1,660,399
International Value	1,071,211	1,001,968	-	-	(1,055)	3,780,887	5,853,011
Mid Cap	28,991	993,790	-	-	(481)	3,266,542	4,288,842
Mid Cap Value	33,155	218,971	-	-	(237)	895,175	1,147,064
Select Equity	450	669	-	-	(4)	3,956	5,071
Small Cap	23,598	334,741	-	-	(152)	1,425,630	1,783,817
Sustainable Emerging Markets	748	-	-	-	(133,232)	16,253	(116,231)
Value	4,396	35,351	-	-	(40)	132,846	172,553

(1)Other deferred gains and losses relate to (a) distribution payable at year end (b) other items including straddle loss deferral and capital loss carryforward.

As of September 30, 2021, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unexpiring –ST	Unexpiring –LT		Utilized in CY
Global Value	$-	$-		$21,879
High Income	-	-		109,016
International Small-Mid	-	-		39,329
Select Equity	-	-		222
Sustainable Emerging Martkets	5,310	127,910	(1)	1,604

(1)Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,323, pursuant to IRC Section 382-383.

144	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(12)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Year Ended 9/30/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	24,456,112	$652,612	21,495,815	$372,378
Advisor Shares	78,124,393	2,091,300	89,357,615	1,520,568
Institutional Shares	35,190,326	944,978	63,307,872	1,100,922
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,144,414	28,164	-	-
Advisor Shares	6,563,174	162,701	-	-
Institutional Shares	3,125,063	77,783	2,228	32
Cost of shares redeemed
Investor Shares	(18,370,697)	(478,325)	(12,515,600)	(209,752)
Advisor Shares	(56,204,034)	(1,491,291)	(54,873,444)	(960,015)
Institutional Shares	(22,206,741)	(591,050)	(17,300,238)	(291,850)
Net increase from fund share transactions
Investor Shares	7,229,829	202,451	8,980,215	162,626
Advisor Shares	28,483,533	762,710	34,484,171	560,553
Institutional Shares	16,108,648	431,711	46,009,862	809,104

	FOCUS
	Year Ended 9/30/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	6,066,488	$124,647	7,785,951	$123,437
Advisor Shares	23,956,675	501,871	30,498,391	476,768
Institutional Shares	9,893,353	218,902	24,736,531	401,316
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	469,765	9,245	446,570	6,931
Advisor Shares	1,300,655	25,636	1,004,649	15,582
Institutional Shares	176,767	3,488	-	-
Cost of shares redeemed
Investor Shares	(5,571,574)	(117,026)	(4,818,560)	(74,379)
Advisor Shares	(10,783,293)	(237,296)	(24,711,960)	(406,737)
Institutional Shares	(958,295)	(20,559)	(902,215)	(14,476)
Net increase from fund share transactions
Investor Shares	964,679	16,866	3,413,961	55,989
Advisor Shares	14,474,037	290,211	6,791,080	85,613
Institutional Shares	9,111,825	201,831	23,834,316	386,840

Artisan Partners Funds	145

NOTES TO FINANCIAL STATEMENTS

	GLOBAL DISCOVERY
	Year Ended 9/30/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	835,410	$17,733	2,665,655	$37,879
Advisor Shares	260,651	5,428	1,127,624	16,053
Institutional Shares	7,220,727	149,718	4,679,259	71,361
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	58,724	1,141	-	-
Advisor Shares	21,563	419	-	-
Institutional Shares	169,415	3,295	-	-
Cost of shares redeemed
Investor Shares	(3,926,010)	(77,149)	(4,896,419)	(72,479)
Advisor Shares	(488,202)	(10,055)	(57,546)	(906)
Institutional Shares	(275,487)	(5,959)	(103,117)	(1,330)
Net increase (decrease) from fund share transactions
Investor Shares	(3,031,876)	(58,275)	(2,230,764)	(34,600)
Advisor Shares	(205,988)	(4,208)	1,070,078	15,147
Institutional Shares	7,114,655	147,054	4,576,142	70,031

	GLOBAL EQUITY
	Year Ended 9/30/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	904,092	$21,779	1,641,661	$32,053
Advisor Shares	83,022	1,987	568,879	13,058
Institutional Shares	2,694,888	63,930	3,359,592	64,387
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	732,806	16,107	519,668	10,232
Advisor Shares	71,608	1,575	-	-
Institutional Shares	564,180	12,514	589,702	11,682
Cost of shares redeemed
Investor Shares	(1,297,221)	(31,024)	(2,095,955)	(43,688)
Advisor Shares	(139,489)	(3,403)	(533)	(12)
Institutional Shares	(1,159,022)	(27,394)	(5,808,916)	(115,111)
Net increase (decrease) from fund share transactions
Investor Shares	339,677	6,862	65,374	(1,403)
Advisor Shares	15,141	159	568,346	13,046
Institutional Shares	2,100,046	49,050	(1,859,622)	(39,042)

146	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	GLOBAL OPPORTUNITIES
	Year Ended 9/30/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	7,534,061	$276,699	9,970,960	$285,782
Advisor Shares	10,297,748	382,378	12,039,374	341,280
Institutional Shares	13,722,463	522,472	16,612,824	482,956
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,661,867	91,169	2,781,996	72,721
Advisor Shares	1,779,172	61,346	1,482,208	38,938
Institutional Shares	4,344,622	151,540	4,425,287	117,403
Cost of shares redeemed
Investor Shares	(10,400,955)	(382,405)	(12,713,254)	(344,238)
Advisor Shares	(7,521,324)	(279,779)	(8,892,702)	(243,928)
Institutional Shares	(13,122,821)	(489,845)	(14,342,319)	(385,270)
Net increase (decrease) from fund share transactions
Investor Shares	(205,027)	(14,537)	39,702	14,265
Advisor Shares	4,555,596	163,945	4,628,880	136,290
Institutional Shares	4,944,264	184,167	6,695,792	215,089

	GLOBAL VALUE
	Year Ended 9/30/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,479,158	$31,253	1,959,434	$29,755
Advisor Shares	2,543,546	53,069	5,987,558	90,503
Institutional Shares	23,752,376	495,788	25,379,124	397,957
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	7,554	141	370,478	6,439
Advisor Shares	12,545	233	461,191	7,992
Institutional Shares	157,821	2,943	1,760,345	30,560
Cost of shares redeemed
Investor Shares	(3,400,424)	(66,559)	(16,662,955)	(252,929)
Advisor Shares	(3,869,572)	(74,325)	(25,182,614)	(399,457)
Institutional Shares	(20,531,693)	(421,990)	(59,276,780)	(925,247)
Net increase (decrease) from fund share transactions
Investor Shares	(1,913,712)	(35,165)	(14,333,043)	(216,735)
Advisor Shares	(1,313,481)	(21,023)	(18,733,865)	(300,962)
Institutional Shares	3,378,504	76,741	(32,137,311)	(496,730)

Artisan Partners Funds	147

NOTES TO FINANCIAL STATEMENTS

	HIGH INCOME
	Year Ended 9/30/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	55,384,551	$557,458	65,783,259	$610,473
Advisor Shares	127,925,837	1,292,736	125,448,800	1,142,682
Institutional Shares	120,431,802	1,227,065	124,959,869	1,122,536
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	7,267,322	73,712	5,595,181	52,270
Advisor Shares	14,085,012	142,815	12,838,481	119,846
Institutional Shares	6,575,203	66,709	4,060,947	37,792
Cost of shares redeemed
Investor Shares	(43,489,922)	(440,258)	(41,216,553)	(381,783)
Advisor Shares	(63,765,017)	(647,748)	(125,945,687)	(1,170,346)
Institutional Shares	(41,517,109)	(421,144)	(58,161,012)	(535,981)
Net increase from fund share transactions
Investor Shares	19,161,951	190,912	30,161,887	280,960
Advisor Shares	78,245,832	787,803	12,341,594	92,182
Institutional Shares	85,489,896	872,630	70,859,804	624,347
Redemption Fees
Investor Shares		141		364
Advisor Shares		100		231
Institutional Shares		57		316

	INTERNATIONAL
	Year Ended 9/30/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	5,462,779	$194,169	10,552,180	$317,900
Advisor Shares	7,454,600	265,316	17,262,466	525,522
Institutional Shares	17,719,715	642,154	28,116,979	877,178
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,066,146	101,796	5,767,002	185,294
Advisor Shares	1,673,800	55,369	3,081,126	98,688
Institutional Shares	4,262,711	142,161	6,956,215	224,547
Cost of shares redeemed
Investor Shares	(21,775,860)	(777,322)	(40,762,971)	(1,268,785)
Advisor Shares	(17,032,578)	(613,734)	(31,451,849)	(957,107)
Institutional Shares	(31,289,891)	(1,117,578)	(30,360,095)	(929,328)
Net increase (decrease) from fund share transactions
Investor Shares	(13,246,935)	(481,357)	(24,443,789)	(765,591)
Advisor Shares	(7,904,178)	(293,049)	(11,108,257)	(332,897)
Institutional Shares	(9,307,465)	(333,263)	4,713,099	172,397

148	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL SMALL-MID
	Year Ended 9/30/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	7,655,492	$155,986	18,961,021	$280,491
Advisor Shares	35,223,112	704,592	54,020,986	771,595
Institutional Shares	108,981,913	2,173,232	74,321,786	1,092,852
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	131,370	2,441	23,024	335
Advisor Shares	462,919	8,606	76,500	1,112
Institutional Shares	913,605	17,158	107,692	1,581
Cost of shares redeemed
Investor Shares	(5,792,240)	(117,810)	(8,944,335)	(129,575)
Advisor Shares	(18,750,530)	(387,229)	(15,510,557)	(211,683)
Institutional Shares	(33,013,409)	(691,675)	(13,976,666)	(197,856)
Net increase from fund share transactions
Investor Shares	1,994,622	40,617	10,039,710	151,251
Advisor Shares	16,935,501	325,969	38,586,929	561,024
Institutional Shares	76,882,109	1,498,715	60,452,812	896,577

	INTERNATIONAL VALUE
	Year Ended 9/30/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	10,029,416	$425,123	12,741,584	$399,666
Advisor Shares	60,101,745	2,587,653	51,567,652	1,602,580
Institutional Shares	101,375,505	4,247,502	98,869,635	3,148,657
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	531,957	19,709	2,087,367	73,496
Advisor Shares	930,063	34,394	3,406,663	119,676
Institutional Shares	2,304,030	85,572	6,040,646	213,054
Cost of shares redeemed
Investor Shares	(9,439,061)	(393,232)	(33,813,895)	(1,057,581)
Advisor Shares	(35,243,375)	(1,383,978)	(68,731,671)	(2,119,478)
Institutional Shares	(46,260,265)	(1,937,698)	(69,692,047)	(2,185,021)
Net increase (decrease) from fund share transactions
Investor Shares	1,122,312	51,600	(18,984,944)	(584,419)
Advisor Shares	25,788,433	1,238,069	(13,757,356)	(397,222)
Institutional Shares	57,419,270	2,395,376	35,218,234	1,176,690

Artisan Partners Funds	149

NOTES TO FINANCIAL STATEMENTS

	MID CAP
	Year Ended 9/30/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	9,025,373	$438,653	9,113,794	$353,144
Advisor Shares	6,642,387	333,096	5,326,995	209,507
Institutional Shares	13,788,210	786,484	15,658,179	689,641
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	6,218,417	272,802	4,931,025	167,112
Advisor Shares	2,257,342	100,452	1,473,158	50,470
Institutional Shares	8,473,419	430,789	7,223,028	277,581
Cost of shares redeemed
Investor Shares	(12,533,182)	(619,596)	(12,965,538)	(487,349)
Advisor Shares	(5,633,184)	(284,582)	(4,434,628)	(168,551)
Institutional Shares	(31,623,027)	(1,828,558)	(21,798,311)	(932,267)
Net increase (decrease) from fund share transactions
Investor Shares	2,710,608	91,859	1,079,281	32,907
Advisor Shares	3,266,545	148,966	2,365,525	91,426
Institutional Shares	(9,361,398)	(611,285)	1,082,896	34,955

	MID CAP VALUE
	Year Ended 9/30/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,967,470	$86,121	4,020,064	$65,338
Advisor Shares	2,469,192	52,725	12,507,287	168,407
Institutional Shares	2,813,174	59,986	12,226,637	165,806
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	488,090	9,191	3,635,759	65,807
Advisor Shares	627,069	11,764	3,443,389	62,084
Institutional Shares	746,328	14,009	4,065,374	73,339
Cost of shares redeemed
Investor Shares	(7,757,410)	(161,521)	(16,919,066)	(281,615)
Advisor Shares	(11,106,520)	(234,773)	(15,897,964)	(252,917)
Institutional Shares	(7,759,522)	(162,434)	(18,398,693)	(301,799)
Net increase (decrease) from fund share transactions
Investor Shares	(3,301,850)	(66,209)	(9,263,243)	(150,470)
Advisor Shares	(8,010,259)	(170,284)	52,712	(22,426)
Institutional Shares	(4,200,020)	(88,439)	(2,106,682)	(62,654)

150	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	SELECT EQUITY
	Year Ended 9/30/2021		Period Ended 9/30/2020(1)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	164,281	$2,119	110,655	$1,014
Advisor Shares	62,236	862	161,499	1,495
Institutional Shares	370,623	4,840	1,130,925	11,059
Net asset value of shares issued in reinvestment of dividends and distributions
Institutional Shares	5,760	67	-	-
Cost of shares redeemed
Investor Shares	(44,311)	(578)	(13,974)	(128)
Advisor Shares	(6,471)	(83)	(85,088)	(810)
Institutional Shares	(1,685)	(21)	(24,397)	(249)
Net increase from fund share transactions
Investor Shares	119,970	1,541	96,681	886
Advisor Shares	55,765	779	76,411	685
Institutional Shares	374,698	4,886	1,106,528	10,810

(1)	For the period from commencement of operations (February 28, 2020) through September 30, 2020.

	SMALL CAP
	Year Ended 9/30/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	6,975,309	$353,733	5,956,558	$219,332
Advisor Shares	12,032,064	616,553	9,570,439	345,031
Institutional Shares	11,886,909	607,621	13,264,607	478,866
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,229,720	57,034	1,439,366	46,923
Advisor Shares	1,341,078	62,575	1,439,531	47,130
Institutional Shares	1,135,482	54,015	1,057,382	35,221
Cost of shares redeemed
Investor Shares	(7,514,944)	(375,163)	(4,896,390)	(168,988)
Advisor Shares	(10,460,652)	(528,644)	(5,482,122)	(194,880)
Institutional Shares	(6,692,828)	(342,082)	(7,872,402)	(282,492)
Net increase from fund share transactions
Investor Shares	690,085	35,604	2,499,534	97,267
Advisor Shares	2,912,490	150,484	5,527,848	197,281
Institutional Shares	6,329,563	319,554	6,449,587	231,595

Artisan Partners Funds	151

NOTES TO FINANCIAL STATEMENTS

	SUSTAINABLE EMERGING MARKETS
	Year Ended 9/30/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	657,786	$13,258	457,861	$6,831
Institutional Shares	267,808	5,414	23,785	360
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	48,964	898	52,440	812
Institutional Shares	4,929	92	4,610	72
Cost of shares redeemed
Investor Shares	(326,496)	(6,341)	(675,349)	(10,009)
Institutional Shares	(176,300)	(3,685)	(38,131)	(568)
Net increase (decrease) from fund share transactions
Investor Shares	380,254	7,815	(165,048)	(2,366)
Institutional Shares	96,437	1,821	(9,736)	(136)

	VALUE
	Year Ended 9/30/2021		Year Ended 9/30/2020
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,006,655	$15,999	2,191,730	$27,580
Advisor Shares	1,277,534	19,493	4,389,901	50,352
Institutional Shares	2,938,692	44,584	4,054,619	43,910
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	471,369	6,359	465,759	6,022
Advisor Shares	523,044	7,019	323,866	4,168
Institutional Shares	661,645	8,886	535,289	6,895
Cost of shares redeemed
Investor Shares	(1,151,218)	(17,262)	(6,495,510)	(75,676)
Advisor Shares	(2,447,377)	(36,532)	(6,381,584)	(76,790)
Institutional Shares	(3,514,364)	(50,901)	(7,745,324)	(88,081)
Net increase (decrease) from fund share transactions
Investor Shares	326,806	5,096	(3,838,021)	(42,074)
Advisor Shares	(646,799)	(10,020)	(1,667,817)	(22,270)
Institutional Shares	85,973	2,569	(3,155,416)	(37,276)

(13)	Accounting Pronouncements:

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule is March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

152	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other LIBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

(14)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Artisan Partners Funds	153

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Artisan Partners Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Artisan Partners Funds, Inc. (comprising Artisan Developing World Fund, Artisan Focus Fund, Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Small-Mid Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Select Equity, Artisan Small Cap Fund, Artisan Sustainable Emerging Markets Fund, and Artisan Value Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2021, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Artisan Partners Funds, Inc. at September 30, 2021, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising Artisan Partners Funds, Inc.	Statements of operations	Statements of changes in net assets	Financial highlights

Artisan Developing World Fund

Artisan Global Equity Fund

Artisan Global Opportunities Fund

Artisan Global Value Fund

Artisan High Income Fund

Artisan International Fund

Artisan International Small-Mid Fund

Artisan International Value Fund

Artisan Mid Cap Fund

Artisan Mid Cap Value Fund

Artisan Small Cap Fund

Artisan Sustainable Emerging Markets Fund

Artisan Value Fund

	For the year ended September 30, 2021	For each of the two years in the period ended September 30, 2021	For each of the five years in the period ended September 30, 2021
Artisan Focus Fund	For the year ended September 30, 2021	For each of the two years in the period ended September 30, 2021	For each of the four years in the period ended September 30, 2021 and the period from April 24, 2017 (commencement of operations) through September 30, 2017

154	Artisan Partners Funds

Funds comprising Artisan Partners Funds, Inc.	Statements of operations	Statements of changes in net assets	Financial highlights
Artisan Global Discovery Fund	For the year ended September 30, 2021	For each of the two years in the period ended September 30, 2021	For each of the four years in the period ended September 30, 2021 and the period from August 21, 2017 (commencement of operations) through September 30, 2017
Artisan Select Equity Fund	For the year ended September 30, 2021	For the year ended September 30, 2021 and the period from February 28, 2020 (commencement of operations) through September 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Artisan Partners Funds	155

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodians, brokers, and agent banks or by other appropriate auditing procedures where replies from brokers and agent banks were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Artisan Partners Funds investment companies since 2003.

Minneapolis, Minnesota

November 19, 2021

156	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Other Federal tax information (unaudited):

The Internal Revenue Code requires that shareholders be notified of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investing in the Funds.

Each Fund hereby designates the following amounts as (i) long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares, in thousands), (ii) the amount of ordinary dividends paid during the year ended September 30, 2021 that are considered qualified dividend income as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, and (iii) the amount of ordinary dividends paid during the year ended September 30, 2021 that are eligible for the dividends received deduction available to certain corporate shareholders.

Fund	Long-Term Capital Gains	Qualified Dividend Income	Dividends Received Deduction
Developing World	$248,051	9.67%	3.37%
Focus	-	22.19	17.60
Global Discovery	2,010	33.90	11.51
Global Equity	18,355	18.89	1.98
Global Opportunities	240,572	34.59	10.97
Global Value	10,576	100.00	100.00
High Income	-	N/A	N/A
International	358,049	100.00	0.00
International Small-Mid	9,742	100.00	0.00
International Value	20,075	100.00	N/A
Mid Cap	882,565	8.27	8.09
Mid Cap Value	53,117	100.00	100.00
Select Equity	-	100.00	100.00
Small Cap	233,778	0.00	0.00
Sustainable Emerging Markets	-	100.00	N/A
Value	26,256	100.00	100.00

Artisan Partners Funds	157

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended September 30, 2021 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Expenses Paid During Period 4/1/2021-9/30/2021(1)	Expense Ratio(2)(3)
Developing World Fund
Investor Shares
Actual	$1,000.00	$993.00	$6.30	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.38	1.26%
Advisor Shares
Actual	$1,000.00	$993.80	$5.45	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.52	1.09%
Institutional Shares
Actual	$1,000.00	$994.20	$5.00	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%

158	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Expenses Paid During Period 4/1/2021-9/30/2021(1)	Expense Ratio(2)(3)
Focus Fund
Investor Shares
Actual	$1,000.00	$1,073.60	$6.50	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Advisor Shares
Actual	$1,000.00	$1,074.50	$5.72	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Institutional Shares
Actual	$1,000.00	$1,074.90	$5.25	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.11	1.01%
Global Discovery Fund
Investor Shares
Actual	$1,000.00	$1,134.20	$7.44	1.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$7.03	1.39%
Advisor Shares
Actual	$1,000.00	$1,134.10	$6.95	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%
Institutional Shares
Actual	$1,000.00	$1,135.90	$5.73	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.42	1.07%
Global Equity Fund
Investor Shares
Actual	$1,000.00	$1,062.10	$6.46	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Advisor Shares
Actual	$1,000.00	$1,062.10	$6.46	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Institutional Shares
Actual	$1,000.00	$1,063.20	$5.33	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.22	1.03%
Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,106.70	$5.97	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.72	1.13%
Advisor Shares
Actual	$1,000.00	$1,107.40	$5.23	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.01	0.99%

Artisan Partners Funds	159

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Expenses Paid During Period 4/1/2021-9/30/2021(1)	Expense Ratio(2)(3)
Institutional Shares
Actual	$1,000.00	$1,107.70	$4.70	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.51	0.89%
Global Value Fund
Investor Shares
Actual	$1,000.00	$1,017.40	$6.32	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Advisor Shares
Actual	$1,000.00	$1,018.40	$5.57	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Institutional Shares
Actual	$1,000.00	$1,018.80	$5.11	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.11	1.01%
High Income Fund
Investor Shares
Actual	$1,000.00	$1,033.30	$4.84	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Advisor Shares
Actual	$1,000.00	$1,033.10	$4.03	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.00	0.79%
Institutional Shares
Actual	$1,000.00	$1,033.60	$3.57	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	$3.55	0.70%
International Fund
Investor Shares
Actual	$1,000.00	$1,056.20	$6.13	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.02	1.19%
Advisor Shares
Actual	$1,000.00	$1,057.20	$5.36	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%
Institutional Shares
Actual	$1,000.00	$1,057.30	$4.90	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
International Small-Mid Fund
Investor Shares
Actual	$1,000.00	$1,058.40	$6.71	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%

160	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Expenses Paid During Period 4/1/2021-9/30/2021(1)	Expense Ratio(2)(3)
Advisor Shares
Actual	$1,000.00	$1,059.40	$5.89	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%
Institutional Shares
Actual	$1,000.00	$1,059.70	$5.52	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.42	1.07%
International Value Fund
Investor Shares
Actual	$1,000.00	$1,031.80	$6.06	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.02	1.19%
Advisor Shares
Actual	$1,000.00	$1,032.60	$5.35	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Institutional Shares
Actual	$1,000.00	$1,033.10	$4.84	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,138.20	$6.27	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.92	1.17%
Advisor Shares
Actual	$1,000.00	$1,138.90	$5.58	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%
Institutional Shares
Actual	$1,000.00	$1,139.60	$5.10	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,029.40	$6.10	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Advisor Shares
Actual	$1,000.00	$1,030.40	$5.34	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Institutional Shares
Actual	$1,000.00	$1,030.80	$4.94	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$4.91	0.97%

Artisan Partners Funds	161

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Expenses Paid During Period 4/1/2021-9/30/2021(1)	Expense Ratio(2)(3)
Select Equity Fund
Investor Shares
Actual	$1,000.00	$1,022.80	$6.34	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Advisor Shares
Actual	$1,000.00	$1,022.70	$5.83	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Institutional Shares
Actual	$1,000.00	$1,022.80	$5.58	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,031.10	$6.06	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.02	1.19%
Advisor Shares
Actual	$1,000.00	$1,031.80	$5.35	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Institutional Shares
Actual	$1,000.00	$1,032.30	$4.89	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.86	0.96%
Sustainable Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$972.20	$6.67	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Institutional Shares
Actual	$1,000.00	$973.60	$5.94	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Value Fund
Investor Shares
Actual	$1,000.00	$1,063.40	$5.43	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Advisor Shares
Actual	$1,000.00	$1,064.30	$4.55	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.46	0.88%
Institutional Shares
Actual	$1,000.00	$1,064.90	$4.30	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.20	0.83%

(1)	Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended September 30, 2021, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(2)	Annualized ratio of expenses to average net assets for the six-month period ended September 30, 2021.
(3)	Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.

162	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners is responsible for management of the Funds’ (as defined below) investment portfolios and for overall management of the Funds’ business and affairs pursuant to an investment advisory agreement (the “Advisory Agreement”) between Artisan Partners Funds and Artisan Partners. With respect to each Fund, the Advisory Agreement, after an initial two-year term, may be continued from year to year only so long as the continuation is approved at least annually (a) by the vote of a majority of the directors of Artisan Partners Funds who are not “interested persons” of Artisan Partners Funds or Artisan Partners (the “independent directors”), and (b) by the board of directors or by the vote of a majority (as defined in the Investment Company Act of 1940, as amended) of the outstanding shares of the Fund.

The directors of Artisan Partners Funds held a meeting on May 6-7, 2021 (the “May 6-7 Meeting”), at which they gave preliminary consideration to information bearing on the continuation of the Advisory Agreement with respect to each of the series of Artisan Partners Funds ( the “Funds”) for the period from July 1, 2021 through June 30, 2022. The primary purpose of the May 6-7 Meeting was to allow the directors ample opportunity to consider matters they deemed relevant in connection with the continuation of the Advisory Agreement (including the information provided relating to their review of the Advisory Agreement, in addition to materials they review at meetings throughout the year), and to request any additional information they considered reasonably necessary to their deliberations.

At their regular quarterly meeting held on May 25-26, 2021 (the “May 25-26 Meeting”), the directors, including the independent directors, considered and unanimously approved the continuation through June 30, 2022 of the Advisory Agreement with respect to each of the Funds. The independent directors were assisted in their evaluation of the Advisory Agreement and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the contract review meetings. Both the May 6-7 Meeting and the May 25-26 Meeting were held telephonically, in reliance on a temporary exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), in light of the novel coronavirus (“COVID-19”) pandemic, permitting mutual fund boards of directors to approve advisory agreements at meetings held using remote communications technology, subject to certain conditions, including that the board ratify the approval at its next in-person meeting (the “Order”). The directors, including each of the independent directors, met in person on August 11, 2021, and ratified its approval of the Advisory Agreement with respect to each of the Funds, as well as all other agreements it had previously approved in reliance on the Order.

Prior to the May 6-7 Meeting, independent counsel to the independent directors sent to Artisan Partners requests for information to be provided to the directors in connection with their consideration of the Advisory Agreement. Artisan Partners provided materials to the directors in response to those requests as well as other information Artisan Partners believed was useful in evaluating the approval of the Advisory Agreement. Artisan Partners provided reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source of investment company data, that included information relating to each Fund’s performance, expenses and fees compared to the performance, expenses and fees of a relatively small peer group and a larger peer universe of mutual funds selected by Broadridge

Artisan Partners Funds	163

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

(the “Broadridge Peer Groups”). Artisan Partners also provided additional reports prepared by Broadridge as well as information prepared by Artisan Partners comparing the performance and expenses of certain of the Funds to peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification used by Broadridge to compile the Broadridge Peer Groups (the “Supplemental Peer Universes”). Such supplemental reports or additional information were provided for Artisan Global Discovery Fund, Artisan International Fund, Artisan International Value Fund, Artisan Select Equity Fund and Artisan Focus Fund.

The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Advisory Agreement. The directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the independent directors and Artisan Partners, that certain aspects of such arrangements may receive greater scrutiny from the directors in some years than in others and that the directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

In evaluating the Advisory Agreement, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations; the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds; the management fee rates payable by each Fund; the total expense ratios of each class of shares of the Funds; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by Artisan Partners from its relationship with the Funds. In addition to the third-party reports by Broadridge and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the May 6-7 Meeting and the May 25-26 Meeting, concerning, among other things, the following:

•	Artisan Partners’ organization and operations, financial condition and stability and ownership structure;

•

Artisan Partners’ personnel and business and financial model and methods, including Artisan Partners’ assessment of its ability to attract and retain capable personnel, including with respect to incentive compensation offered to such personnel, and Artisan Partners’ succession planning processes with respect to, among other areas, the leadership of the Funds’ portfolio management teams and senior management of Artisan Partners; Artisan Partners’ research, including with respect to its acquisition and use of traditional and alternative data, and decision-making processes; the adequacy and sophistication of technology and systems with respect to investment and administrative matters, including the use of and reliance on vendors in connection with the management or operations of the Funds; Artisan Partners’ liquidity management tools and the Funds’ liquidity risk management program; and Artisan Partners’ views on the effects of the evolving competitive landscape of the mutual fund industry and certain industry and regulatory developments (such as the promulgation of new SEC rules), on the Funds’ and/or Artisan Partners’ business;

•

The terms of the Advisory Agreement, including the scope of services performed by Artisan Partners; and how the services performed by Artisan Partners under the Advisory Agreement differ from those performed for other investment companies and accounts;

164	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•

Each Fund’s short- and long-term investment performance (including past 1-, 3-, 5- and 10-year and since-inception periods, as applicable), including performance attribution and rolling 5-year excess return information for certain Funds and performance comparisons for various time periods with (a) other Artisan Partners client accounts managed with similar investment objectives, (b) other mutual funds having similar investment objectives and (c) appropriate market indices;

•

Actions that Artisan Partners has taken or is contemplating taking with respect to Artisan Global Value Fund, Artisan International Fund, Artisan Mid Cap Value Fund, Artisan Select Equity Fund and Artisan Value Fund to help address each Fund’s underperformance during certain prior periods;

•	Information on each Fund’s redemption rates relative to other accounts managed by Artisan Partners, including separate account strategies, and appropriate industry peer groups;

•	The Funds’ experience applying their valuation procedures, including fair valuation of assets for which market quotations are not readily available and the use of independent pricing vendors;

•

Any litigation pending, threatened or settled involving Artisan Partners, and the results of any inspections, investigations or examinations thereof by the SEC or other governmental or regulatory authorities since January 1, 2020;

•

Information regarding fee arrangements, including a comparison of the total expense ratio of each share class of each Fund with other mutual funds; the structure of the management fees, including the method of computing fees and the frequency of payment of fees and Artisan Partners’ process for determining proposed management fee rates for new funds; a comparison of the management fees with fees charged by other investment advisers for managing mutual funds with similar investment objectives; information regarding expense limitation arrangements and effective annual management fee rates for each of the Funds for the calendar year ended December 31, 2020; the expenses other than management fees that the Funds bear, either at the level of the Fund as a whole or on a class-specific basis; and Artisan Partners’ assessment of the reasonableness and current competitiveness of the Funds’ management fee rates and total expense ratios;

•

Artisan Partners’ assessment of whether it is realizing economies of scale in providing services to the Funds and, if so, whether, how and, if quantifiable, to what extent the economies of scale are shared with the Funds, and the adequacy of existing breakpoints (reduced fee levels on assets in excess of stated thresholds) in advisory fees and whether further breakpoints are appropriate;

•

Artisan Partners’ considerations in evaluating whether to offer a particular strategy in a mutual fund or other product structure; and Artisan Partners’ considerations in evaluating whether (i) to close a Fund to certain investors, (ii) to re-open a Fund that has been closed to certain investors and (iii) a Fund is commercially viable and should be reorganized or liquidated.

•	A comparison of the fee arrangements for the Funds with fees charged by Artisan Partners for subadvising other U.S. mutual funds and for managing other accounts,

Artisan Partners Funds	165

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners’ philosophy regarding management fees charged to such sub-advised clients as compared to Funds with substantially similar investment strategies, including regarding initial fee rates and fee waivers and/or reductions, and trends in fees charged by Artisan Partners for such services;

•

Information regarding third-party intermediary and service arrangements and related payments by the Funds and Artisan Partners, including, among other information, information on amounts paid to financial intermediaries by the Funds and Artisan Partners, the nature of services provided by such intermediaries, any caps or limitations placed on related payments, and the process employed by Artisan Partners for entering into and overseeing such intermediary arrangements;

•

Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationships with the Funds, in addition to advisory fees, including any benefits to Artisan Partners or its affiliates in selling other products, and the method of estimating the value of any such benefits;

•

Matters relating to brokerage and portfolio transactions, including Artisan Partners’ practices regarding selection of brokers and dealers to execute portfolio transactions and regarding negotiation of commission rates and allocation of brokerage for research and other services;

•

The estimated profitability to Artisan Partners of its relationship with each Fund on both a pre-tax and post-tax basis for calendar years 2018, 2019 and 2020; and the assumptions and allocation methodologies utilized for such profitability analysis;

•	Potential for conflicts of interest between the Funds and Artisan Partners or its other clients and circumstances and actions addressing or bearing on potential conflicts of interest;

•

Legal, compliance and related matters, including Artisan Partners’ programs for monitoring compliance with federal and state securities and other applicable laws and regulations, the investment policies and restrictions of the Funds and Subchapter M of the Internal Revenue Code; and information regarding personnel who perform significant legal and compliance services for the Funds;

•	Artisan Partners’ risk assessment and risk management processes;

•	Artisan Partners’ cybersecurity framework and Artisan Partners’ approach to monitoring the cybersecurity systems of the Funds’ key service providers with respect to the services provided to the Funds;

•

Artisan Partners’ views on environmental, social and governance (“ESG”) investing, including the extent to which and how Artisan Partners’ investment teams incorporate ESG factors into the investment process with the goal of helping enhance risk-adjusted portfolio returns, anticipated incremental resource needs or costs associated with the incorporation of ESG factors into the investment process used to manage the Funds and Artisan Partners’ assessment of actual and perceived benefits to shareholders and/or Fund performance of the incorporation of such factors into the investment process;

•	Artisan Partners’ policies and practices relating to diversity and inclusion with respect to hiring, retention and career development opportunities; and

166	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•

Artisan Partners’ business continuity and disaster recovery procedures, including Artisan Partners’ response to the global outbreak of COVID-19 and any issues that have arisen as a result of COVID-19 in any areas of Artisan Partners’ business or the operations of the Funds, including portfolio management, valuation, liquidity management, trading, distribution, compliance, data security and investor servicing; Artisan Partners’ current short- and longer-term plans for personnel returning to the office in light of improving circumstances related to COVID-19; and Artisan Partners’ views regarding short- and longer-term effects of COVID-19 on Artisan Partners’ and/or the Funds’ service providers’ costs structures, business models and profitability as they relate to the Funds.

Following the May 6-7 Meeting and executive sessions with their independent counsel, the independent directors requested certain follow-up information from Artisan Partners. Artisan Partners provided this follow-up information prior to the May 25-26 Meeting. At the May 25-26 Meeting, Artisan Partners presented certain additional information to the directors regarding the Funds, and the independent directors and their independent counsel reviewed with the full board the information discussed at the May 6-7 Meeting and during their executive sessions. The directors then considered whether any further discussion or review was necessary, concluding that the information reviewed by the independent directors prior to and at the May 25-26 Meeting provided a sufficient basis for taking action on the continuation of the Advisory Agreement with respect to each Fund for an additional year. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds were appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreement. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. With respect to each Fund, the directors concluded that the Fund’s performance (including absolute performance and, where applicable, outperformance of peers and relevant benchmarks over long-term periods) or other relevant factors supported continuation of the Fund’s advisory arrangements under the Advisory Agreement. In the case of each Fund that had performance that lagged that of a relevant peer group or benchmark for certain (although not necessarily all) periods, the directors concluded that other factors relevant to performance supported continuation of the advisory arrangements. These factors included either or both of the following: (1) that underperformance was attributable, to a significant extent, to investment decisions (such as security selection, sector allocation or risk mitigation) by Artisan Partners that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund’s more recent or long-term performance, as applicable, was competitive when compared to relevant performance benchmarks or peer groups. The directors also considered Artisan Partners’ explanations of the Funds’ investment styles and their comparability to those of other funds in the Funds’ peer groups, including the Supplemental Peer Universes. With respect to Artisan Global Value Fund, Artisan Mid Cap Value Fund and Artisan International Fund, the directors determined that, although the factors noted above relating to each such Fund’s performance supported renewal of the Advisory Agreement with respect to such Funds, the board would continue to monitor the performance of those Funds closely, including through holding meetings with the Funds’ portfolio management team over the course of the following year and receiving additional

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FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

information regarding factors contributing to the Funds’ performance and risk analysis. The directors noted that Artisan Partners had provided thorough and thoughtful analysis regarding its continued confidence in those Funds’ respective investment teams and the Funds’ potential for improved future performance over the long term. In that regard, the directors also noted Artisan Partners’ past record of improving the performance of other Funds that experienced periods of underperformance.

The costs of the services and profitability of Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners, and the estimated profitability it realizes, are reasonable in relation to the nature and quality of services provided with respect to each Fund, based on the assumptions and methodology for calculating such costs and profitability presented to the directors by Artisan Partners.

Comparisons of the services rendered and the amounts payable under the Advisory Agreement with those under other investment advisory agreements. The directors concluded that the fees payable by the Funds to Artisan Partners are reasonable in relation to the nature and quality of the services provided. In reaching this conclusion, the directors compared the fees payable by the Funds to the fees paid by other mutual funds that are in the same Broadridge Peer Groups and/or Supplemental Peer Universes. The directors also considered the fees Artisan Partners receives from, and the scope of services it provides to, other Artisan Partners clients, including its private funds, separate account clients and UCITS funds, and the U.S. mutual funds and collective investment trust portfolios for which it serves as sub-adviser, noting the significantly broader scope of services that Artisan Partners provides to the Funds as compared to the other types of clients. In reaching their conclusion, among the various factors considered, the directors also took into account the costs and risks assumed by Artisan Partners in connection with launching and maintaining publicly-offered mutual funds, and how those costs and risks differ from those associated with other components of Artisan Partners’ business.

In addition, the directors noted that Artisan Partners has contractually agreed to maintain certain expense limitations through January 31, 2023 for Artisan Global Equity Fund (Investor and Advisor Shares), Artisan Global Discovery Fund (Investor, Advisor and Institutional Shares), Artisan Select Equity Fund (Investor, Advisor and Institutional Shares), Artisan Sustainable Emerging Markets Fund (Investor and Institutional Shares) and Artisan Value Fund (Advisor Shares).

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors concluded that the shareholders of Artisan Developing World Fund, Artisan Focus Fund, Artisan Global Opportunities Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Small-Mid, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund and Artisan Value Fund have appropriately benefited from economies of scale under the management fee structures of their advisory arrangements. The directors concluded that the shareholders of each of Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan Select Equity Fund and Artisan Sustainable Emerging Markets Fund would likely benefit from economies of scale if the Fund’s assets reach the level at which it will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreement.

168	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, in addition to the services provided by Artisan Partners pursuant to the Advisory Agreement and the management fees to be paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded the primary fall-out benefits include (1) the potential conversion of Fund shareholders to separate account clients of Artisan Partners, and the ability otherwise to attract new clients and investment talent to Artisan Partners, (2) the acquisition of research products and services by Artisan Partners, for the benefit of its clients including the Funds, in return for brokerage commissions paid by the Funds (“soft dollars”) and (3) reputational benefits as a result of its association with the Funds. The directors concluded that the Funds could benefit from potential institutional shareholders who might choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of research obtained through soft dollars generated with respect to its other clients, and from reputational benefits as a result of their association with Artisan Partners.

At the conclusion of the foregoing discussions, the board approved the Advisory Agreement for the period from July 1, 2021 through June 30, 2022 for each Fund by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

Artisan Partners Funds	169

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of September 30, 2021. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Research Systems, Inc. (“FactSet”).

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry in this report, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources for most Funds and FactSet (to the extent available) as a secondary source for this information. The Adviser uses the Sustainable Industry Classification System (“SICS®”), developed by the Sustainability Accounting Standards Board (“SASB”), as the primary source with respect to Sustainable Emerging Markets Fund. The Adviser assigns debt securities in accordance with the classifications developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the Adviser determines that a different classification is more appropriate, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and/or other publicly available information. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definition of Portfolio Statistic

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the markets in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

170	Artisan Partners Funds

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The indices to which the Funds are compared are:

Artisan Developing World and Artisan Sustainable Emerging Markets Funds – Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market-weighted index of companies in emerging markets.

Artisan Focus and Artisan Select Equity Funds – S&P 500® Index – The S&P 500® is a market-cap-weighted index that measures the performance of 500 US companies focused on the Large-cap sector of the market.

Artisan Global Discovery, Artisan Global Equity, Artisan Global Opportunities and Artisan Global Value Funds – Morgan Stanley Capital International All Country World Index (MSCI ACWI Index) is a market-weighted index of global developed and emerging markets.

Artisan High Income Fund – ICE BofAML US High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

Artisan International and Artisan International Value Funds – Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) is a market-weighted index of companies in developed markets, excluding the US and Canada. MSCI EAFE’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International and Artisan International Value Funds – Morgan Stanley Capital All Country World Index ex USA (MSCI ACWI ex USA Index) is a market-weighted index of global developed and emerging markets, excluding the US.

Artisan International Small-Mid Fund – Morgan Stanley Capital International All Country World ex USA SMID Net Index (MSCI ACWI ex USA SMID Net Index) is a market-weighted index of mid and small cap companies in developed and emerging markets, excluding the US.

Artisan International Small-Mid Fund – Morgan Stanley Capital International All Country World Index ex USA Small Cap Net Index (MSCI ACWI ex USA Small Cap Net Index) is a market-weighted index of small cap companies in developed and emerging markets, excluding the US.

Artisan Mid Cap and Artisan Mid Cap Value Funds – Russell Midcap® Index is a market-weighted index of about 800 medium-sized US companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Artisan Mid Cap Value Fund – Russell Midcap® Value Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Small Cap Fund – Russell 2000® Index is a market-weighted index of about 2,000 small US companies.

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NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Artisan Small Cap Fund – Russell 2000® Growth Index is a market-weighted index of those small companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

Artisan Value Fund – Russell 1000® Index is a market-weighted index of about 1,000 large US companies.

Artisan Value Fund – Russell 1000® Value Index is a market-weighted index of those large companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

SICS® is the exclusive intellectual property of SASB.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

For the ICE BofAML US High Yield Master II Index the source is ICE Data Indices, LLC, used with permission. ICE Data Indices, LLC permits use of the ICE BofAML indices and related data on an “as is” basis, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived there from, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Artisan Partners, or any of its products or services.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in

172	Artisan Partners Funds

the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

The S&P 500® Index is a product of S&P Dow Jones Indices LLC (“S&P DJI”) and/or its affiliates and has been licensed for use. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). None of S&P DJI, Dow Jones, their affiliates or third party licensors makes any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Disclosure of the Funds’ complete schedule of portfolio holdings is also required to be made monthly on Form N-PORT, with every third month made available to the public by the Securities and Exchange Commission 60 days after the end of the Funds’ fiscal quarter. You can find Securities and Exchange Commission filings on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is also made available at https://connect.rightprospectus.com/Artisan, and will be made available, upon request, by calling (toll-free) 800-344-1770. The schedule of portfolio holdings for the second and fourth quarter of each Fund’s fiscal year are included in the semi-annual report and annual report, respectively.

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NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

DIRECTORS AND OFFICERS

The board of directors has overall responsibility for the conduct of the affairs of Artisan Partners Funds. Each director serves an indefinite term until the next annual meeting of shareholders at which the directors are elected and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. Artisan Partners Funds’ bylaws provide that each director must retire by the end of the calendar year in which he or she attains the age of 72. The board of directors may fill any vacancy on the board provided that after such appointment at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of the Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors elects the officers of Artisan Partners Funds. Each officer holds office for one year and until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer, with or without cause, at any time.

The names and ages of the directors and officers as of November 15, 2021, the position each holds with the Funds, the date each was first elected to office, their principal business occupations and other directorships they have held during at least the last five years are shown below. As of September 30, 2021, each director oversees all seventeen series of Artisan Partners Funds.

Name and Age at 11/15/21	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held

Directors who are not “interested persons” of Artisan Partners Funds:

Coleen Downs Dinneen – 60	Director and Chair of the Education Committee	1/1/18	Retired; until 2016, Executive Vice President and General Counsel, Natixis Global Asset Management – U.S. Distribution and Chief Legal Officer and Secretary, Natixis/Loomis Funds.	None.

Gail L. Hanson – 65	Director and Independent Chair of the Board of Directors	Director since 1/1/12; Independent Chair since 1/1/19	Retired; from February 2011 to April 2018, Chief Financial Officer, Aurora Health Care (not for profit health care provider); from September 2004 to February 2011, Deputy Executive Director, State of Wisconsin Investment Board.	Director, Northwestern Mutual Series Fund, Inc. (investment company) (27 portfolios).

Bonnie L. Howard – 68	Director and Chair of the Audit Committee	3/9/18	Director, Chair of the Audit Committee, and member of the Compensation Committee and Nominating and Governance Committee (May 2020 to present), and Chair of the Risk Oversight Committee and member of the Audit Committee (August 2012 to May 2020), Assured Guaranty Ltd.; Director, BMO Financial Corp and BMO Harris Bank, N.A. (September 2013 to April 2018); until December 2011, Chief Auditor and Global Head of Emerging Risk, Citigroup, Inc.	Director, Assured Guaranty Ltd (insurance company).

174	Artisan Partners Funds

DIRECTORS AND OFFICERS

Name and Age at 11/15/21	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held

William J. Kelly – 61	Director	1/1/20	Chief Executive Officer, Chartered Alternative Investment Analyst (CAIA) Association (2014-present).	None.

Peter M. Lebovitz – 66	Director and Chair of the Governance and Nominating Committee	7/1/14	Managing Partner, Harkness Partners, LLC (provider of strategic consulting to investment management firms).	Independent Director and Chair, Emles Trust (investment company) (6 portfolios).

Peter E. Sundman – 62	Director	1/1/2020	Trustee, IES Abroad (since 2012); Trustee, The College of Wooster (since 2003); Trustee, Frost Valley YMCA (since 1998). Formerly, Chief Executive Officer, ClearBridge Advisors (2009-2011); Chairman and Chief Executive Officer, Neuberger Funds (1999-2008); President, Neuberger Berman Management (1999-2008).	None.

Directors who are “interested persons” of Artisan Partners Funds:

Eric R. Colson – 52*	Director	11/12/13	Director, Chief Executive Officer and Chair of Artisan Partners Asset Management Inc.; until January 2021 President of Artisan Partners Asset Management Inc.; Managing Director and Chief Executive Officer of Artisan Partners; until January 2021 President of Artisan Partners; until February 2020, President and Chief Executive Officer of Artisan Partners Funds.	None.

Gregory K. Ramirez – 51**	Director, President and Chief Executive Officer	Director since 1/1/20; President and Chief Executive Officer since 2/12/20	Managing Director and Vice President of Artisan Partners; Executive Vice President of Artisan Partners Asset Management Inc.; until February 2020, Chief Financial Officer, Vice President and Treasurer of Artisan Partners Funds; Chair and President of Artisan Partners Distributors LLC (“Distributors”); prior thereto, Vice President, Treasurer and Chief Financial Officer of Distributors; Director of Artisan Partners Global Funds plc; Director (since October 2016) of certain private funds sponsored by Artisan Partners.	None.

Artisan Partners Funds	175

DIRECTORS AND OFFICERS

*	Mr. Colson is an “interested person” of Artisan Partners Funds, as defined in the 1940 Act, because he is a Director of Artisan Partners Funds and holds various positions with Artisan Partners and its affiliates and beneficially owns interests in Artisan Partners and/or its parent company.

**	Mr. Ramirez is an “interested person” of Artisan Partners Funds, as defined in the 1940 Act, because he is a Director, President and Chief Executive Officer of Artisan Partners Funds and holds various positions with Artisan Partners and its affiliates and beneficially owns interests in Artisan Partners and/or its parent company.

Name and Age at 11/15/21	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held

Officers:

Sarah A. Johnson – 49	General Counsel, Vice President and Secretary	2/8/11	Managing Director, Vice President, Secretary and General Counsel of Artisan Partners; Executive Vice President, Chief Legal Officer and Secretary of Artisan Partners Asset Management Inc.; Vice President and Secretary of Artisan Partners Distributors, LLC.	None.

Jill M. Demski - 47	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	2/12/20	Chief Compliance Officer of Artisan Partners Funds (since February 2020); Associate Counsel (since January 2019) and Director of Compliance of Artisan Partners; Chief Compliance Officer (since October 2019) of Artisan Partners Distributors LLC.	None.

Laura E. Simpson – 45	Vice President and Assistant Secretary	2/10/15	Deputy General Counsel of Artisan Partners; Director (since January 2018) of Artisan Partners Global Funds plc; Director (since July 2020) of certain private funds sponsored by Artisan Partners.	None.

Shannon K. Jagodinski – 44	Chief Financial Officer, Vice President and Treasurer	Chief Financial Officer and Treasurer since 2/12/20; Vice President since 2/10/15	Director of Vehicle Administration of Artisan Partners; prior thereto, Senior Manager; until February 2020, Assistant Treasurer of Artisan Partners Funds.	None.

Timothy K. Weston – 46	Vice President	2/13/19	Associate General Counsel of Artisan Partners.	None.

Timothy A. Kahn – 38	Vice President	2/12/20	Associate General Counsel (since January 2021) of Artisan Partners; prior thereto, Associate Counsel of Artisan Partners.	None.

Blake A. Rigel – 51	Assistant Treasurer	2/9/16	Global Tax Director and Tax Counsel of Artisan Partners.	None.

The business address of the officers and the directors affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The address of the other directors is c/o Artisan Partners Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Artisan Partners Funds’ statement of additional information (SAI) contains further information about the directors. Please call 800.344.1770 or visit our website at www.artisanpartners.com for a free copy of the SAI.

176	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

Item 2.    Code of Ethics.

(a) Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer (the “Covered Officers”).

(b) No disclosures are required pursuant to this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.    Audit Committee Financial Expert.

Registrant’s board of directors has determined that Gail L. Hanson, member of the registrant’s audit committee, William J. Kelly, member of the registrant’s audit committee, Peter M. Lebovitz, member of the registrant’s audit committee, and Bonnie L. Howard, member and chair of the registrant’s audit committee, each qualify as an audit committee financial expert, as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Ms. Hanson, Mr. Kelly, Mr. Lebovitz and Ms. Howard are “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including, without limitation, for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.    Principal Accountant Fees and Services.

Aggregate fees billed to the registrant for professional services rendered by the registrant’s principal accountant, Ernst & Young LLP (“Ernst & Young”) for the 2021 and 2020 fiscal years of the registrant are summarized in the table below. The table summarizes fees billed (or to be billed) by Ernst & Young for work performed relating to each applicable period identified below.

Fees:

	Fiscal Year Ended September 30, 2021	Fiscal Year Ended September 30, 2020
Audit Fees (a)	$488,200	$481,530
Audit-Related Fees (b)	$0	$0
Tax Fees (c)	$683,325	$267,691
All Other Fees (d)	0	0

(a) “Audit Fees” include amounts for professional services rendered by Ernst & Young for the audit of the Corporation’s annual financial statements and services that are normally provided by Ernst & Young in connection with statutory and regulatory filings or engagements, including for 2021, portions of which had not been billed as of September 30, 2021, and fees billed for consents issued in conjunction with the Corporation’s post-effective amendments to the Funds’ registration statements filed for each of the last two fiscal years. The fees billed during the fiscal year ended September 30, 2020 also include a consent issued in conjunction with the Corporation’s post-effective amendments to the Funds’ registration statements filed in connection with the initial offering of Advisor Shares of Artisan Global Equity Fund and Institutional Shares and Advisor Shares of Artisan Global Discovery Fund. The fees billed during the fiscal year ended September 30, 2020 also include a consent issued in conjunction with the Corporation’s post-effective amendments to the Funds’ registration statements filed in connection with the initial offering of Artisan Select Equity Fund.

(b) “Audit-Related Fees” include amounts for assurance and related services by Ernst & Young that are reasonably related to the performance of the audit of the registrant’s financial statements. Audit-related fees have not been reported under the item “audit fees” in the chart above.

(c) “Tax Fees” include amounts for professional services rendered by Ernst & Young for tax compliance, tax advice and tax planning.

The fees shown in the table above for the fiscal year ended September 30, 2021 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2021, which had not been billed as of September 30, 2021; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2021, which also had not been billed as of September 30, 2021; (3) the use of a PFIC database supplied by Ernst & Young for the fiscal year ended September 30, 2020, the excise year ended December 31, 2020 and the semiannual period ended March 31, 2021; the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young for the fiscal year ended September 30, 2021; and EU reclaim filing fees.

The fees shown in the table above for the fiscal year ended September 30, 2020 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2020, which had not been billed as of September 30, 2020; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2020, which also had not been billed as of September 30, 2020; (3) the use of a PFIC database supplied by Ernst & Young for the fiscal year ended September 30, 2019, the excise year ended December 31, 2019 and the semiannual period ended March 31, 2020; (4) the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young for the fiscal year ended September 30, 2020; and (5) a response to Finnish tax authorities regarding outstanding reclaims.

(d) None.

(e)(1) During its regularly scheduled periodic meetings, the registrant’s audit committee considers any requests to pre-approve any audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has authorized its chair to exercise that authority in the intervals between meetings; and the chair presents any such pre-approvals to the audit committee at its next regularly scheduled meeting. Under paragraph (c)(7)(i)(C) of Rule 2-01 of SEC Regulation S-X, pre-approval of non-audit services may be waived provided that: 1) the aggregate fees for all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided, 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2) No services included in Items 4(b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees for the fiscal years ended September 30, 2021 and September 30, 2020 by the registrant’s principal accountant for non-audit services rendered to the registrant are shown in the tables above and described under Items 4(b) – (d) above. For the registrant’s fiscal years ended September 30, 2021 and September 30, 2020, Ernst & Young LLP served as the registrant’s principal accountant and provided no services and billed no fees for non-audit services rendered to the registrant’s adviser or entities controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. The provisions of Rule 2-01(c)(7) were effective on May 6, 2003. No such services were rendered on or after May 6, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of September 30, 2021 are included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.    Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.    Exhibits.

(a)	(1)	Code of Ethics for Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	December 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	December 6, 2021

By:	/s/ Shannon K. Jagodinski
Shannon K. Jagodinski
Principal Financial Officer

Date:	December 6, 2021